UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23757

Goldman Sachs ETF Trust II

(Exact name of registrant as specified in charter)

200 West Street,

New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: August 31, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders is filed herewith.

Annual Shareholder Report

August 31, 2025

Goldman Sachs MarketBeta® Total International Equity ETF

NYSE Arca, Inc.: GXUS

Fund Overview

This annual shareholder report contains important information about Goldman Sachs MarketBeta® Total International Equity ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GXUS	$19	0.18%

How did the Fund perform and what affected its performance?

The broad international equity market posted double-digit positive returns for the annual period but experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Still, strong performance overall was supported by improved economic recovery in developed markets, solid corporate earnings, increased defense spending, European Central Bank interest rate cuts and some progress late in the annual period in trade deals with the U.S. that modestly eased significant concerns around the potential impact of U.S.-imposed tariffs.

Top Contributors to Performance:

  Solactive GBS Global Markets ex United States Large & Mid Cap Index (Index) constituents in the financials, industrials and communication services sectors contributed most positively to the Index’s results during the annual period.

  China, Japan and Germany were the top country contributors to the Index’s results.

  Positions in Taiwan-based semiconductor company Taiwan Semiconductor Manufacturing, China-based technology conglomerate Tencent Holdings and U.K.-based financial company HSBC Holdings contributed most positively to the Index’s returns during the annual period (2.89%, 1.46% and 0.71% of Fund net assets as of August 31, 2025, respectively).

Top Detractors from Performance:

  Index constituents in the health care, energy and real estate sectors contributed least to the Index’s results during the annual period.

  Denmark, India and Indonesia contributed least to the Index’s results from a country perspective.

  Positions in Denmark-based pharmaceuticals company Novo Nordisk, Netherlands-based semiconductor company ASML Holding and France-based luxury goods conglomerate LVMH Moet Hennessy Louis Vuitton contributed least to the Index’s results during the annual period (0.54%, 0.91% and 0.48% of Fund net assets as of August 31, 2025, respectively).

Goldman Sachs MarketBeta® Total International Equity ETF

GXUS

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or less if the Fund has been in operation for less than 10 years). For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Shares based on NAV	Solactive GBS Global Markets ex United States Large & Mid Cap Index	MSCI World ex USA Index
5/31/23	$10,000	$10,000	$10,000
8/23	$10,185	$10,393	$10,396
8/24	$11,981	$12,279	$12,418
8/25	$13,821	$14,175	$14,266

Average Annual Total Returns (%)

	1 Year	Since Inception
Shares based on NAV (Commenced May 31, 2023)	15.36%	15.43%
Solactive GBS Global Markets ex United States Large & Mid Cap Index	15.44%	16.74%
MSCI World ex USA Index	14.88%	17.06%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market share price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the MSCI World ex USA Index.

Goldman Sachs MarketBeta® Total International Equity ETF

GXUS

Key Fund Statistics

Total Net Assets as of Period End	$521,750,485
# of Portfolio Holdings as of Period End	2,819
Portfolio Turnover Rate for the Period	5%
Total Net Advisory Fees Paid for the Period	$832,189

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	24.3%
Industrials	15.3%
Information Technology	13.1%
Consumer Discretionary	10.3%
Health Care	7.8%
Consumer Staples	6.3%
Materials	6.3%
Communication Services	6.1%
Energy	4.5%
Other	5.5%

Goldman Sachs MarketBeta® Total International Equity ETF

GXUS

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The financial instrument is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Index and/or Index trademark or the Index Price at any time or in any other respect. See https://am.gs.com/en-us/individual/funds?search=Goldman+Sachs+MarketBeta+Total+International+Equity+ETF&sf=funds&filters=funds%7CETF for full disclaimer.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MarketBeta® Total International Equity ETF

38150W206-AR-0825  GXUS

Annual Shareholder Report

August 31, 2025

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

NYSE Arca, Inc.: GUSA

Fund Overview

This annual shareholder report contains important information about Goldman Sachs MarketBeta® U.S. 1000 Equity ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GUSA	$11	0.10%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  The information technology, communication services and financials sectors contributed most positively to the Solactive GBS United States 1000 Index’s (Index) relative results.

  Positions in information technology companies NVIDIA, Microsoft and Broadcom contributed most positively to the Index’s returns during the annual period (6.84%, 6.22% and 2.30% of Fund net assets as of August 31, 2025, respectively).

Top Detractors from Performance:

  The health care, real estate and materials sectors contributed least to the Index’s relative results.

  Positions in health insurance and health care services company UnitedHealth Group, pharmaceuticals company Eli Lilly & Co. and software company Adobe contributed least to the Index’s results during the annual period (0.47%, 1.04% and 0.25% of Fund net assets as of August 31, 2025, respectively).

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

GUSA

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or less if the Fund has been in operation for less than 10 years). For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Shares based on NAV	Solactive GBS United States 1000 Index	Russell 1000® Index
4/5/22	$10,000	$10,000	$10,000
8/22	$8,764	$8,765	$8,773
8/23	$10,117	$10,113	$10,124
8/24	$12,798	$12,809	$12,817
8/25	$14,864	$14,895	$14,899

Average Annual Total Returns (%)

	1 Year	Since Inception
Shares based on NAV (Commenced April 5, 2022)	16.14%	12.33%
Solactive GBS United States 1000 Index	16.28%	12.40%
Russell 1000® Index	16.24%	12.41%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market share price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

GUSA

Key Fund Statistics

Total Net Assets as of Period End	$2,020,770,507
# of Portfolio Holdings as of Period End	1,013
Portfolio Turnover Rate for the Period	2%
Total Net Advisory Fees Paid for the Period	$1,867,059

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	32.0%
Financials	13.6%
Consumer Discretionary	10.9%
Communication Services	9.9%
Industrials	9.3%
Health Care	9.2%
Consumer Staples	5.0%
Energy	3.1%
Utilities	2.3%
Other	4.6%

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

GUSA

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The financial instrument is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Index and/or Index trademark or the Index Price at any time or in any other respect. See https://am.gs.com/en-us/individual/funds?search=Goldman+Sachs+MarketBeta+US+1000+Equity+ETF&sf=funds&filters=funds%7CETF for full disclaimer.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

38150W107-AR-0825  GUSA

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by the Funds of the Goldman Sachs ETF Trust II to which this certified shareholder report relates.

	2025	2024	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$44,600	$52,827	Financial Statement audits.

Audit-Related Fees:

• PwC	$12,798	$6,300	Other attest services.

Tax Fees:

• PwC	$ 0	$ 0

All Other Fees:

• PwC	$ 0	$ 0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs ETF Trust II’s service affiliates* that were pre-approved by the Audit Committee of the Goldman Sachs ETF Trust II pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2025	2024	Description of Services Rendered

Audit-Related Fees:

• PwC	$2,081,340	$2,122,312	Internal control review performanced in accordance with Statement on Standards for Attestation Engagements No. 16 and semi-annual updates related to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs ETF Trust II. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs ETF Trust II (“GS ETF II”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GS ETF II may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GS ETF II at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to the Goldman Sachs ETF II’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GS ETF II, the Audit Committee will pre-approve those non-audit services provided to GS ETF II’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GS ETF II) where the engagement relates directly to the operations or financial reporting of GS ETF II.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GS ETF II’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GS ETF II’s service affiliates listed in Table 2 were approved by GS ETF II’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GS ETF II by PwC for the twelve months ended August 31, 2025 and August 31, 2024 were approximately $12,798 and $6,300, respectively. The aggregate non-audit fees billed to GS ETF II’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2024 and December 31, 2023 were approximately $20.7 million and $18.0 million, respectively. With regard to the aggregate non-audit fees billed to GS ETF II’s adviser and service affiliates, the 2024 and 2023 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GS ETF II’s operations or financial reporting.

Item 4(h) — GS ETF II’s Audit Committee has considered whether the provision of non-audit services to GS ETF II’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

Item 4(i) – Not applicable.

Item 4(j) – Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Audit Committee are Cheryl K. Beebe, Dwight L. Bush, Kathryn A. Cassidy, John G. Chou, Joaquin Delgado, Eileen H. Dowling, Lawrence Hughes, John F. Killian, Steven D. Krichmar, Michael Latham, Lawrence W. Stranghoener, Paul C. Wirth, and Gregory G. Weaver, each a Trustee of the Registrant.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Annual Financial Statements August 31, 2025 Goldman Sachs MarketBeta® ETFs II Goldman Sachs MarketBeta® Total International Equity ETF (GXUS) Goldman Sachs MarketBeta® U.S. 1000 Equity ETF (GUSA)

Goldman Sachs MarketBeta® ETFs II

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments August 31, 2025

Shares	Description	Value

Common Stocks – 98.6%

Argentina – 0.0%
1,260	Vista Energy SAB de CV ADR (Energy)*	$49,115

Australia – 4.7%
9,968	AGL Energy Ltd. (Utilities)	53,693
3,957	Ampol Ltd. (Energy)	76,142
48,639	ANZ Group Holdings Ltd. (Financials)	1,071,859
21,312	APA Group (Utilities)	122,888
9,277	Aristocrat Leisure Ltd. (Consumer Discretionary)	441,480
3,186	ASX Ltd. (Financials)	130,411
17,262	Atlas Arteria Ltd. (Industrials)	60,218
30,508	Aurizon Holdings Ltd. (Industrials)	64,695
82,146	BHP Group Ltd. (Materials)	2,322,092
7,543	BlueScope Steel Ltd. (Materials)	113,302
22,495	Brambles Ltd. (Industrials)	382,061
5,598	CAR Group Ltd. (Communication Services)	148,168
7,727	Charter Hall Group REIT (Real Estate)	118,493
1,087	Cochlear Ltd. (Health Care)	214,535
21,524	Coles Group Ltd. (Consumer Staples)	336,408
27,541	Commonwealth Bank of Australia (Financials)	3,069,758
8,474	Computershare Ltd. (Industrials)	211,700
17,632	Dexus REIT (Real Estate)	86,666
2,596	EBOS Group Ltd. (Health Care)	49,951
22,420	Endeavour Group Ltd. (Consumer Staples)	56,054
29,649	Evolution Mining Ltd. (Materials)	168,050
26,208	Fortescue Ltd. (Materials)	331,056
162,803	Glencore PLC (Materials)*	642,708
32,901	Goodman Group REIT (Real Estate)	739,683
31,795	GPT Group (The) REIT (Real Estate)	116,119
38,661	Insurance Australia Group Ltd. (Financials)	220,395
1,770	JB Hi-Fi Ltd. (Consumer Discretionary)	135,784
36,975	Lottery Corp. Ltd. (The) (Consumer Discretionary)	142,297
15,378	Lynas Rare Earths Ltd. (Materials)*	139,600
5,841	Macquarie Group Ltd. (Financials)	860,772
45,320	Medibank Pvt Ltd. (Financials)	151,276
65,367	Mirvac Group REIT (Real Estate)	100,967
50,169	National Australia Bank Ltd. (Financials)	1,405,036

Shares	Description	Value

Common Stocks – (continued)

Australia – (continued)
9,944	NEXTDC Ltd. (Information Technology)*	$107,388
22,640	Northern Star Resources Ltd. (Materials)	279,910
7,535	Orica Ltd. (Materials)	108,398
28,123	Origin Energy Ltd. (Utilities)	237,812
48,592	Pilbara Minerals Ltd. (Materials)*	77,918
804	Pro Medicus Ltd. (Health Care)	157,239
24,711	Qantas Airways Ltd. (Industrials)	190,037
24,762	QBE Insurance Group Ltd. (Financials)	350,876
3,008	Ramsay Health Care Ltd. (Health Care)	66,740
786	REA Group Ltd. (Communication Services)	129,139
4,895	Reece Ltd. (Industrials)	35,754
6,057	Rio Tinto Ltd. (Materials)	457,759
17,747	Rio Tinto PLC (Materials)	1,113,016
53,904	Santos Ltd. (Energy)	282,947
85,678	Scentre Group REIT (Real Estate)	228,791
5,688	SEEK Ltd. (Communication Services)	103,345
3,184	SGH Ltd. (Industrials)	105,259
73,789	Sigma Healthcare Ltd. (Health Care)	150,680
7,475	Sonic Healthcare Ltd. (Health Care)	117,662
75,086	South32 Ltd. (Materials)	133,671
39,633	Stockland REIT (Real Estate)	160,827
17,859	Suncorp Group Ltd. (Financials)	248,736
4,746	Technology One Ltd. (Information Technology)	124,157
188,595	Telstra Group Ltd. (Communication Services)	603,599
6,510	TPG Telecom Ltd. (Communication Services)	22,540
51,113	Transurban Group (Industrials)	488,421
13,225	Treasury Wine Estates Ltd. (Consumer Staples)	67,775
63,774	Vicinity Ltd. REIT (Real Estate)	108,107
3,847	Washington H Soul Pattinson & Co. Ltd. (Financials)	110,182
18,364	Wesfarmers Ltd. (Consumer Discretionary)	1,103,486
56,059	Westpac Banking Corp. (Financials)	1,416,625
13,610	Whitehaven Coal Ltd. (Energy)	58,969
2,844	WiseTech Global Ltd. (Information Technology)	189,472
31,001	Woodside Energy Group Ltd. (Energy)	535,863
20,073	Woolworths Group Ltd. (Consumer Staples)	378,368
6,179	Worley Ltd. (Industrials)	59,409

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Australia – (continued)
4,546	Yancoal Australia Ltd.
	(Energy)(a)	$16,186

		24,411,380

Austria – 0.3%
1,183	ANDRITZ AG (Industrials)	83,290
1,237	BAWAG Group AG (Financials)*(b)	159,994
566	CA Immobilien Anlagen AG (Real Estate)	15,529
4,951	Erste Group Bank AG (Financials)	471,146
553	EVN AG (Utilities)	15,147
7,333	Mondi PLC (Materials)	103,184
2,349	OMV AG (Energy)	129,392
2,081	Raiffeisen Bank International AG (Financials)	69,128
276	Strabag SE (Industrials)	25,360
1,097	Verbund AG (Utilities)	78,262
549	Vienna Insurance Group AG Wiener Versicherung Gruppe (Financials)	28,467
1,857	voestalpine AG (Materials)	61,514
1,776	Wienerberger AG (Materials)	61,865

		1,302,278

Belgium – 0.6%
360	Ackermans & van Haaren NV (Industrials)	93,378
2,967	Ageas SA/NV (Financials)	209,067
15,862	Anheuser-Busch InBev SA/NV (Consumer Staples)	994,050
1,898	Azelis Group NV (Industrials)	28,303
624	Colruyt Group NV (Consumer Staples)	27,448
346	D’ieteren Group (Consumer Discretionary)	74,964
717	Elia Group SA/NV (Utilities)	82,079
315	Financiere de Tubize SA (Health Care)	58,919
1,364	Groupe Bruxelles Lambert NV (Financials)	119,902
4,114	KBC Group NV (Financials)	485,156
7	Lotus Bakeries NV (Consumer Staples)	68,580
248	Sofina SA (Financials)	75,068
1,160	Solvay SA (Materials)	38,154
1,160	Syensqo SA (Materials)	102,485
1,978	UCB SA (Health Care)	462,703
2,702	Warehouses De Pauw CVA REIT (Real Estate)	69,326

		2,989,582

Brazil – 1.1%
73,240	Ambev SA (Consumer Staples)	166,635
87,609	B3 SA – Brasil Bolsa Balcao (Financials)	209,496
24,214	Banco Bradesco SA (Financials)	64,415

Shares	Description	Value

Common Stocks – (continued)

Brazil – (continued)
19,504	Banco BTG Pactual SA (Financials)	$161,189
28,568	Banco do Brasil SA (Financials)	112,575
6,207	Banco Santander Brasil SA (Financials)	32,269
11,159	BB Seguridade Participacoes SA (Financials)	67,471
12,300	BRF SA (Consumer Staples)	46,747
8,598	Caixa Seguridade Participacoes SA (Financials)	22,334
19,276	Centrais Eletricas Brasileiras SA (Utilities)	159,873
7,549	Cia de Saneamento Basico do Estado de Sao Paulo (Utilities)	170,350
12,415	Cia Paranaense de Energia (Utilities)	25,616
3,119	CPFL Energia SA (Utilities)	22,622
7,459	CSN Mineracao SA (Materials)	7,146
11,400	Embraer SA (Industrials)	160,034
4,929	Energisa SA (Utilities)	44,322
9,973	Eneva SA (Utilities)*	27,762
2,905	Engie Brasil Energia SA (Utilities)	21,375
18,059	Equatorial Energia SA (Utilities)	121,666
5,200	Hapvida Participacoes e Investimentos SA (Health Care)*(b)	39,957
8,229	Itau Unibanco Holding SA (Financials)	52,166
15,258	Klabin SA (Materials)	52,030
14,300	Localiza Rent a Car SA (Industrials)	94,418
17,425	Lojas Renner SA (Consumer Discretionary)	52,197
16,590	Motiva Infraestrutura de Mobilidade SA (Industrials)	44,011
13,939	Natura Cosmeticos SA (Consumer Staples)*	23,137
3,069	Neoenergia SA (Utilities)	15,458
57,872	NU Holdings Ltd., Class A (Financials)*	856,506
3,308	Pagseguro Digital Ltd., Class A (Financials)	29,640
60,509	Petroleo Brasileiro SA - Petrobras (Energy)	376,224
2,807	Porto Seguro SA (Financials)	26,761
13,354	PRIO SA (Energy)*	93,166
20,800	Raia Drogasil SA (Consumer Staples)	67,250
11,072	Rede D’Or Sao Luiz SA (Health Care)(b)	80,285
20,244	Rumo SA (Industrials)	54,264
3,981	StoneCo Ltd., Class A (Financials)*	65,567
11,514	Suzano SA (Materials)	111,256
13,440	Telefonica Brasil SA (Communication Services)	83,862

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Brazil – (continued)
13,200	TIM SA (Communication Services)	$55,323
8,628	TOTVS SA (Information Technology)	68,508
12,021	Ultrapar Participacoes SA (Energy)	43,539
59,600	Vale SA (Materials)	610,043
18,525	Vibra Energia SA (Consumer Discretionary)	82,044
24,648	WEG SA (Industrials)	171,007
7,409	Wheaton Precious Metals Corp. (Materials)	744,273
6,445	XP, Inc., Class A (Financials)	116,912
2,554	Yara International ASA (Materials)	92,959

		5,846,660

Canada – 7.8%
8,394	Agnico Eagle Mines Ltd. (Materials)	1,210,602
6,863	Alamos Gold, Inc., Class A (Materials)	209,147
11,666	Alimentation Couche-Tard, Inc. (Consumer Staples)	591,478
4,641	AltaGas Ltd. (Utilities)	137,613
9,646	ARC Resources Ltd. (Energy)	185,691
2,871	AtkinsRealis Group, Inc. (Industrials)	197,485
11,885	Bank of Montreal (Financials)	1,438,631
20,695	Bank of Nova Scotia (The) (Financials)	1,292,844
28,132	Barrick Mining Corp. (Materials)	750,556
15,189	BCE, Inc. (Communication Services)(a)	379,130
6,659	Brookfield Asset Management Ltd., Class A (Financials)	400,864
24,900	Brookfield Corp. (Financials)	1,637,148
584	Brookfield Wealth Solutions Ltd. (Financials)*	38,334
5,280	CAE, Inc. (Industrials)*	142,408
7,140	Cameco Corp. (Energy)	552,499
2,774	Canadian Apartment Properties REIT (Real Estate)	85,870
15,476	Canadian Imperial Bank of Commerce (Financials)	1,195,855
9,134	Canadian National Railway Co. (Industrials)	884,493
33,711	Canadian Natural Resources Ltd. (Energy)	1,067,840
15,290	Canadian Pacific Kansas City Ltd. (Industrials)	1,165,000
885	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	110,387
2,048	Canadian Utilities Ltd., Class A (Utilities)	57,027
2,400	CCL Industries, Inc., Class B (Materials)	143,813

Shares	Description	Value

Common Stocks – (continued)

Canada – (continued)
1,869	Celestica, Inc. (Information Technology)*	$364,148
21,099	Cenovus Energy, Inc. (Energy)	350,997
3,315	CGI, Inc. (Information Technology)	321,999
4,590	Choice Properties Real Estate Investment Trust REIT (Real Estate)	48,509
331	Constellation Software, Inc. (Information Technology)	1,097,027
4,441	Dollarama, Inc. (Consumer Discretionary)	605,719
4,931	Emera, Inc. (Utilities)	234,922
2,086	Empire Co. Ltd. (Consumer Staples)	80,997
36,115	Enbridge, Inc. (Energy)	1,747,946
361	Fairfax Financial Holdings Ltd. (Financials)	621,668
643	FirstService Corp. (Real Estate)	129,490
8,040	Fortis, Inc. (Utilities)	400,258
3,163	Franco-Nevada Corp. (Materials)	596,292
2,619	George Weston Ltd. (Consumer Staples)	168,706
2,188	Gildan Activewear, Inc. (Consumer Discretionary)	119,492
4,484	Great-West Lifeco, Inc. (Financials)	177,668
5,206	Hydro One Ltd. (Utilities)(b)	189,630
1,527	iA Financial Corp., Inc. (Financials)	164,328
1,487	IGM Financial, Inc. (Financials)	53,330
2,467	Imperial Oil Ltd. (Energy)(a)	223,925
2,904	Intact Financial Corp. (Financials)	581,731
3,759	Keyera Corp. (Energy)	121,152
19,994	Kinross Gold Corp. (Materials)	418,098
8,904	Loblaw Cos. Ltd. (Consumer Staples)	363,761
1,633	Lundin Gold, Inc. (Materials)	100,446
4,410	Magna International, Inc. (Consumer Discretionary)	202,488
28,179	Manulife Financial Corp. (Financials)	867,157
3,584	Metro, Inc. (Consumer Staples)	256,971
6,486	National Bank of Canada (Financials)	681,976
8,066	Nutrien Ltd. (Materials)	465,002
935	Onex Corp. (Financials)	80,019
4,426	Open Text Corp. (Information Technology)	146,421
5,942	Pan American Silver Corp. (Materials)	201,637
9,592	Pembina Pipeline Corp. (Energy)	362,385
8,918	Power Corp. of Canada (Financials)	377,584

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Canada – (continued)
2,544	Quebecor, Inc., Class B (Communication Services)	$77,323
3,011	RB Global, Inc. (Industrials)	344,995
4,966	Restaurant Brands International, Inc. (Consumer Discretionary)	314,573
6,158	Rogers Communications, Inc., Class B (Communication Services)	220,718
23,310	Royal Bank of Canada (Financials)	3,388,477
4,056	Saputo, Inc. (Consumer Staples)	101,566
19,311	Shopify, Inc., Class A (Information Technology)*	2,728,393
1,882	Stantec, Inc. (Industrials)	204,629
9,298	Sun Life Financial, Inc. (Financials)	543,272
20,209	Suncor Energy, Inc. (Energy)(a)	835,620
16,943	TC Energy Corp. (Energy)	882,598
7,306	Teck Resources Ltd., Class B (Materials)	249,892
25,240	TELUS Corp. (Communication Services)	416,209
1,236	TFI International, Inc. (Industrials)	117,141
2,250	Thomson Reuters Corp. (Industrials)	399,721
28,866	Toronto-Dominion Bank (The) (Financials)	2,168,077
5,692	Tourmaline Oil Corp. (Energy)	241,784
909	West Fraser Timber Co. Ltd. (Materials)	66,234
2,161	WSP Global, Inc. (Industrials)	440,212

		40,540,028

Chile – 0.2%
5,440	Antofagasta PLC (Materials)	157,651
727,109	Banco de Chile (Financials)	104,603
1,473	Banco de Credito e Inversiones SA (Financials)	59,808
1,027,617	Banco Santander Chile (Financials)	61,998
21,127	Cencosud SA (Consumer Staples)	67,217
235,561	Cia Sud Americana de Vapores SA (Industrials)	11,837
19,320	Empresas CMPC SA (Materials)	30,414
6,905	Empresas Copec SA (Consumer Discretionary)	51,626
316,033	Enel Americas SA (Utilities)	32,981
403,063	Enel Chile SA (Utilities)	28,377
13,071	Falabella SA (Consumer Discretionary)	74,693
3,606,330	Latam Airlines Group SA (Industrials)	91,150
10,880	Lundin Mining Corp. (Materials)	125,921

Shares	Description	Value

Common Stocks – (continued)

Chile – (continued)
7,709	Plaza SA (Real Estate)	$18,172

		916,448

China – 9.3%
6,551	360 Security Technology, Inc., Class A (Information Technology)	10,669
2,084	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A (Communication Services)	5,761
30,500	3SBio, Inc. (Health Care)*(b)	114,084
11,580	AAC Technologies Holdings, Inc. (Information Technology)	64,288
695	Accelink Technologies Co. Ltd., Class A (Information Technology)	6,704
230	ACM Research Shanghai, Inc., Class A (Information Technology)	5,005
571	Advanced Micro-Fabrication Equipment Inc China, Class A (Information Technology)	17,169
1,191	AECC Aero-Engine Control Co. Ltd., Class A (Industrials)	3,526
2,481	AECC Aviation Power Co. Ltd., Class A (Industrials)	14,062
78,726	Agricultural Bank of China Ltd., Class A (Financials)	77,590
504,041	Agricultural Bank of China Ltd., Class H (Financials)	339,439
9,330	Aier Eye Hospital Group Co. Ltd., Class A (Health Care)	17,552
595	AIMA Technology Group Co. Ltd., Class A (Consumer Discretionary)	3,066
7,047	Air China Ltd., Class A (Industrials)*	7,470
26,591	Air China Ltd., Class H (Industrials)*	17,600
1,825	Airtac International Group (Industrials)	47,103
1,687	Aisino Corp., Class A (Information Technology)	2,186
10,009	Akeso, Inc. (Health Care)*(b)	199,901
265,528	Alibaba Group Holding Ltd. (Consumer Discretionary)	3,940,762
83,650	Alibaba Health Information Technology Ltd. (Consumer Staples)*	58,586
12,308	Aluminum Corp. of China Ltd., Class A (Materials)	13,530
62,560	Aluminum Corp. of China Ltd., Class H (Materials)	55,612
384	Amlogic Shanghai Co. Ltd., Class A (Information Technology)*	5,393
5,955	Angang Steel Co. Ltd., Class A (Materials)*	2,216

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
22,012	Angang Steel Co. Ltd., Class H (Materials)*(a)	$6,042
794	Angel Yeast Co. Ltd., Class A (Consumer Staples)	4,415
3,672	Anhui Conch Cement Co. Ltd., Class A (Materials)	12,553
19,657	Anhui Conch Cement Co. Ltd., Class H (Materials)	61,776
1,390	Anhui Gujing Distillery Co. Ltd., Class A (Consumer Staples)	33,429
1,985	Anhui Jianghuai Automobile Group Corp. Ltd., Class A (Consumer Discretionary)*	15,174
595	Anhui Kouzi Distillery Co. Ltd., Class A (Consumer Staples)	2,897
595	Anhui Yingjia Distillery Co. Ltd., Class A (Consumer Staples)	3,808
298	Anjoy Foods Group Co. Ltd., Class A (Consumer Staples)	3,109
387	Anker Innovations Technology Co. Ltd., Class A (Information Technology)	7,619
21,274	ANTA Sports Products Ltd. (Consumer Discretionary)	261,973
1,092	Apeloa Pharmaceutical Co. Ltd., Class A (Health Care)	2,438
4,000	Ascentage Pharma Group International (Health Care)*(b)	42,664
893	Asia - Potash International Investment Guangzhou Co. Ltd., Class A (Materials)*	4,248
389	ASR Microelectronics Co. Ltd., Class A (Information Technology)*	5,729
298	Asymchem Laboratories Tianjin Co. Ltd., Class A (Health Care)	4,473
430	Asymchem Laboratories Tianjin Co. Ltd., Class H (Health Care)(b)	5,033
1,027	Atour Lifestyle Holdings Ltd. ADR (Consumer Discretionary)	39,971
496	Autobio Diagnostics Co. Ltd., Class A (Health Care)	2,825
1,113	Autohome, Inc. ADR (Communication Services)	32,143
1,787	Avary Holding Shenzhen Co. Ltd., Class A (Information Technology)	15,003
36,575	AviChina Industry & Technology Co. Ltd., Class H (Industrials)	20,737
595	AVICOPTER PLC, Class A (Industrials)	3,377
5,161	BAIC BluePark New Energy Technology Co. Ltd., Class A (Consumer Discretionary)*	6,405

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
36,500	Baidu, Inc., Class A (Communication Services)*	$418,569
5,558	Baiyin Nonferrous Group Co. Ltd., Class A (Materials)	2,747
19,752	Bank of Beijing Co. Ltd., Class A (Financials)	16,638
3,672	Bank of Changsha Co. Ltd., Class A (Financials)	4,954
3,474	Bank of Chengdu Co. Ltd., Class A (Financials)	9,008
41,389	Bank of China Ltd., Class A (Financials)	32,075
1,107,442	Bank of China Ltd., Class H (Financials)	605,156
1,390	Bank of Chongqing Co. Ltd., Class A (Financials)	1,920
39,106	Bank of Communications Co. Ltd., Class A (Financials)	39,914
120,826	Bank of Communications Co. Ltd., Class H (Financials)	104,307
3,375	Bank of Guiyang Co. Ltd., Class A (Financials)	2,933
5,459	Bank of Hangzhou Co. Ltd., Class A (Financials)	12,163
15,881	Bank of Jiangsu Co. Ltd., Class A (Financials)	24,147
9,628	Bank of Nanjing Co. Ltd., Class A (Financials)	15,031
6,551	Bank of Ningbo Co. Ltd., Class A (Financials)	25,955
13,201	Bank of Shanghai Co. Ltd., Class A (Financials)	17,681
3,375	Bank of Suzhou Co. Ltd., Class A (Financials)	3,847
6,551	Bank of Zhengzhou Co. Ltd., Class A (Financials)	1,913
21,042	Baoshan Iron & Steel Co. Ltd., Class A (Materials)	20,472
7,841	BBMG Corp., Class A (Materials)	1,794
6,849	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A (Utilities)	3,010
575	Beijing Compass Technology Development Co. Ltd., Class A (Financials)*	12,113
3,871	Beijing Dabeinong Technology Group Co. Ltd., Class A (Consumer Staples)	2,299
496	Beijing Easpring Material Technology Co. Ltd., Class A (Industrials)	3,355
595	Beijing E-Hualu Information Technology Co. Ltd., Class A (Information Technology)*	1,972
2,680	Beijing Enlight Media Co. Ltd., Class A (Communication Services)	7,435

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
7,873	Beijing Enterprises Holdings Ltd. (Utilities)	$32,680
61,408	Beijing Enterprises Water Group Ltd. (Utilities)	20,480
198	Beijing Huafeng Test & Control Technology Co. Ltd., Class A (Information Technology)	4,810
4,367	Beijing Jingneng Power Co. Ltd., Class A (Utilities)	2,593
426	Beijing Kingsoft Office Software, Inc., Class A (Information Technology)	20,006
1,588	Beijing New Building Materials PLC, Class A (Industrials)	5,953
2,382	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A (Materials)	3,933
3,375	Beijing Originwater Technology Co. Ltd., Class A (Industrials)	2,151
387	Beijing Roborock Technology Co. Ltd., Class A (Consumer Discretionary)	11,676
1,787	Beijing Shiji Information Technology Co. Ltd., Class A (Information Technology)	2,772
3,375	Beijing Shougang Co. Ltd., Class A (Materials)	1,971
1,787	Beijing Tiantan Biological Products Corp. Ltd., Class A (Health Care)	5,030
1,290	Beijing Tongrentang Co. Ltd., Class A (Health Care)	6,462
1,787	Beijing Ultrapower Software Co. Ltd., Class A (Information Technology)	3,462
695	Beijing United Information Technology Co. Ltd., Class A (Industrials)	2,845
695	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A (Health Care)*	5,722
2,581	Beijing Yanjing Brewery Co. Ltd., Class A (Consumer Staples)	4,566
40,794	Beijing-Shanghai High Speed Railway Co. Ltd., Class A (Industrials)	30,583
7,444	Beiqi Foton Motor Co. Ltd., Class A (Consumer Discretionary)*	2,895
198	BeOne Medicines Ltd., Class A (Health Care)*	7,728
15,284	BeOne Medicines Ltd., Class H (Health Care)*	361,130
556	Bethel Automotive Safety Systems Co. Ltd., Class A (Consumer Discretionary)	3,723

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
397	Betta Pharmaceuticals Co. Ltd., Class A (Health Care)	$3,939
397	BGI Genomics Co. Ltd., Class A (Health Care)*	2,999
4,684	Bilibili, Inc., Class Z (Communication Services)*	108,691
1,200	Bloks Group Ltd. (Consumer Discretionary)*	16,316
429	Bloomage Biotechnology Corp. Ltd., Class A (Consumer Staples)	3,445
3,196	Bluefocus Intelligent Communications Group Co. Ltd., Class A (Communication Services)*	3,154
1,092	Bluestar Adisseo Co., Class A (Materials)	1,622
3,459	BOC Aviation Ltd. (Industrials)(b)	30,970
59,623	BOC Hong Kong Holdings Ltd. (Financials)	269,364
2,581	BOC International China Co. Ltd., Class A (Financials)	5,852
37,320	BOE Technology Group Co. Ltd., Class A (Information Technology)	22,163
48,387	Brilliance China Automotive Holdings Ltd. (Consumer Discretionary)	24,703
993	BTG Hotels Group Co. Ltd., Class A (Consumer Discretionary)	2,126
27,900	Budweiser Brewing Co. APAC Ltd. (Consumer Staples)(a)(b)	30,062
5,360	BYD Co. Ltd., Class A (Consumer Discretionary)	85,832
58,740	BYD Co. Ltd., Class H (Consumer Discretionary)	861,979
12,489	BYD Electronic International Co. Ltd. (Information Technology)	65,971
1,588	By-health Co. Ltd., Class A (Consumer Staples)	2,733
8,409	C&D International Investment Group Ltd. (Real Estate)	19,977
2,481	Caida Securities Co. Ltd., Class A (Financials)	2,689
4,268	Caitong Securities Co. Ltd., Class A (Financials)	5,195
372	Cambricon Technologies Corp. Ltd., Class A (Information Technology)*	77,948
794	Canmax Technologies Co. Ltd., Class A (Materials)	2,253
542	Cathay Biotech, Inc., Class A (Materials)	4,035
3,672	CECEP Solar Energy Co. Ltd., Class A (Utilities)	2,418

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
5,955	CECEP Wind-Power Corp., Class A (Utilities)	$2,533
794	CETC Cyberspace Security Technology Co. Ltd., Class A (Information Technology)	2,131
14,293	CGN Power Co. Ltd., Class A (Utilities)	7,706
176,015	CGN Power Co. Ltd., Class H (Utilities)(b)	66,379
397	Changchun High-Tech Industry Group Co. Ltd., Class A (Health Care)	5,744
5,062	Changjiang Securities Co. Ltd., Class A (Financials)	6,076
298	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A (Consumer Discretionary)	5,066
1,787	Chaozhou Three-Circle Group Co. Ltd., Class A (Information Technology)	11,094
1,489	Chifeng Jilong Gold Mining Co. Ltd., Class A (Materials)	5,429
893	China Automotive Engineering Research Institute Co. Ltd., Class A (Consumer Discretionary)	2,296
2,382	China Baoan Group Co. Ltd., Class A (Industrials)	3,277
139,603	China Cinda Asset Management Co. Ltd., Class H (Financials)	29,189
4,863	China CITIC Bank Corp. Ltd., Class A (Financials)	5,394
131,151	China CITIC Bank Corp. Ltd., Class H (Financials)	117,089
206,000	China CITIC Financial Asset Management Co., Ltd., Class H (Financials)*(b)	30,388
3,573	China Coal Energy Co. Ltd., Class A (Energy)	5,688
34,794	China Coal Energy Co. Ltd., Class H (Energy)	42,221
37,056	China Communications Services Corp. Ltd., Class H (Industrials)	22,008
21,033	China Construction Bank Corp., Class A (Financials)	26,576
1,560,723	China Construction Bank Corp., Class H (Financials)	1,503,496
4,169	China CSSC Holdings Ltd., Class A (Industrials)	21,879
9,826	China Eastern Airlines Corp. Ltd., Class A (Industrials)*	5,615
31,705	China Eastern Airlines Corp. Ltd., Class H (Industrials)*(a)	12,363
30,372	China Energy Engineering Corp. Ltd., Class A (Industrials)	10,447

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
95,353	China Energy Engineering Corp. Ltd., Class H (Industrials)	$14,922
3,275	China Enterprise Co. Ltd., Class A (Real Estate)*	1,379
43,374	China Everbright Bank Co. Ltd., Class A (Financials)	23,018
121,294	China Everbright Bank Co. Ltd., Class H (Financials)	54,456
54,601	China Everbright Environment Group Ltd. (Industrials)	30,747
55,270	China Feihe Ltd. (Consumer Staples)(b)	31,124
1,687	China Film Group Co. Ltd., Class A (Communication Services)	3,302
6,352	China First Heavy Industries Co. Ltd., Class A (Industrials)*	2,702
4,169	China Galaxy Securities Co. Ltd., Class A (Financials)	10,834
57,251	China Galaxy Securities Co. Ltd., Class H (Financials)	82,030
44,802	China Gas Holdings Ltd. (Utilities)	44,711
3,900	China Gold International Resources Corp. Ltd. (Materials)	54,729
3,573	China Great Wall Securities Co. Ltd., Class A (Financials)	6,135
2,978	China Greatwall Technology Group Co. Ltd., Class A (Information Technology)*	7,480
1,290	China Green Electricity Investment of Tianjin Co. Ltd., Class A (Utilities)	1,612
39,548	China Hongqiao Group Ltd. (Materials)	129,056
1,489	China International Capital Corp. Ltd., Class A (Financials)	8,059
24,670	China International Capital Corp. Ltd., Class H (Financials)(b)	67,024
2,084	China International Marine Containers Group Co. Ltd., Class A (Industrials)	2,382
3,672	China Jushi Co. Ltd., Class A (Materials)	8,047
1,985	China Life Insurance Co. Ltd., Class A (Financials)	11,727
123,641	China Life Insurance Co. Ltd., Class H (Financials)	380,954
6,157	China Literature Ltd. (Communication Services)*(b)	32,033
55,497	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	47,838
20,554	China Medical System Holdings Ltd. (Health Care)	34,486
3,306	China Mengniu Dairy Co. Ltd. (Consumer Staples)	6,446

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
20,546	China Merchants Bank Co. Ltd., Class A (Financials)	$123,718
62,879	China Merchants Bank Co. Ltd., Class H (Financials)	387,154
7,543	China Merchants Energy Shipping Co. Ltd., Class A (Energy)	6,873
2,283	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A (Industrials)	3,337
20,619	China Merchants Port Holdings Co. Ltd. (Industrials)	39,647
6,849	China Merchants Securities Co. Ltd., Class A (Financials)	18,250
7,075	China Merchants Securities Co. Ltd., Class H (Financials)(a)(b)	15,237
7,146	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A (Real Estate)	9,180
33,151	China Minsheng Banking Corp. Ltd., Class A (Financials)	21,409
114,834	China Minsheng Banking Corp. Ltd., Class H (Financials)	65,402
70,712	China National Building Material Co. Ltd., Class H (Materials)	51,157
5,657	China National Chemical Engineering Co. Ltd., Class A (Industrials)	6,242
695	China National Medicines Corp. Ltd., Class A (Health Care)	2,888
17,667	China National Nuclear Power Co. Ltd., Class A (Utilities)	22,100
794	China National Software & Service Co. Ltd., Class A (Information Technology)*	5,972
22,000	China Nonferrous Mining Corp. Ltd. (Materials)	29,236
3,375	China Northern Rare Earth Group High-Tech Co. Ltd., Class A (Materials)	26,918
1,290	China Oilfield Services Ltd., Class A (Energy)	2,537
30,095	China Oilfield Services Ltd., Class H (Energy)	27,332
61,649	China Overseas Land & Investment Ltd. (Real Estate)	109,999
19,897	China Overseas Property Holdings Ltd. (Real Estate)	13,629
6,849	China Pacific Insurance Group Co. Ltd., Class A (Financials)	38,760
41,978	China Pacific Insurance Group Co. Ltd., Class H (Financials)	190,940
31,265	China Petroleum & Chemical Corp., Class A (Energy)	25,064
380,989	China Petroleum & Chemical Corp., Class H (Energy)	210,633

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
4,764	China Petroleum Engineering Corp., Class A (Energy)	$2,381
80,140	China Power International Development Ltd. (Utilities)	32,176
4,584	China Railway Construction Heavy Industry Corp. Ltd., Class A (Industrials)	3,733
19,156	China Railway Group Ltd., Class A (Industrials)	15,276
67,210	China Railway Group Ltd., Class H (Industrials)	34,054
5,685	China Railway Signal & Communication Corp. Ltd., Class A (Information Technology)	4,454
26,868	China Railway Signal & Communication Corp. Ltd., Class H (Information Technology)(b)	11,925
893	China Rare Earth Resources And Technology Co. Ltd., Class A (Materials)*	7,312
110,000	China Reinsurance Group Corp., Class H (Financials)	24,128
25,922	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	93,036
14,818	China Resources Gas Group Ltd. (Utilities)	38,053
47,927	China Resources Land Ltd. (Real Estate)	187,875
1,229	China Resources Microelectronics Ltd., Class A (Information Technology)	9,041
9,967	China Resources Mixc Lifestyle Services Ltd. (Real Estate)(b)	49,529
25,779	China Resources Pharmaceutical Group Ltd. (Health Care)(b)	16,137
29,623	China Resources Power Holdings Co. Ltd. (Utilities)	68,207
1,509	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A (Health Care)	6,447
218,893	China Ruyi Holdings Ltd. (Communication Services)*	80,865
397	China Science Publishing & Media Ltd., Class A (Communication Services)	1,200
6,452	China Shenhua Energy Co. Ltd., Class A (Energy)	33,941
56,119	China Shenhua Energy Co. Ltd., Class H (Energy)	251,086
1,687	China South Publishing & Media Group Co. Ltd., Class A (Communication Services)	3,117
10,422	China Southern Airlines Co. Ltd., Class A (Industrials)*	8,838

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
26,897	China Southern Airlines Co. Ltd., Class H (Industrials)*	$13,283
2,680	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., Class A (Industrials)	1,780
1,489	China Southern Power Grid Energy Storage Co. Ltd., Class A (Utilities)	2,153
41,786	China State Construction Engineering Corp. Ltd., Class A (Industrials)	32,794
29,455	China State Construction International Holdings Ltd. (Industrials)	40,352
893	China Suntien Green Energy Corp. Ltd., Class A (Energy)	967
28,681	China Suntien Green Energy Corp. Ltd., Class H (Energy)	15,967
23,142	China Taiping Insurance Holdings Co. Ltd. (Financials)	48,030
28,585	China Three Gorges Renewables Group Co. Ltd., Class A (Utilities)	17,056
1,985	China Tourism Group Duty Free Corp. Ltd., Class A (Consumer Discretionary)	19,310
1,390	China Tourism Group Duty Free Corp. Ltd., Class H (Consumer Discretionary)(b)	11,197
72,091	China Tower Corp. Ltd., Class H (Communication Services)(b)	108,564
31,662	China United Network Communications Ltd., Class A (Communication Services)	25,337
9,032	China Vanke Co. Ltd., Class A (Real Estate)*	8,610
36,664	China Vanke Co. Ltd., Class H (Real Estate)*	24,973
4,764	China XD Electric Co. Ltd., Class A (Industrials)	4,388
23,325	China Yangtze Power Co. Ltd., Class A (Utilities)	91,986
496	China Zhenhua Group Science & Technology Co. Ltd., Class A (Information Technology)	3,545
20,049	China Zheshang Bank Co. Ltd., Class A (Financials)	9,120
39,407	China Zheshang Bank Co. Ltd., Class H (Financials)	13,496
794	Chinalin Securities Co. Ltd., Class A (Financials)	1,882
496	Chongqing Brewery Co. Ltd., Class A (Consumer Staples)	3,860
13,598	Chongqing Changan Automobile Co. Ltd., Class A (Consumer Discretionary)	23,997

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
3,474	Chongqing Qianli Technology Co. Ltd., Class A (Consumer Discretionary)*	$5,765
8,238	Chongqing Rural Commercial Bank Co. Ltd., Class A (Financials)	7,275
36,854	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)	27,230
1,687	Chongqing Water Group Co. Ltd., Class A (Utilities)	1,118
2,382	Chongqing Zhifei Biological Products Co. Ltd., Class A (Health Care)	7,528
29,009	Chow Tai Fook Jewellery Group Ltd. (Consumer Discretionary)	54,179
81,708	CITIC Ltd. (Industrials)	116,548
1,687	Citic Pacific Special Steel Group Co. Ltd., Class A (Materials)	3,093
12,208	CITIC Securities Co. Ltd., Class A (Financials)	53,955
29,176	CITIC Securities Co. Ltd., Class H (Financials)	107,110
16,476	CMOC Group Ltd., Class A (Materials)	28,590
60,327	CMOC Group Ltd., Class H (Materials)	92,009
834	CNGR Advanced Material Co. Ltd., Class A (Industrials)	4,380
5,657	CNOOC Energy Technology & Services Ltd., Class A (Energy)	3,169
5,062	CNPC Capital Co. Ltd., Class A (Financials)	9,011
4,367	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	187,719
1,900	Contemporary Amperex Technology Co. Ltd., Class H (Industrials)	103,386
9,231	COSCO SHIPPING Development Co. Ltd., Class A (Industrials)	3,279
3,176	COSCO SHIPPING Energy Transportation Co. Ltd., Class A (Energy)	4,615
21,531	COSCO SHIPPING Energy Transportation Co. Ltd., Class H (Energy)	19,250
12,804	COSCO SHIPPING Holdings Co. Ltd., Class A (Industrials)	27,467
46,385	COSCO SHIPPING Holdings Co. Ltd., Class H (Industrials)	80,622
35,802	Country Garden Services Holdings Co. Ltd. (Real Estate)	29,805
22,729	CRRC Corp. Ltd., Class A (Industrials)	24,475

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
72,632	CRRC Corp. Ltd., Class H (Industrials)	$58,416
2,779	CSC Financial Co. Ltd., Class A (Financials)	11,065
14,182	CSC Financial Co. Ltd., Class H (Financials)(b)	26,578
1,072	CSPC Innovation Pharmaceutical Co. Ltd., Class A (Health Care)	8,034
138,664	CSPC Pharmaceutical Group Ltd. (Health Care)	179,114
1,290	CSSC Science & Technology Co. Ltd., Class A (Industrials)	2,296
14,094	Daqin Railway Co. Ltd., Class A (Industrials)	12,486
1,092	DaShenLin Pharmaceutical Group Co. Ltd., Class A (Consumer Staples)	2,585
8,040	Datang International Power Generation Co. Ltd., Class A (Utilities)	3,939
44,210	Datang International Power Generation Co. Ltd., Class H (Utilities)(a)	12,533
2,978	DHC Software Co. Ltd., Class A (Information Technology)	4,720
992	Do-Fluoride New Materials Co. Ltd., Class A (Materials)	1,879
595	Dong-E-E-Jiao Co. Ltd., Class A (Health Care)	4,334
2,581	Dongfang Electric Corp. Ltd., Class A (Industrials)	7,167
5,304	Dongfang Electric Corp. Ltd., Class H (Industrials)	11,886
43,219	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)	49,507
397	Dongguan Yiheda Automation Co. Ltd., Class A (Industrials)	1,516
2,978	Dongxing Securities Co. Ltd., Class A (Financials)	5,105
900	Duality Biotherapeutics, Inc. (Health Care)*	36,435
15,781	East Money Information Co. Ltd., Class A (Financials)	64,052
257	Eastroc Beverage Group Co. Ltd., Class A (Consumer Staples)	11,147
5,161	Easyhome New Retail Group Co. Ltd., Class A (Consumer Discretionary)*	2,188
496	Ecovacs Robotics Co. Ltd., Class A (Consumer Discretionary)	6,747
496	Empyrean Technology Co. Ltd., Class A (Information Technology)	8,565

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
12,661	ENN Energy Holdings Ltd. (Utilities)	$101,504
2,184	ENN Natural Gas Co. Ltd., Class A (Utilities)	5,764
973	Eoptolink Technology, Inc. Ltd., Class A (Information Technology)	48,658
1,886	Eve Energy Co. Ltd., Class A (Industrials)	15,143
3,573	Everbright Securities Co. Ltd., Class A (Financials)	10,058
9,517	Everdisplay Optronics Shanghai Co. Ltd., Class A (Information Technology)*	3,701
3,672	Fangda Carbon New Material Co. Ltd., Class A (Industrials)	2,547
39,865	Far East Horizon Ltd. (Financials)	38,096
1,132	Farasis Energy Gan Zhou Co. Ltd., Class A (Industrials)*	2,927
2,283	FAW Jiefang Group Co. Ltd., Class A (Industrials)	2,292
1,092	Fiberhome Telecommunication Technologies Co. Ltd., Class A (Information Technology)	4,205
3,871	First Capital Securities Co. Ltd., Class A (Financials)	4,478
1,489	Flat Glass Group Co. Ltd., Class A (Information Technology)	3,713
6,572	Flat Glass Group Co. Ltd., Class H (Information Technology)	8,868
13,399	Focus Media Information Technology Co. Ltd., Class A (Communication Services)	15,632
4,268	Foshan Haitian Flavouring & Food Co. Ltd., Class A (Consumer Staples)	24,831
32,526	Fosun International Ltd. (Industrials)	22,071
7,742	Founder Securities Co. Ltd., Class A (Financials)	9,391
10,422	Foxconn Industrial Internet Co. Ltd., Class A (Information Technology)	78,763
2,084	Fujian Funeng Co. Ltd., Class A (Utilities)	2,829
556	Fujian Kuncai Material Technology Co. Ltd., Class A (Materials)*	1,564
1,191	Fujian Sunner Development Co. Ltd., Class A (Consumer Staples)	2,966
12,293	Full Truck Alliance Co. Ltd. ADR (Industrials)	160,424
1,886	Fuyao Glass Industry Group Co. Ltd., Class A (Consumer Discretionary)	17,386

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
10,081	Fuyao Glass Industry Group Co. Ltd., Class H (Consumer Discretionary)(b)	$88,967
1,696	GalaxyCore, Inc., Class A (Information Technology)	4,107
496	Gan & Lee Pharmaceuticals Co. Ltd., Class A (Health Care)	5,079
1,489	Ganfeng Lithium Group Co. Ltd., Class A (Materials)	8,345
6,756	Ganfeng Lithium Group Co. Ltd., Class H (Materials)(a)(b)	27,177
99	G-bits Network Technology Xiamen Co. Ltd., Class A (Communication Services)	6,383
16,675	GD Power Development Co. Ltd., Class A (Utilities)	11,214
15,800	GDS Holdings Ltd., Class A (Information Technology)*	68,422
95,652	Geely Automobile Holdings Ltd. (Consumer Discretionary)	239,993
4,764	GEM Co. Ltd., Class A (Industrials)	4,983
4,169	Gemdale Corp., Class A (Real Estate)*	2,388
19,010	Genscript Biotech Corp. (Health Care)*	41,942
5,459	GF Securities Co. Ltd., Class A (Financials)	16,769
16,840	GF Securities Co. Ltd., Class H (Financials)	39,984
6,204	Giant Biogene Holding Co. Ltd. (Consumer Staples)(b)	42,934
1,886	Giant Network Group Co. Ltd., Class A (Communication Services)	8,367
695	GigaDevice Semiconductor, Inc., Class A (Information Technology)	15,512
397	Ginlong Technologies Co. Ltd., Class A (Industrials)	3,769
1,290	Glodon Co. Ltd., Class A (Information Technology)	2,755
3,176	GoerTek, Inc., Class A (Information Technology)	16,373
3,176	Goldwind Science & Technology Co. Ltd., Class A (Industrials)	5,092
12,065	Goldwind Science & Technology Co. Ltd., Class H (Industrials)	13,665
806	Goneo Group Co. Ltd., Class A (Industrials)	5,334
1,687	Gotion High-tech Co. Ltd., Class A (Industrials)	8,638
2,581	Great Wall Motor Co. Ltd., Class A (Consumer Discretionary)	9,367

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
38,527	Great Wall Motor Co. Ltd., Class H (Consumer Discretionary)	$91,872
5,657	Gree Electric Appliances, Inc. of Zhuhai, Class A (Consumer Discretionary)	33,833
9,925	Greenland Holdings Corp. Ltd., Class A (Real Estate)*	2,620
16,208	Greentown China Holdings Ltd. (Real Estate)	20,292
2,283	GRG Banking Equipment Co. Ltd., Class A (Information Technology)	4,593
2,283	Guangdong Construction Engineering Group Co. Ltd., Class A (Industrials)	1,170
2,084	Guangdong Electric Power Development Co. Ltd., Class A (Utilities)	1,358
1,687	Guangdong Haid Group Co. Ltd., Class A (Consumer Staples)	14,566
47,266	Guangdong Investment Ltd. (Utilities)	44,320
6,055	Guanghui Energy Co. Ltd., Class A (Energy)	4,505
2,978	Guangzhou Automobile Group Co. Ltd., Class A (Consumer Discretionary)	3,282
46,482	Guangzhou Automobile Group Co. Ltd., Class H (Consumer Discretionary)(a)	21,047
2,184	Guangzhou Baiyun International Airport Co. Ltd., Class A (Industrials)	3,069
1,290	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (Health Care)	4,808
3,429	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H (Health Care)(a)	7,961
2,481	Guangzhou Development Group, Inc., Class A (Energy)	2,302
2,184	Guangzhou Haige Communications Group, Inc. Co., Class A (Information Technology)	4,483
397	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A (Health Care)	1,781
3,375	Guangzhou Port Co. Ltd., Class A (Industrials)	1,630
695	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A (Information Technology)	4,122
1,787	Guangzhou Tinci Materials Technology Co. Ltd., Class A (Materials)	5,397

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
3,275	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A (Financials)	$3,701
2,184	Guolian Minsheng Securities Co. Ltd., Class A (Financials)	3,750
6,490	Guolian Minsheng Securities Co. Ltd., Class H (Financials)(a)	5,569
4,863	Guosen Securities Co. Ltd., Class A (Financials)	10,125
13,000	Guotai Haitong Securities Co. Ltd., Class A (Financials)	38,273
37,800	Guotai Haitong Securities Co. Ltd., Class H (Financials)(b)	78,986
4,069	Guoyuan Securities Co. Ltd., Class A (Financials)	5,278
3,160	H World Group Ltd. ADR (Consumer Discretionary)	116,446
28,062	Haidilao International Holding Ltd. (Consumer Discretionary)(b)	49,639
5,856	Haier Smart Home Co. Ltd., Class A (Consumer Discretionary)	21,590
38,577	Haier Smart Home Co. Ltd., Class H (Consumer Discretionary)	129,846
40,099	Hainan Airlines Holding Co. Ltd., Class A (Industrials)*	8,951
10,620	Hainan Airport Infrastructure Co. Ltd., Class A (Real Estate)	5,830
496	Haisco Pharmaceutical Group Co. Ltd., Class A (Health Care)	3,862
10,368	Haitian International Holdings Ltd. (Industrials)	29,285
993	Han’s Laser Technology Industry Group Co. Ltd., Class A (Industrials)	5,222
1,251	Hangcha Group Co. Ltd., Class A (Industrials)	4,078
2,878	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A (Real Estate)	4,271
595	Hangzhou Chang Chuan Technology Co. Ltd., Class A (Information Technology)	4,991
2,362	Hangzhou First Applied Material Co. Ltd., Class A (Information Technology)	4,977
1,092	Hangzhou GreatStar Industrial Co., Ltd., Class A (Consumer Discretionary)	4,723
595	Hangzhou Lion Microelectronics Co. Ltd., Class A (Information Technology)*	2,227
893	Hangzhou Oxygen Plant Group Co. Ltd., Class A (Materials)	3,075
893	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Discretionary)	2,551

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,290	Hangzhou Silan Microelectronics Co. Ltd., Class A (Information Technology)	$5,881
695	Hangzhou Tigermed Consulting Co. Ltd., Class A (Health Care)	6,197
1,921	Hangzhou Tigermed Consulting Co. Ltd., Class H (Health Care)(b)	11,463
17,854	Hansoh Pharmaceutical Group Co. Ltd. (Health Care)(b)	82,493
595	Haohua Chemical Science & Technology Co. Ltd., Class A (Materials)	2,537
893	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A (Consumer Staples)	2,281
278	Hebei Sinopack Electronic Technology Co. Ltd., Class A (Information Technology)	2,407
1,092	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A (Consumer Staples)	3,275
794	Hefei Meiya Optoelectronic Technology, Inc., Class A (Industrials)	2,229
1,687	Heilongjiang Agriculture Co. Ltd., Class A (Consumer Staples)	3,527
2,084	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A (Materials)	5,650
2,779	Henan Shuanghui Investment & Development Co. Ltd., Class A (Consumer Staples)	9,840
9,711	Hengan International Group Co. Ltd. (Consumer Staples)	30,843
1,489	Hengdian Group DMEGC Magnetics Co. Ltd., Class A (Information Technology)	3,957
5,062	Hengli Petrochemical Co. Ltd., Class A (Materials)	12,515
2,283	Hengtong Optic-electric Co. Ltd., Class A (Information Technology)	6,564
3,375	Hengyi Petrochemical Co. Ltd., Class A (Materials)	3,075
9,628	Hesteel Co. Ltd., Class A (Materials)	3,339
893	Hisense Home Appliances Group Co. Ltd., Class A (Consumer Discretionary)	3,188
5,193	Hisense Home Appliances Group Co. Ltd., Class H (Consumer Discretionary)(a)	16,054
1,191	Hisense Visual Technology Co. Ltd., Class A (Consumer Discretionary)	3,695

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
496	Hithink RoyalFlush Information Network Co. Ltd., Class A (Financials)	$28,769
3,474	HLA Group Corp. Ltd., Class A (Consumer Discretionary)	3,399
2,084	Hongta Securities Co. Ltd., Class A (Financials)	2,771
142,200	Horizon Robotics (Information Technology)*	175,109
595	Hoshine Silicon Industry Co. Ltd., Class A (Materials)	4,405
13,289	Hua Hong Semiconductor Ltd., Class H (Information Technology)*(a)(b)	91,709
4,367	Huaan Securities Co. Ltd., Class A (Financials)	3,985
8,000	Huadian Power International Corp. Ltd., Class A (Utilities)	5,953
25,438	Huadian Power International Corp. Ltd., Class H (Utilities)(a)	13,966
1,588	Huadong Medicine Co. Ltd., Class A (Health Care)	9,877
4,566	Huafon Chemical Co. Ltd., Class A (Materials)	5,154
893	Huagong Tech Co. Ltd., Class A (Information Technology)	8,578
2,283	Huaibei Mining Holdings Co. Ltd., Class A (Materials)	3,994
1,687	Hualan Biological Engineering, Inc., Class A (Health Care)	4,050
397	Huali Industrial Group Co. Ltd., Class A (Consumer Discretionary)	2,953
4,268	Huaneng Lancang River Hydropower, Inc., Class A (Utilities)	5,465
8,139	Huaneng Power International, Inc., Class A (Utilities)	8,433
68,075	Huaneng Power International, Inc., Class H (Utilities)	48,813
7,345	Huatai Securities Co. Ltd., Class A (Financials)	22,356
22,272	Huatai Securities Co. Ltd., Class H (Financials)(b)	56,367
2,382	Huaxi Securities Co. Ltd., Class A (Financials)	3,618
12,109	Huaxia Bank Co. Ltd., Class A (Financials)	12,869
298	Huaxia Eye Hospital Group Co. Ltd., Class A (Health Care)	870
1,290	Huaxin Cement Co. Ltd., Class A (Materials)	2,851
2,878	Huayu Automotive Systems Co. Ltd., Class A (Consumer Discretionary)	7,738
3,672	Hubei Energy Group Co. Ltd., Class A (Utilities)	2,387

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
496	Hubei Feilihua Quartz Glass Co. Ltd., Class A (Materials)	$6,644
893	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A (Health Care)	3,237
993	Hubei Xingfa Chemicals Group Co. Ltd., Class A (Materials)	3,866
595	Huizhou Desay Sv Automotive Co. Ltd., Class A (Consumer Discretionary)	10,620
1,489	Humanwell Healthcare Group Co. Ltd., Class A (Health Care)	4,265
6,352	Hunan Valin Steel Co. Ltd., Class A (Materials)	5,297
397	Hunan Yuneng New Energy Battery Material Co. Ltd., Class A (Industrials)	2,017
1,787	Hundsun Technologies, Inc., Class A (Information Technology)	9,406
2,243	Hygon Information Technology Co. Ltd., Class A (Information Technology)	61,255
1,390	IEIT Systems Co. Ltd., Class A (Information Technology)	13,104
2,184	Iflytek Co. Ltd., Class A (Information Technology)	16,358
794	IKD Co. Ltd., Class A (Consumer Discretionary)	2,193
278	Imeik Technology Development Co. Ltd., Class A (Health Care)	7,571
61,439	Industrial & Commercial Bank of China Ltd., Class A (Financials)	64,089
1,113,380	Industrial & Commercial Bank of China Ltd., Class H (Financials)	824,054
20,744	Industrial Bank Co. Ltd., Class A (Financials)	65,265
8,040	Industrial Securities Co. Ltd., Class A (Financials)	7,687
496	Ingenic Semiconductor Co. Ltd., Class A (Information Technology)	5,235
42,382	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A (Materials)	16,601
3,375	Inner Mongolia Berun Chemical Co. Ltd., Class A (Materials)	3,170
1,886	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A (Energy)	5,492
1,390	Inner Mongolia ERDOS Resources Co. Ltd., Class A (Materials)	2,063
7,841	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A (Materials)	6,154

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
6,055	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A (Utilities)	$3,443
6,352	Inner Mongolia Yili Industrial Group Co. Ltd., Class A (Consumer Staples)	25,478
3,800	InnoScience Suzhou Technology Holding Co. Ltd., Class H (Information Technology)*	42,188
1,985	Innovation New Material Technology Co. Ltd., Class A (Materials)	1,282
23,817	Innovent Biologics, Inc. (Health Care)*(b)	295,885
7,726	iQIYI, Inc. ADR (Communication Services)*	20,474
389	iRay Group, Class A (Health Care)	6,592
893	Isoftstone Information Technology Group Co. Ltd., Class A (Information Technology)	7,512
3,077	JA Solar Technology Co. Ltd., Class A (Information Technology)*	5,469
794	Jafron Biomedical Co. Ltd., Class A (Health Care)	2,565
794	Jason Furniture Hangzhou Co. Ltd., Class A (Consumer Discretionary)	3,255
1,687	JCET Group Co. Ltd., Class A (Information Technology)	9,450
595	JCHX Mining Management Co. Ltd., Class A (Materials)	5,325
16,390	JD Health International, Inc. (Consumer Staples)*(b)	132,031
29,829	JD Logistics, Inc. (Industrials)*(b)	49,091
47,628	JD.com, Inc., Class A (Consumer Discretionary)	719,688
5,062	Jiangsu Eastern Shenghong Co. Ltd., Class A (Materials)*	6,986
1,390	Jiangsu Expressway Co. Ltd., Class A (Industrials)	2,617
19,058	Jiangsu Expressway Co. Ltd., Class H (Industrials)	22,491
1,191	Jiangsu Guoxin Corp. Ltd., Class A (Utilities)	1,298
1,191	Jiangsu Hengli Hydraulic Co. Ltd., Class A (Industrials)	14,952
6,352	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A (Health Care)	59,063
3,200	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H (Health Care)*	31,278

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,191	Jiangsu King’s Luck Brewery JSC Ltd., Class A (Consumer Staples)	$7,238
893	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A (Health Care)	3,102
595	Jiangsu Pacific Quartz Co. Ltd., Class A (Information Technology)	3,391
1,985	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A (Communication Services)	3,144
496	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A (Consumer Discretionary)	3,478
1,489	Jiangsu Yanghe Distillery Co. Ltd., Class A (Consumer Staples)	15,451
397	Jiangsu Yangnong Chemical Co. Ltd., Class A (Materials)	4,094
397	Jiangsu Yoke Technology Co. Ltd., Class A (Materials)	3,346
893	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A (Health Care)	4,694
3,176	Jiangsu Zhongtian Technology Co. Ltd., Class A (Industrials)	7,241
1,886	Jiangxi Copper Co. Ltd., Class A (Materials)	7,387
17,929	Jiangxi Copper Co. Ltd., Class H (Materials)	52,482
2,481	Jinduicheng Molybdenum Co. Ltd., Class A (Materials)	5,225
6,075	Jinko Solar Co. Ltd., Class A (Information Technology)*	4,836
298	JiuGui Liquor Co. Ltd., Class A (Consumer Staples)	2,856
3,077	Jizhong Energy Resources Co. Ltd., Class A (Energy)	2,592
1,092	JL Mag Rare-Earth Co. Ltd., Class A (Industrials)	6,286
1,787	Joincare Pharmaceutical Group Industry Co. Ltd., Class A (Health Care)	3,116
4,660	Jointown Pharmaceutical Group Co. Ltd., Class A (Health Care)	3,350
695	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A (Consumer Staples)	1,866
2,084	Juneyao Airlines Co. Ltd., Class A (Industrials)	3,687
4,608	Kanzhun Ltd. ADR (Industrials)*	108,841
33,700	KE Holdings, Inc., Class A (Real Estate)	196,688
198	Keboda Technology Co. Ltd., Class A (Consumer Discretionary)	1,640

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,787	Keda Industrial Group Co. Ltd., Class A (Industrials)	$2,965
46,064	Kingdee International Software Group Co. Ltd. (Information Technology)*	96,313
2,481	Kingfa Sci & Tech Co. Ltd., Class A (Materials)	5,566
1,985	Kingnet Network Co. Ltd., Class A (Communication Services)	6,485
32,000	Kingsoft Cloud Holdings Ltd. (Information Technology)*(a)	32,222
15,747	Kingsoft Corp. Ltd. (Communication Services)	68,839
46,662	Kuaishou Technology (Communication Services)*(b)	451,007
1,985	Kuang-Chi Technologies Co. Ltd., Class A (Industrials)	15,144
61,029	Kunlun Energy Co. Ltd. (Utilities)	56,678
1,092	Kunlun Tech Co. Ltd., Class A (Communication Services)*	6,439
1,291	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	268,248
1,489	Lao Feng Xiang Co. Ltd., Class A (Consumer Discretionary)	9,888
500	Laopu Gold Co. Ltd., Class H (Consumer Discretionary)	45,537
2,184	LB Group Co. Ltd., Class A (Materials)	5,700
128,861	Lenovo Group Ltd. (Information Technology)	183,146
4,566	Lens Technology Co. Ltd., Class A (Information Technology)	19,943
1,687	Lepu Medical Technology Beijing Co. Ltd., Class A (Health Care)	4,502
695	Levima Advanced Materials Corp., Class A (Materials)	1,964
3,962	Li Auto, Inc., Class A (Consumer Discretionary)*	46,604
38,359	Li Ning Co. Ltd. (Consumer Discretionary)	92,947
15,881	Liaoning Port Co. Ltd., Class A (Industrials)	3,701
6,452	Lingyi iTech Guangdong Co., Class A (Information Technology)	14,076
595	Livzon Pharmaceutical Group, Inc., Class A (Health Care)	3,375
2,285	Livzon Pharmaceutical Group, Inc., Class H (Health Care)	10,388
33,576	Longfor Group Holdings Ltd. (Real Estate)(b)	45,567
7,543	LONGi Green Energy Technology Co. Ltd., Class A (Information Technology)*	18,183

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,689	Lufax Holding Ltd. ADR (Financials)*	$7,906
1,787	Luxi Chemical Group Co. Ltd., Class A (Materials)	3,650
7,146	Luxshare Precision Industry Co. Ltd., Class A (Information Technology)	46,130
1,489	Luzhou Laojiao Co. Ltd., Class A (Consumer Staples)	28,679
1,687	Mango Excellent Media Co. Ltd., Class A (Communication Services)	6,177
1,800	Mao Geping Cosmetics Co. Ltd., Class H (Consumer Staples)	22,766
496	Maxscend Microelectronics Co. Ltd., Class A (Information Technology)	5,765
2,680	Meihua Holdings Group Co. Ltd., Class A (Materials)	4,161
3,573	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A (Health Care)	2,879
37,500	Meitu, Inc. (Communication Services)*(b)	56,857
89,953	Meituan, Class B (Consumer Discretionary)*(b)	1,185,012
16,675	Metallurgical Corp. of China Ltd., Class A (Industrials)	7,983
44,777	Metallurgical Corp. of China Ltd., Class H (Industrials)	13,038
6,948	Midea Group Co. Ltd., Class A (Consumer Discretionary)	71,901
10,100	Midea Group Co. Ltd., Class H (Consumer Discretionary)	105,912
2,084	Ming Yang Smart Energy Group Ltd., Class A (Industrials)	3,552
7,878	MINISO Group Holding Ltd. (Consumer Discretionary)(a)	48,627
4,169	Minmetals Capital Co. Ltd., Class A (Financials)	3,763
11,819	Minth Group Ltd. (Consumer Discretionary)	49,848
700	Mixue Group, Class H (Consumer Discretionary)*	38,772
64,000	MMG Ltd. (Materials)*	42,361
1,050	Montage Technology Co. Ltd., Class A (Information Technology)	18,117
5,459	Muyuan Foods Co. Ltd., Class A (Consumer Staples)	42,122
5,757	Nanjing Iron & Steel Co. Ltd., Class A (Materials)	3,863
1,390	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A (Health Care)	2,209
3,375	Nanjing Securities Co. Ltd., Class A (Financials)	4,174

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
8,040	NARI Technology Co. Ltd., Class A (Industrials)	$24,551
2,522	National Silicon Industry Group Co. Ltd., Class A (Information Technology)*	7,343
669	NAURA Technology Group Co. Ltd., Class A (Information Technology)	34,987
2,184	NavInfo Co. Ltd., Class A (Information Technology)*	2,901
1,050	NetEase Cloud Music, Inc. (Communication Services)*(b)	37,632
28,875	NetEase, Inc. (Communication Services)	786,707
1,588	New China Life Insurance Co. Ltd., Class A (Financials)	15,214
15,252	New China Life Insurance Co. Ltd., Class H (Financials)	94,182
4,169	New Hope Liuhe Co. Ltd., Class A (Consumer Staples)	5,783
23,310	New Oriental Education & Technology Group, Inc. (Consumer Discretionary)	109,316
1,290	Ninestar Corp., Class A (Information Technology)*	4,519
778	Ningbo Deye Technology Co. Ltd., Class A (Industrials)	7,062
1,290	Ningbo Joyson Electronic Corp., Class A (Consumer Discretionary)	3,843
595	Ningbo Orient Wires & Cables Co. Ltd., Class A (Industrials)	4,409
1,290	Ningbo Sanxing Medical Electric Co. Ltd., Class A (Industrials)	4,171
2,084	Ningbo Shanshan Co. Ltd., Class A (Materials)*	3,397
1,439	Ningbo Tuopu Group Co. Ltd., Class A (Consumer Discretionary)	12,649
5,459	Ningbo Zhoushan Port Co. Ltd., Class A (Industrials)	2,782
6,154	Ningxia Baofeng Energy Group Co. Ltd., Class A (Materials)	14,990
27,210	NIO, Inc., Class A (Consumer Discretionary)*	176,610
29,948	Nongfu Spring Co. Ltd., Class H (Consumer Staples)(b)	192,000
1,290	North Industries Group Red Arrow Co. Ltd., Class A (Industrials)*	3,945
4,069	Offshore Oil Engineering Co. Ltd., Class A (Energy)	3,159
2,978	OFILM Group Co. Ltd., Class A (Information Technology)*	5,540
1,191	OmniVision Integrated Circuits Group, Inc., Class A (Information Technology)	23,949

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,592	Onewo, Inc., Class H (Real Estate)	$5,126
496	Oppein Home Group, Inc., Class A (Consumer Discretionary)	3,854
6,849	Orient Securities Co. Ltd., Class A (Financials)	11,058
13,070	Orient Securities Co. Ltd., Class H (Financials)(b)	12,758
3,176	Oriental Pearl Group Co. Ltd., Class A (Communication Services)	3,951
794	Ovctek China, Inc., Class A (Health Care)	2,012
6,352	Pacific Securities Co. Ltd. (The), Class A (Financials)*	3,933
8,040	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A (Materials)*	3,149
12,586	PDD Holdings, Inc. ADR (Consumer Discretionary)*	1,513,089
992	People.cn Co. Ltd., Class A (Communication Services)	3,042
9,032	People’s Insurance Co. Group of China Ltd. (The), Class A (Financials)	11,387
144,997	People’s Insurance Co. Group of China Ltd. (The), Class H (Financials)	129,823
1,787	Perfect World Co. Ltd., Class A (Communication Services)	4,180
24,317	PetroChina Co. Ltd., Class A (Energy)	29,770
350,574	PetroChina Co. Ltd., Class H (Energy)	337,720
1,390	Pharmaron Beijing Co. Ltd., Class A (Health Care)	5,905
4,462	Pharmaron Beijing Co. Ltd., Class H (Health Care)(b)	11,962
114,636	PICC Property & Casualty Co. Ltd., Class H (Financials)	275,861
19,355	Ping An Bank Co. Ltd., Class A (Financials)	32,744
10,719	Ping An Insurance Group Co. of China Ltd., Class A (Financials)	90,113
105,808	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	764,123
2,184	Pingdingshan Tianan Coal Mining Co. Ltd., Class A (Energy)	2,392
294	Piotech, Inc., Class A (Information Technology)	7,842
11,117	Poly Developments and Holdings Group Co. Ltd., Class A (Real Estate)	12,424
2,255	Poly Property Services Co. Ltd., Class H (Real Estate)	10,170

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,103	Pony AI, Inc. ADR (Information Technology)*(a)	$30,220
10,394	Pop Mart International Group Ltd. (Consumer Discretionary)(b)	429,847
23,821	Postal Savings Bank of China Co. Ltd., Class A (Financials)	20,200
146,246	Postal Savings Bank of China Co. Ltd., Class H (Financials)(b)	101,489
16,079	Power Construction Corp. of China Ltd., Class A (Industrials)	13,364
21,036	Prosus NV (Consumer Discretionary)*	1,300,323
1,180	Qfin Holdings, Inc. ADR (Financials)	34,362
637	Qi An Xin Technology Group, Inc., Class A (Information Technology)*	3,575
14,000	Qingdao Port International Co. Ltd., Class H (Industrials)(b)	12,158
973	Qingdao Sentury Tire Co. Ltd., Class A (Consumer Discretionary)	2,710
5,062	Qinghai Salt Lake Industry Co. Ltd., Class A (Materials)*	14,412
1,600	Qunabox Group Ltd. (Communication Services)*	17,363
7,940	Quzhou Xin’an Development Co. Ltd., Class A (Real Estate)*	5,418
1,092	Range Intelligent Computing Technology Group Co. Ltd., Class A (Information Technology)	9,041
413	Raytron Technology Co. Ltd., Class A (Information Technology)	4,447
3,000	Remegen Co. Ltd., Class H (Health Care)*(a)(b)	37,770
298	Rockchip Electronics Co. Ltd., Class A (Information Technology)	10,305
7,841	Rongsheng Petrochemical Co. Ltd., Class A (Materials)	11,030
277	Ruijie Networks Co. Ltd., Class A (Information Technology)	3,473
7,246	SAIC Motor Corp. Ltd., Class A (Consumer Discretionary)	19,115
2,779	Sailun Group Co. Ltd., Class A (Consumer Discretionary)	5,528
4,566	Sanan Optoelectronics Co. Ltd., Class A (Information Technology)	9,699
397	Sangfor Technologies, Inc., Class A (Information Technology)	7,218
18,100	Sany Heavy Equipment International Holdings Co. Ltd. (Industrials)	15,927

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
7,940	Sany Heavy Industry Co. Ltd., Class A (Industrials)	$23,443
3,077	Satellite Chemical Co. Ltd., Class A (Materials)	8,679
5,757	SDIC Capital Co. Ltd., Class A (Financials)	6,741
6,551	SDIC Power Holdings Co. Ltd., Class A (Utilities)	13,180
5,062	Sealand Securities Co. Ltd., Class A (Financials)	3,262
2,084	Seazen Holdings Co. Ltd., Class A (Real Estate)*	4,339
377,132	SenseTime Group, Inc., Class B (Information Technology)*(a)	103,525
1,390	Seres Group Co. Ltd., Class A (Consumer Discretionary)	26,718
4,863	SF Holding Co. Ltd., Class A (Industrials)	30,430
4,000	SF Holding Co. Ltd., Class H (Industrials)	20,524
644	SG Micro Corp., Class A (Information Technology)	7,031
2,283	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A (Materials)	1,343
8,536	Shaanxi Coal Industry Co. Ltd., Class A (Energy)	24,423
2,283	Shaanxi Energy Investment Co. Ltd., Class A (Utilities)	2,939
389	Shaanxi Huaqin Technology Industry Co. Ltd., Class A (Materials)	3,764
3,375	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A (Energy)	3,326
3,375	Shandong Gold Mining Co. Ltd., Class A (Materials)	15,807
12,999	Shandong Gold Mining Co. Ltd., Class H (Materials)(b)	48,956
695	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A (Industrials)	5,849
1,687	Shandong Hi-speed Co. Ltd., Class A (Industrials)	2,160
41,000	Shandong Hi-Speed Holdings Group Ltd. (Utilities)*	92,825
1,985	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A (Materials)	7,644
1,390	Shandong Linglong Tyre Co. Ltd., Class A (Consumer Discretionary)	3,048
10,918	Shandong Nanshan Aluminum Co. Ltd., Class A (Materials)	6,223
695	Shandong Sinocera Functional Material Co. Ltd., Class A (Materials)	2,234

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,581	Shandong Sun Paper Industry JSC Ltd., Class A (Materials)	$5,566
40,254	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (Health Care)	30,310
1,687	Shanghai Aiko Solar Energy Co. Ltd., Class A (Information Technology)*	3,600
993	Shanghai Bairun Investment Holding Group Co. Ltd., Class A (Consumer Staples)	3,923
5,836	Shanghai Baosight Software Co. Ltd., Class A (Information Technology)	20,746
389	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A (Information Technology)	8,361
8,238	Shanghai Construction Group Co. Ltd., Class A (Industrials)	2,799
1,173	Shanghai Daimay Automotive Interior Co. Ltd., Class A (Consumer Discretionary)	983
10,422	Shanghai Electric Group Co. Ltd., Class A (Industrials)*	12,978
42,000	Shanghai Electric Group Co. Ltd., Class H (Industrials)*	19,934
2,581	Shanghai Electric Power Co. Ltd., Class A (Utilities)	5,548
99	Shanghai Flyco Electrical Appliance Co. Ltd., Class A (Consumer Staples)	547
1,985	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A (Health Care)	8,037
7,398	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (Health Care)(a)	20,631
491	Shanghai Fudan Microelectronics Group Co. Ltd., Class A (Information Technology)	4,389
4,182	Shanghai Fudan Microelectronics Group Co. Ltd., Class H (Information Technology)(a)	19,430
2,283	Shanghai International Airport Co. Ltd., Class A (Industrials)	10,359
6,352	Shanghai International Port Group Co. Ltd., Class A (Industrials)	5,030
893	Shanghai Jinjiang International Hotels Co. Ltd., Class A (Consumer Discretionary)	2,912
708	Shanghai Junshi Biosciences Co. Ltd., Class A (Health Care)*	4,472

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,503	Shanghai Junshi Biosciences Co. Ltd., Class H (Health Care)*(b)	$9,947
1,985	Shanghai Lingang Holdings Corp. Ltd., Class A (Real Estate)	2,606
1,846	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A (Real Estate)	2,239
893	Shanghai M&G Stationery, Inc., Class A (Industrials)	3,819
397	Shanghai Moons’ Electric Co. Ltd., Class A (Industrials)	3,591
2,084	Shanghai Pharmaceuticals Holding Co. Ltd., Class A (Health Care)	5,462
11,180	Shanghai Pharmaceuticals Holding Co. Ltd., Class H (Health Care)	17,711
29,280	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	56,029
1,886	Shanghai Putailai New Energy Technology Co. Ltd., Class A (Materials)	5,936
6,253	Shanghai RAAS Blood Products Co. Ltd., Class A (Health Care)	6,040
9,032	Shanghai Rural Commercial Bank Co. Ltd., Class A (Financials)	11,032
819	Shanghai United Imaging Healthcare Co. Ltd., Class A (Health Care)	16,305
3,573	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A (Consumer Discretionary)	3,065
1,489	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A (Real Estate)	7,942
1,985	Shanghai Zhonggu Logistics Co. Ltd., Class A (Industrials)	2,918
2,581	Shanjin International Gold Co. Ltd., Class A (Materials)	7,113
1,787	Shanxi Coal International Energy Group Co. Ltd., Class A (Industrials)	2,476
5,260	Shanxi Coking Coal Energy Group Co. Ltd., Class A (Energy)	5,214
2,779	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A (Energy)	5,060
3,970	Shanxi Meijin Energy Co. Ltd., Class A (Materials)*	2,681
3,375	Shanxi Securities Co. Ltd., Class A (Financials)	3,156
5,260	Shanxi Taigang Stainless Steel Co. Ltd., Class A (Materials)*	3,057

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,191	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (Consumer Staples)	$33,780
298	Shede Spirits Co. Ltd., Class A (Consumer Staples)	2,861
4,566	Shenergy Co. Ltd., Class A (Utilities)	5,180
2,184	Shengyi Technology Co. Ltd., Class A (Information Technology)	16,328
644	Shennan Circuits Co. Ltd., Class A (Information Technology)	17,902
19,553	Shenwan Hongyuan Group Co. Ltd., Class A (Financials)	14,988
695	Shenzhen Capchem Technology Co. Ltd., Class A (Materials)	4,605
3,400	Shenzhen Dobot Corp. Ltd., Class H (Industrials)*	22,984
3,772	Shenzhen Energy Group Co. Ltd., Class A (Utilities)	3,506
1,588	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A (Information Technology)	4,682
397	Shenzhen Goodix Technology Co. Ltd., Class A (Information Technology)	4,588
99	Shenzhen Han’s CNC Technology Co. Ltd., Class A (Industrials)	1,307
794	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A (Health Care)	1,438
2,680	Shenzhen Inovance Technology Co. Ltd., Class A (Industrials)	28,231
1,489	Shenzhen Kaifa Technology Co. Ltd., Class A (Information Technology)	4,566
993	Shenzhen Kangtai Biological Products Co. Ltd., Class A (Health Care)	2,608
298	Shenzhen Kedali Industry Co. Ltd., Class A (Consumer Discretionary)	5,811
298	Shenzhen Longsys Electronics Co. Ltd., Class A (Information Technology)	3,994
1,191	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care)	40,597
4,169	Shenzhen MTC Co. Ltd., Class A (Consumer Discretionary)	3,272
695	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A (Health Care)	6,091
7,643	Shenzhen Overseas Chinese Town Co. Ltd., Class A (Real Estate)*	2,414

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
993	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A (Health Care)	$7,019
298	Shenzhen SC New Energy Technology Corp., Class A (Information Technology)	4,132
1,092	Shenzhen SED Industry Co. Ltd., Class A (Industrials)	4,089
794	Shenzhen Sunlord Electronics Co. Ltd., Class A (Information Technology)	3,632
1,049	Shenzhen Transsion Holdings Co. Ltd., Class A (Information Technology)	13,256
893	Shenzhen YUTO Packaging Technology Co. Ltd., Class A (Materials)	3,275
13,103	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	103,283
198	Shijiazhuang Shangtai Technology Co. Ltd., Class A (Industrials)	1,676
1,588	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A (Health Care)*	3,652
399	SICC Co. Ltd., Class A (Information Technology)*	3,613
4,268	Sichuan Changhong Electric Co. Ltd., Class A (Consumer Discretionary)	6,843
3,672	Sichuan Chuantou Energy Co. Ltd., Class A (Utilities)	7,676
8,238	Sichuan Hebang Biotechnology Co. Ltd., Class A (Materials)	2,209
1,390	Sichuan Kelun Pharmaceutical Co. Ltd., Class A (Health Care)	7,115
700	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H (Health Care)*(a)	40,783
6,749	Sichuan Road and Bridge Group Co. Ltd., Class A (Industrials)	8,206
496	Sichuan Swellfun Co. Ltd., Class A (Consumer Staples)	3,276
6,000	Silergy Corp. (Information Technology)	60,551
303	Sinocelltech Group Ltd., Class A (Health Care)*	2,701
3,474	Sinolink Securities Co. Ltd., Class A (Financials)	5,028
2,481	Sinoma International Engineering Co., Class A (Industrials)	3,211
1,588	Sinoma Science & Technology Co. Ltd., Class A (Materials)	8,080
6,749	Sinomach Heavy Equipment Group Co. Ltd., Class A (Industrials)*	3,136

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
695	Sinomine Resource Group Co. Ltd., Class A (Materials)	$4,042
22,000	Sinopec Engineering Group Co. Ltd., Class H (Industrials)	19,641
7,246	Sinopec Oilfield Service Corp., Class A (Energy)*	2,085
5,657	Sinopec Shanghai Petrochemical Co. Ltd., Class A (Materials)	2,271
50,832	Sinopec Shanghai Petrochemical Co. Ltd., Class H (Materials)	8,803
22,295	Sinopharm Group Co. Ltd., Class H (Health Care)	53,393
3,573	Sinotrans Ltd., Class A (Industrials)	2,844
28,782	Sinotrans Ltd., Class H (Industrials)	16,946
11,010	Sinotruk Hong Kong Ltd. (Industrials)	32,031
694	Skshu Paint Co. Ltd., Class A (Materials)	4,741
29,495	Smoore International Holdings Ltd. (Consumer Staples)(a)(b)	71,545
2,382	Songcheng Performance Development Co. Ltd., Class A (Consumer Discretionary)	2,926
397	Sonoscape Medical Corp., Class A (Health Care)	1,841
4,665	SooChow Securities Co. Ltd., Class A (Financials)	6,615
6,154	Southwest Securities Co. Ltd., Class A (Financials)	4,216
2,581	SPIC Industry-Finance Holdings Co. Ltd., Class A (Financials)	2,479
893	Spring Airlines Co. Ltd., Class A (Industrials)	6,689
278	StarPower Semiconductor Ltd., Class A (Information Technology)	4,260
2,978	State Grid Yingda Co. Ltd., Class A (Industrials)	2,458
1,945	Sungrow Power Supply Co. Ltd., Class A (Industrials)	27,271
11,205	Sunny Optical Technology Group Co. Ltd. (Information Technology)	119,655
496	Sunresin New Materials Co. Ltd., Class A (Materials)	3,838
36,500	Sunshine Insurance Group Co. Ltd., Class H (Financials)	19,617
1,687	Sunwoda Electronic Co. Ltd., Class A (Industrials)	5,815
726	SUPCON Technology Co. Ltd., Class A (Information Technology)	5,300

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,588	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A (Information Technology)	$14,719
298	Suzhou Maxwell Technologies Co. Ltd., Class A (Information Technology)	3,780
778	Suzhou TFC Optical Communication Co. Ltd., Class A (Information Technology)	21,685
7,221	TAL Education Group ADR (Consumer Discretionary)*	76,687
1,191	Talkweb Information System Co. Ltd., Class A (Communication Services)*	6,929
5,558	TangShan Port Group Co. Ltd., Class A (Industrials)	3,106
1,400	Tasly Pharmaceutical Group Co. Ltd., Class A (Health Care)	3,247
4,665	TBEA Co. Ltd., Class A (Industrials)	9,274
17,568	TCL Technology Group Corp., Class A (Information Technology)	11,444
3,772	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A (Information Technology)*	4,438
99,190	Tencent Holdings Ltd. (Communication Services)	7,589,530
9,314	Tencent Music Entertainment Group ADR (Communication Services)	228,379
397	Thunder Software Technology Co. Ltd., Class A (Information Technology)	4,405
3,871	Tian Di Science & Technology Co. Ltd., Class A (Industrials)	3,353
8,040	Tianfeng Securities Co. Ltd., Class A (Financials)*	6,592
496	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A (Health Care)	3,211
2,283	Tianma Microelectronics Co. Ltd., Class A (Information Technology)*	3,266
406	Tianneng Battery Group Co. Ltd., Class A (Consumer Discretionary)	1,708
1,390	Tianqi Lithium Corp., Class A (Materials)*	8,579
2,187	Tianqi Lithium Corp., Class H (Materials)*	11,407
4,268	Tianshan Aluminum Group Co. Ltd., Class A (Materials)	6,046
3,176	TianShan Material Co. Ltd., Class A (Materials)*	2,912

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,978	Tianshui Huatian Technology Co. Ltd., Class A (Information Technology)	$4,950
30,809	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	43,590
1,687	Titan Wind Energy Suzhou Co. Ltd., Class A (Industrials)	1,613
20,027	Tongcheng Travel Holdings Ltd. (Consumer Discretionary)	56,362
1,390	TongFu Microelectronics Co. Ltd., Class A (Information Technology)	6,457
1,886	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A (Health Care)	2,227
2,184	Tongkun Group Co. Ltd., Class A (Materials)	4,498
12,605	Tongling Nonferrous Metals Group Co. Ltd., Class A (Materials)	7,981
4,169	Tongwei Co. Ltd., Class A (Information Technology)*	12,894
417	Topchoice Medical Corp., Class A (Health Care)	2,760
46,243	Topsports International Holdings Ltd. (Consumer Discretionary)(b)	19,100
15,496	TravelSky Technology Ltd., Class H (Consumer Discretionary)	21,607
2,007	Trina Solar Co. Ltd., Class A (Information Technology)*	4,669
10,331	Trip.com Group Ltd. (Consumer Discretionary)	765,961
3,077	Tsinghua Tongfang Co. Ltd., Class A (Information Technology)*	3,538
695	Tsingtao Brewery Co. Ltd., Class A (Consumer Staples)	6,781
10,248	Tsingtao Brewery Co. Ltd., Class H (Consumer Staples)	66,450
2,750	UBTech Robotics Corp. Ltd., Class H (Industrials)*	33,758
794	Unigroup Guoxin Microelectronics Co. Ltd., Class A (Information Technology)	9,093
18,607	Uni-President China Holdings Ltd. (Consumer Staples)	22,197
2,680	Unisplendour Corp. Ltd., Class A (Information Technology)	10,498
1,390	Universal Scientific Industrial Shanghai Co. Ltd., Class A (Information Technology)	3,727
198	Vanchip Tianjin Technology Co. Ltd., Class A (Information Technology)*	977
893	Venustech Group, Inc., Class A (Information Technology)*	2,136

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
463	Verisilicon Microelectronics Shanghai Co. Ltd., Class A (Information Technology)*	$9,945
900	Victory Giant Technology Huizhou Co. Ltd., Class A (Information Technology)	33,773
5,269	Vipshop Holdings Ltd. ADR (Consumer Discretionary)	88,203
1,489	Walvax Biotechnology Co. Ltd., Class A (Health Care)	2,642
1,985	Wanda Film Holding Co. Ltd., Class A (Communication Services)*	3,266
1,092	Wangfujing Group Co. Ltd., Class A (Consumer Discretionary)	2,249
4,000	Wanguo Gold Group Ltd. (Materials)(a)	15,434
3,176	Wanhua Chemical Group Co. Ltd., Class A (Materials)	30,588
71,179	Want Want China Holdings Ltd. (Consumer Staples)	49,304
1,096	Weibo Corp. ADR (Communication Services)	12,560
6,253	Weichai Power Co. Ltd., Class A (Industrials)	13,291
32,285	Weichai Power Co. Ltd., Class H (Industrials)	67,503
794	Weihai Guangwei Composites Co. Ltd., Class A (Materials)	3,563
6,650	Wens Foodstuff Group Co. Ltd., Class A (Consumer Staples)	16,983
2,184	Western Mining Co. Ltd., Class A (Materials)	5,718
4,169	Western Securities Co. Ltd., Class A (Financials)	5,238
599	Western Superconducting Technologies Co. Ltd., Class A (Materials)	5,244
15,884	Wharf Holdings Ltd. (The) (Real Estate)	45,477
28,764	Wilmar International Ltd. (Consumer Staples)	66,137
1,191	Wingtech Technology Co. Ltd., Class A (Information Technology)*	7,262
397	Winner Medical Co. Ltd., Class A (Health Care)	2,361
1,985	Winning Health Technology Group Co. Ltd., Class A (Health Care)	2,806
20,900	Wintime Energy Group Co. Ltd., Class A (Utilities)	4,255
4,863	Wuchan Zhongda Group Co. Ltd., Class A (Consumer Discretionary)	4,021

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
3,970	Wuhan Guide Infrared Co. Ltd., Class A (Information Technology)*	$7,000
298	Wuhan Jingce Electronic Group Co. Ltd., Class A (Information Technology)*	2,950
3,871	Wuliangye Yibin Co. Ltd., Class A (Consumer Staples)	70,395
1,787	WUS Printed Circuit Kunshan Co. Ltd., Class A (Information Technology)	17,258
2,581	WuXi AppTec Co. Ltd., Class A (Health Care)	37,432
5,905	WuXi AppTec Co. Ltd., Class H (Health Care)(b)	81,729
55,918	Wuxi Biologics Cayman, Inc. (Health Care)*(b)	238,137
1,489	Wuxi Lead Intelligent Equipment Co. Ltd., Class A (Industrials)	7,423
5,000	WuXi XDC Cayman, Inc. (Health Care)*	36,301
11,017	XCMG Construction Machinery Co. Ltd., Class A (Industrials)	14,787
2,779	Xiamen C & D, Inc., Class A (Industrials)	4,541
198	Xiamen Faratronic Co. Ltd., Class A (Information Technology)	3,413
1,290	Xiamen Tungsten Co. Ltd., Class A (Materials)	5,575
2,084	Xiangcai Co. Ltd., Class A (Financials)*	3,757
1,191	Xiangtan Electric Manufacturing Co. Ltd., Class A (Industrials)*	2,874
283,926	Xiaomi Corp., Class B (Information Technology)*(b)	1,924,805
1,319	Xinjiang Daqo New Energy Co. Ltd., Class A (Information Technology)*	5,961
26,231	Xinyi Glass Holdings Ltd. (Industrials)(a)	28,634
76,000	Xinyi Solar Holdings Ltd. (Information Technology)(a)	32,853
21,962	XPeng, Inc., Class A (Consumer Discretionary)*	236,358
28,000	XtalPi Holdings Ltd. (Health Care)*	37,030
19,157	Yadea Group Holdings Ltd. (Consumer Discretionary)(b)	33,248
496	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A (Information Technology)	4,748
44,062	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	99,938
4,516	Yankuang Energy Group Co. Ltd., Class A (Energy)	8,211

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
46,818	Yankuang Energy Group Co. Ltd., Class H (Energy)(a)	$54,350
993	Yantai Jereh Oilfield Services Group Co. Ltd., Class A (Energy)	6,614
1,290	Yealink Network Technology Corp. Ltd., Class A (Information Technology)	6,844
1,072	Yifeng Pharmacy Chain Co. Ltd., Class A (Consumer Staples)	3,573
1,588	Yihai Kerry Arawana Holdings Co. Ltd., Class A (Consumer Staples)	7,504
595	Yongan Futures Co. Ltd., Class A (Financials)	1,306
8,437	Yonghui Superstores Co. Ltd., Class A (Consumer Staples)*	6,136
496	YongXing Special Materials Technology Co. Ltd., Class A (Materials)	2,448
3,176	Yonyou Network Technology Co. Ltd., Class A (Information Technology)*	7,344
4,268	Youngor Fashion Co. Ltd., Class A (Real Estate)	4,488
3,176	YTO Express Group Co. Ltd., Class A (Industrials)	7,558
27,522	Yuexiu Property Co. Ltd. (Real Estate)	17,440
2,680	YUNDA Holding Group Co., Ltd., Class A (Industrials)	3,006
3,176	Yunnan Aluminium Co. Ltd., Class A (Materials)	8,646
1,687	Yunnan Baiyao Group Co. Ltd., Class A (Health Care)	13,638
397	Yunnan Botanee Bio-Technology Group Co. Ltd., Class A (Consumer Staples)	2,636
4,665	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A (Materials)	3,962
893	Yunnan Energy New Material Co. Ltd., Class A (Materials)*	4,050
1,489	Yunnan Tin Co. Ltd., Class A (Materials)	4,568
1,687	Yunnan Yuntianhua Co. Ltd., Class A (Materials)	6,445
2,084	Yutong Bus Co. Ltd., Class A (Industrials)	8,081
14,800	Zai Lab Ltd. (Health Care)*	48,638
1,489	Zangge Mining Co. Ltd., Class A (Materials)	11,270
595	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A (Health Care)	17,477
23,664	Zhaojin Mining Industry Co. Ltd., Class H (Materials)	73,155

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
4,863	Zhefu Holding Group Co. Ltd., Class A (Industrials)	$2,437
198	Zhejiang Cfmoto Power Co. Ltd., Class A (Consumer Discretionary)	7,413
5,062	Zhejiang China Commodities City Group Co. Ltd., Class A (Consumer Discretionary)	15,990
1,985	Zhejiang Chint Electrics Co. Ltd., Class A (Industrials)	7,639
3,077	Zhejiang Dahua Technology Co. Ltd., Class A (Information Technology)	8,389
496	Zhejiang Dingli Machinery Co. Ltd., Class A (Industrials)	3,785
25,304	Zhejiang Expressway Co. Ltd., Class H (Industrials)	22,299
1,886	Zhejiang Hailiang Co. Ltd., Class A (Materials)	3,185
1,390	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A (Health Care)	4,717
1,588	Zhejiang Huayou Cobalt Co. Ltd., Class A (Industrials)	10,713
1,191	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A (Information Technology)	5,045
3,275	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A (Communication Services)*	2,630
2,481	Zhejiang Juhua Co. Ltd., Class A (Materials)	13,476
10,808	Zhejiang Leapmotor Technology Co. Ltd., Class H (Consumer Discretionary)*(b)	89,699
2,978	Zhejiang Longsheng Group Co. Ltd., Class A (Materials)	4,415
2,878	Zhejiang NHU Co. Ltd., Class A (Materials)	10,061
3,672	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (Industrials)	16,435
794	Zhejiang Shuanghuan Driveline Co. Ltd., Class A (Consumer Discretionary)	4,153
397	Zhejiang Supor Co. Ltd., Class A (Consumer Discretionary)	2,867
1,588	Zhejiang Weiming Environment Protection Co. Ltd., Class A (Industrials)	4,296
1,489	Zhejiang Weixing New Building Materials Co. Ltd., Class A (Industrials)	2,254
9,032	Zhejiang Zheneng Electric Power Co. Ltd., Class A (Utilities)	6,442
3,573	Zheshang Securities Co. Ltd., Class A (Financials)	6,060

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
11,489	ZhongAn Online P&C Insurance Co. Ltd., Class H (Financials)*(b)	$29,062
675	Zhongfu Shenying Carbon Fiber Co. Ltd., Class A (Materials)*	2,464
1,112	Zhongji Innolight Co. Ltd., Class A (Information Technology)	55,410
4,466	Zhongjin Gold Corp. Ltd., Class A (Materials)	10,013
11,669	Zhongsheng Group Holdings Ltd. (Consumer Discretionary)	24,054
6,055	Zhongtai Securities Co. Ltd., Class A (Financials)	6,129
1,042	Zhuhai CosMX Battery Co. Ltd., Class A (Industrials)	3,328
1,985	Zhuhai Huafa Properties Co. Ltd., Class A (Real Estate)	1,466
590	Zhuzhou CRRC Times Electric Co. Ltd., Class A (Industrials)	4,010
8,451	Zhuzhou CRRC Times Electric Co. Ltd., Class H (Industrials)	43,080
2,481	Zhuzhou Kibing Group Co. Ltd., Class A (Industrials)	2,212
20,546	Zijin Mining Group Co. Ltd., Class A (Materials)	66,575
90,991	Zijin Mining Group Co. Ltd., Class H (Materials)	298,563
7,653	ZJLD Group, Inc. (Consumer Staples)(b)	9,964
1,390	ZMJ Group Co. Ltd., Class A (Industrials)	3,991
3,770	ZMJ Group Co. Ltd., Class H (Industrials)(a)	8,753
6,551	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A (Industrials)	6,760
21,648	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (Industrials)	17,911
3,672	ZTE Corp., Class A (Information Technology)	23,426
12,553	ZTE Corp., Class H (Information Technology)(a)	56,390
6,900	ZTO Express Cayman, Inc. (Industrials)	124,443

		48,805,375

Colombia – 0.0%
78,636	Ecopetrol SA (Energy)	36,980
5,122	Grupo Argos SA (Materials)	22,022
3,816	Grupo Cibest SA (Financials)	56,019
1,962	Grupo de Inversiones Suramericana SA (Financials)	22,632
43,119	Grupo Energia Bogota SA ESP (Utilities)	31,650

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Colombia – (continued)
7,319	Interconexion Electrica SA ESP (Utilities)	$39,700

		209,003

Congo (Democratic Republic) – 0.0%
11,717	Ivanhoe Mines Ltd., Class A (Materials)*	103,605

Cyprus – 0.0%
5,972	Bank of Cyprus Holdings PLC (Financials)	53,825

Czech Republic – 0.0%
2,656	CEZ AS (Utilities)	166,193
1,232	Komercni Banka AS (Financials)	60,221

		226,414

Denmark – 1.1%
39	AP Moller – Maersk A/S, Class A (Industrials)	80,113
73	AP Moller – Maersk A/S, Class B (Industrials)	150,356
1,513	Carlsberg AS, Class B (Consumer Staples)	185,150
2,149	Coloplast A/S, Class B (Health Care)	206,501
10,602	Danske Bank A/S (Financials)	436,066
3,102	DSV A/S (Industrials)	687,307
1,076	Genmab A/S (Health Care)*	267,935
49,644	Novo Nordisk A/S, Class B (Health Care)	2,793,095
5,965	Novonesis Novozymes B, Class B (Materials)	379,380
2,445	Orsted AS (Utilities)*(a)(b)	74,053
1,270	Pandora A/S (Consumer Discretionary)	175,447
5,295	Tryg A/S (Financials)	139,323
16,715	Vestas Wind Systems A/S (Industrials)	332,871

		5,907,597

Egypt – 0.0%
38,864	Commercial International Bank - Egypt (CIB) (Financials)	77,720
21,794	Eastern Co. SAE (Consumer Staples)	17,365
14,004	EFG Holding S.A.E. (Financials)*	7,523
15,362	Talaat Moustafa Group (Real Estate)	17,541

		120,149

Faroe Islands – 0.0%
826	Bakkafrost P/F (Consumer Staples)	35,860

Finland – 0.6%
2,177	Elisa OYJ (Communication Services)	115,993

Shares	Description	Value

Common Stocks – (continued)

Finland – (continued)
6,722	Fortum OYJ (Utilities)	$116,369
1,628	Huhtamaki OYJ (Materials)	57,853
4,200	Kesko OYJ, Class B (Consumer Staples)	93,160
5,459	Kone OYJ, Class B (Industrials)	343,258
10,786	Metso Corp. (Industrials)	139,444
7,120	Neste OYJ (Energy)	130,760
82,554	Nokia OYJ (Information Technology)	355,500
51,944	Nordea Bank Abp (Financials)	792,839
1,657	Orion OYJ, Class B (Health Care)	132,275
40,876	Sampo OYJ, Class A (Financials)	469,172
8,837	Stora Enso OYJ, Class R (Materials)	103,210
8,738	UPM-Kymmene OYJ (Materials)	248,843
7,564	Wartsila OYJ Abp (Industrials)	221,696

		3,320,372

France – 5.0%
9,285	Air Liquide SA (Materials)	1,915,177
9,685	Airbus SE (Industrials)	2,029,878
28,472	AXA SA (Financials)	1,326,062
16,540	BNP Paribas SA (Financials)	1,487,435
11,564	Bollore SE (Communication Services)	67,516
3,232	Bouygues SA (Industrials)	138,611
2,553	Capgemini SE (Information Technology)	362,928
7,385	Cie de Saint-Gobain SA (Industrials)	796,991
10,842	Cie Generale des Etablissements Michelin SCA (Consumer Discretionary)	392,519
16,148	Credit Agricole SA (Financials)	295,427
10,496	Danone SA (Consumer Staples)	874,488
11,085	Dassault Systemes (Information Technology)	345,135
28,614	Engie SA (Utilities)	592,486
4,850	EssilorLuxottica SA (Health Care)	1,477,137
534	Hermes International SCA (Consumer Discretionary)	1,306,974
1,177	Kering (Consumer Discretionary)	315,695
4,129	Legrand SA (Industrials)	628,773
3,701	L’Oreal SA (Consumer Staples)	1,723,712
4,272	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	2,520,692
30,763	Orange SA (Communication Services)	500,513
3,129	Pernod Ricard SA (Consumer Staples)	355,995
3,740	Publicis Groupe SA (Communication Services)	345,136
5,784	Safran SA (Industrials)	1,928,824

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

France – (continued)
459	Sartorius Stedim Biotech (Health Care)	$93,967
11,683	Societe Generale SA (Financials)	720,944
1,423	Thales SA (Industrials)	375,098
33,813	TotalEnergies SE (Energy)	2,117,431
7,810	Vinci SA (Industrials)	1,059,513

		26,095,057

Germany – 5.6%
2,707	adidas AG (Consumer Discretionary)	527,088
6,373	Allianz SE (Financials)	2,694,409
14,601	BASF SE (Materials)	775,224
16,303	Bayer AG (Health Care)	535,460
4,828	Bayerische Motoren Werke AG (Consumer Discretionary)	505,555
1,575	Beiersdorf AG (Consumer Staples)	181,109
1,545	BioNTech SE ADR (Health Care)*	155,705
15,287	Commerzbank AG (Financials)	583,684
1,794	Continental AG (Consumer Discretionary)	157,491
8,149	Daimler Truck Holding AG (Industrials)	383,158
29,617	Deutsche Bank AG (Financials)	1,041,042
2,999	Deutsche Boerse AG (Financials)	883,200
15,743	Deutsche Post AG (Industrials)	716,449
53,280	Deutsche Telekom AG (Communication Services)	1,947,013
36,183	E.ON SE (Utilities)	645,660
3,307	Fresenius Medical Care AG (Health Care)	169,504
6,773	Fresenius SE & Co. KGaA (Health Care)	367,929
989	Hannover Rueck SE (Financials)	288,017
98	Hapag-Lloyd AG (Industrials)(b)	13,605
2,089	Heidelberg Materials AG (Materials)	493,926
1,599	Henkel AG & Co. KGaA (Consumer Staples)	122,873
21,272	Infineon Technologies AG (Information Technology)	870,466
1,098	Knorr-Bremse AG (Industrials)	114,641
11,329	Mercedes-Benz Group AG (Consumer Discretionary)	707,453
2,147	Merck KGaA (Health Care)	272,165
884	MTU Aero Engines AG (Industrials)	394,229
2,188	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Financials)	1,394,751
758	Rheinmetall AG (Industrials)	1,498,992
11,125	RWE AG (Utilities)	445,867

Shares	Description	Value

Common Stocks – (continued)

Germany – (continued)
16,960	SAP SE (Information Technology)	$4,599,638
12,215	Siemens AG (Industrials)	3,382,829
10,664	Siemens Energy AG (Industrials)*	1,132,387
4,903	Siemens Healthineers AG (Health Care)(b)	271,511
2,205	Symrise AG (Materials)	213,651
996	Talanx AG (Financials)	137,334
475	Volkswagen AG (Consumer Discretionary)	56,822
11,559	Vonovia SE (Real Estate)	373,829

		29,054,666

Greece – 0.2%
33,511	Alpha Bank SA (Financials)	132,854
39,426	Eurobank Ergasias Services and Holdings SA (Financials)	144,905
2,887	Hellenic Telecommunications Organization SA (Communication Services)	53,730
1,736	JUMBO SA (Consumer Discretionary)	61,935
968	Motor Oil Hellas Corinth Refineries SA (Energy)	28,530
13,689	National Bank of Greece SA (Financials)	189,552
3,246	OPAP SA (Consumer Discretionary)	72,835
16,167	Piraeus Financial Holdings SA (Financials)*	125,084
3,041	Public Power Corp. SA (Utilities)	50,830

		860,255

Hong Kong – 1.4%
176,238	AIA Group Ltd. (Financials)	1,659,328
9,395	Cathay Pacific Airways Ltd. (Industrials)	12,907
29,519	CK Asset Holdings Ltd. (Real Estate)	139,040
10,089	CK Infrastructure Holdings Ltd. (Utilities)	67,619
30,005	CLP Holdings Ltd. (Utilities)	253,446
947	Futu Holdings Ltd. ADR (Financials)	175,763
7,600	Guming Holdings Ltd. (Consumer Discretionary)*(a)	22,071
40,000	Guotai Junan International Holdings Ltd. (Financials)	30,273
28,901	Hang Lung Properties Ltd. (Real Estate)	29,361
11,973	Hang Seng Bank Ltd. (Financials)	171,090
21,867	Henderson Land Development Co. Ltd. (Real Estate)	75,453
37,584	HK Electric Investments & HK Electric Investments Ltd. (Utilities)	28,926

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Hong Kong – (continued)
59,988	HKT Trust & HKT Ltd. (Communication Services)	$90,799
180,047	Hong Kong & China Gas Co. Ltd. (Utilities)	161,898
19,521	Hong Kong Exchanges & Clearing Ltd. (Financials)	1,129,315
16,862	Hongkong Land Holdings Ltd. (Real Estate)	104,545
104,200	J&T Global Express Ltd. (Industrials)*	139,007
3,279	Jardine Matheson Holdings Ltd. (Industrials)	198,675
42,350	Link REIT (Real Estate)	225,118
26,010	MTR Corp. Ltd. (Industrials)	87,947
2,180	Orient Overseas International Ltd. (Industrials)	38,114
22,655	Power Assets Holdings Ltd. (Utilities)	147,481
43,445	Prudential PLC (Financials)	580,272
162,892	Sino Biopharmaceutical Ltd. (Health Care)	169,456
55,959	Sino Land Co. Ltd. (Real Estate)	66,469
21,689	Sun Hung Kai Properties Ltd. (Real Estate)	254,842
6,805	Swire Pacific Ltd., Class A (Industrials)	58,266
11,917	Swire Pacific Ltd., Class B (Industrials)	17,809
17,482	Swire Properties Ltd. (Real Estate)	47,361
22,661	Techtronic Industries Co. Ltd. (Industrials)	291,843
126,143	WH Group Ltd. (Consumer Staples)(b)	134,948
25,712	Wharf Real Estate Investment Co. Ltd. (Real Estate)	74,539

		6,683,981

Hungary – 0.1%
6,099	MOL Hungarian Oil & Gas PLC (Energy)	52,419
3,610	OTP Bank Nyrt (Financials)	314,424
2,308	Richter Gedeon Nyrt (Health Care)	69,912

		436,755

India – 5.0%
3,946	360 ONE WAM Ltd. (Financials)	45,537
880	ABB India Ltd. (Industrials)	49,864
1,147	ACC Ltd. (Materials)	23,425
5,989	Adani Energy Solutions Ltd. (Utilities)*	51,874
3,549	Adani Enterprises Ltd. (Industrials)	90,299
5,129	Adani Green Energy Ltd. (Utilities)*	53,108

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
9,416	Adani Ports & Special Economic Zone Ltd. (Industrials)	$140,114
12,956	Adani Power Ltd. (Utilities)*	88,208
4,378	Adani Total Gas Ltd. (Utilities)	29,333
7,713	Aditya Birla Capital Ltd. (Financials)*	24,291
516	Alkem Laboratories Ltd. (Health Care)	31,019
10,062	Ambuja Cements Ltd. (Materials)	64,234
2,763	APL Apollo Tubes Ltd. (Materials)	50,256
1,682	Apollo Hospitals Enterprise Ltd. (Health Care)	145,087
47,694	Ashok Leyland Ltd. (Industrials)	68,646
5,625	Asian Paints Ltd. (Materials)	160,583
1,970	Astral Ltd. (Industrials)	30,364
7,598	AU Small Finance Bank Ltd. (Financials)(b)	61,840
4,689	Aurobindo Pharma Ltd. (Health Care)	54,632
2,408	Avenue Supermarts Ltd. (Consumer Staples)*(b)	129,801
2,444	AWL Agri Business Ltd. (Consumer Staples)*	6,967
37,867	Axis Bank Ltd. (Financials)	448,619
1,128	Bajaj Auto Ltd. (Consumer Discretionary)	110,360
44,170	Bajaj Finance Ltd. (Financials)	439,506
6,351	Bajaj Finserv Ltd. (Financials)	137,749
444	Bajaj Holdings & Investment Ltd. (Financials)	64,268
1,340	Balkrishna Industries Ltd. (Consumer Discretionary)	34,773
12,626	Bandhan Bank Ltd. (Financials)(b)	23,156
17,185	Bank of Baroda (Financials)	45,353
11,819	Bank of India (Financials)	14,775
15,870	Bank of Maharashtra (Financials)	9,345
4,061	Berger Paints India Ltd. (Materials)	24,535
1,522	Bharat Dynamics Ltd. (Industrials)	24,768
59,344	Bharat Electronics Ltd. (Industrials)	248,480
4,234	Bharat Forge Ltd. (Consumer Discretionary)	53,113
17,292	Bharat Heavy Electricals Ltd. (Industrials)	40,771
31,956	Bharat Petroleum Corp. Ltd. (Energy)	111,636
39,385	Bharti Airtel Ltd. (Communication Services)	843,207
1,230	Bharti Hexacom Ltd. (Communication Services)	24,733

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
7,435	Biocon Ltd. (Health Care)	$29,357
144	Bosch Ltd. (Consumer Discretionary)	65,224
1,739	Britannia Industries Ltd. (Consumer Staples)	114,799
3,267	BSE Ltd. (Financials)	77,625
30,144	Canara Bank (Financials)	35,477
10,625	CG Power & Industrial Solutions Ltd. (Industrials)	83,617
6,618	Cholamandalam Investment and Finance Co. Ltd. (Financials)	106,573
8,924	Cipla Ltd. (Health Care)	160,772
24,654	Coal India Ltd. (Energy)	104,738
1,182	Cochin Shipyard Ltd. (Industrials)(b)	21,546
5,440	Coforge Ltd. (Information Technology)	106,323
2,214	Colgate-Palmolive India Ltd. (Consumer Staples)	58,518
5,705	Container Corp. Of India Ltd. (Industrials)	34,101
1,986	Coromandel International Ltd. (Materials)	51,980
2,256	Cummins India Ltd. (Industrials)	97,842
9,834	Dabur India Ltd. (Consumer Staples)	58,086
1,335	Dalmia Bharat Ltd. (Materials)	36,340
1,230	Deepak Nitrite Ltd. (Materials)	24,927
5,076	Delhivery Ltd. (Industrials)*	26,930
1,823	Divi’s Laboratories Ltd. (Health Care)	126,698
554	Dixon Technologies India Ltd. (Consumer Discretionary)	104,805
10,295	DLF Ltd. (Real Estate)	86,242
9,186	Dr Reddy’s Laboratories Ltd. (Health Care)	131,205
2,309	Eicher Motors Ltd. (Consumer Discretionary)	159,729
14,487	Embassy Office Parks REIT (Real Estate)	63,692
79,159	Eternal Ltd. (Consumer Discretionary)*	281,694
6,908	Exide Industries Ltd. (Consumer Discretionary)	31,027
29,673	Federal Bank Ltd. (Financials)	64,480
7,847	Fortis Healthcare Ltd. (Health Care)	81,073
17,018	FSN E-Commerce Ventures Ltd. (Consumer Discretionary)*	44,395
38,893	GAIL India Ltd. (Utilities)	76,298
2,052	GE Vernova T&D India Ltd. (Industrials)	64,642
3,865	General Insurance Corp. of India (Financials)(b)	15,931
1,018	Gland Pharma Ltd. (Health Care)(b)	21,595

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
651	GlaxoSmithKline Pharmaceuticals Ltd. (Health Care)	$20,551
2,254	Glenmark Pharmaceuticals Ltd. (Health Care)	49,153
41,010	GMR Airports Ltd. (Industrials)*	40,009
6,250	Godrej Consumer Products Ltd. (Consumer Staples)	88,030
2,460	Godrej Properties Ltd. (Real Estate)*	54,309
5,166	Grasim Industries Ltd. (Materials)	162,528
571	Gujarat Fluorochemicals Ltd. (Materials)	22,097
2,719	Gujarat Gas Ltd. (Utilities)	12,927
3,648	Havells India Ltd. (Industrials)	63,083
15,564	HCL Technologies Ltd. (Information Technology)	256,650
1,607	HDFC Asset Management Co. Ltd. (Financials)(b)	99,509
186,916	HDFC Bank Ltd. (Financials)	2,016,129
16,262	HDFC Life Insurance Co. Ltd. (Financials)(b)	142,310
2,166	Hero MotoCorp Ltd. (Consumer Discretionary)	124,910
22,310	Hindalco Industries Ltd. (Materials)	178,016
2,761	Hindustan Aeronautics Ltd. (Industrials)	135,591
15,942	Hindustan Petroleum Corp. Ltd. (Energy)	67,925
12,696	Hindustan Unilever Ltd. (Consumer Staples)	382,766
3,878	Hindustan Zinc Ltd. (Materials)	18,429
174	Hitachi Energy India Ltd. (Industrials)	37,690
37	Honeywell Automation India Ltd. (Information Technology)	16,247
6,030	Housing & Urban Development Corp. Ltd. (Financials)	13,977
2,325	Hyundai Motor India Ltd. (Consumer Discretionary)	64,840
87,588	ICICI Bank Ltd. (Financials)	1,387,737
3,919	ICICI Lombard General Insurance Co. Ltd. (Financials)(b)	81,718
6,367	ICICI Prudential Life Insurance Co. Ltd. (Financials)(b)	43,291
88,563	IDFC First Bank Ltd. (Financials)	68,252
4,027	Indian Bank (Financials)	29,811
14,080	Indian Hotels Co. Ltd. (Consumer Discretionary)	121,045
47,145	Indian Oil Corp. Ltd. (Energy)	73,007
3,636	Indian Railway Catering & Tourism Corp. Ltd. (Industrials)	28,518

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
29,620	Indian Railway Finance Corp. Ltd. (Financials)(b)	$39,654
9,460	Indian Renewable Energy Development Agency Ltd. (Financials)*	15,066
11,630	Indraprastha Gas Ltd. (Utilities)	27,253
20,326	Indus Towers Ltd. (Communication Services)*	78,011
9,541	IndusInd Bank Ltd. (Financials)*	79,974
5,715	Info Edge India Ltd. (Communication Services)	87,976
53,064	Infosys Ltd. (Information Technology)	883,927
3,009	InterGlobe Aviation Ltd. (Industrials)(b)	192,566
49,560	ITC Ltd. (Consumer Staples)	230,180
5,049	Jindal Stainless Ltd. (Materials)	43,664
6,325	Jindal Steel Ltd. (Materials)	67,807
50,904	Jio Financial Services Ltd. (Financials)	179,848
587	JK Cement Ltd. (Materials)	46,219
6,396	JSW Energy Ltd. (Utilities)	35,412
4,172	JSW Infrastructure Ltd. (Industrials)	13,998
13,376	JSW Steel Ltd. (Materials)	155,649
6,345	Jubilant Foodworks Ltd. (Consumer Discretionary)	45,148
5,119	Kalyan Jewellers India Ltd. (Consumer Discretionary)*	29,252
18,155	Kotak Mahindra Bank Ltd. (Financials)	403,400
2,465	KPIT Technologies Ltd. (Information Technology)	33,263
12,360	L&T Finance Ltd. (Financials)	30,424
452	L&T Technology Services Ltd. (Industrials)(b)	21,639
11,151	Larsen & Toubro Ltd. (Industrials)	455,150
3,678	Life Insurance Corp. of India (Financials)	35,526
326	Linde India Ltd. (Materials)	23,570
1,572	Lloyds Metals & Energy Ltd. (Materials)	22,964
4,004	Lodha Developers Ltd. (Real Estate)(b)	54,112
1,175	LTIMindtree Ltd. (Information Technology)(b)	68,371
3,992	Lupin Ltd. (Health Care)	85,742
9,578	Mahindra & Mahindra Financial Services Ltd. (Financials)	27,570
14,721	Mahindra & Mahindra Ltd. (Consumer Discretionary)	533,872
1,155	MakeMyTrip Ltd. (Consumer Discretionary)*	114,056
1,840	Mankind Pharma Ltd. (Health Care)	51,544
8,672	Marico Ltd. (Consumer Staples)	71,348

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
1,957	Maruti Suzuki India Ltd. (Consumer Discretionary)	$328,100
3,675	Max Financial Services Ltd. (Financials)*	66,741
12,300	Max Healthcare Institute Ltd. (Health Care)	160,932
948	Mazagon Dock Shipbuilders Ltd. (Industrials)	27,972
2,387	Motilal Oswal Financial Services Ltd. (Financials)	23,195
1,388	Mphasis Ltd. (Information Technology)	43,863
37	MRF Ltd. (Consumer Discretionary)	59,115
1,771	Muthoot Finance Ltd. (Financials)	52,951
10,540	Nestle India Ltd. (Consumer Staples)	138,131
45,798	NHPC Ltd. (Utilities)	40,091
2,841	Nippon Life India Asset Management Ltd. (Financials)(b)	25,271
57,267	NMDC Ltd. (Materials)	44,659
12,150	NTPC Green Energy Ltd. (Utilities)*	14,178
72,229	NTPC Ltd. (Utilities)	268,168
1,950	Oberoi Realty Ltd. (Real Estate)	35,604
44,930	Oil & Natural Gas Corp. Ltd. (Energy)	119,023
9,004	Oil India Ltd. (Energy)	39,834
4,877	One 97 Communications Ltd. (Financials)*	66,723
361	Oracle Financial Services Software Ltd. (Information Technology)	33,936
85	Page Industries Ltd. (Consumer Discretionary)	42,715
1,790	Patanjali Foods Ltd. (Consumer Staples)	36,067
5,555	PB Fintech Ltd. (Financials)*	111,499
1,658	Persistent Systems Ltd. (Information Technology)	99,708
9,934	Petronet LNG Ltd. (Energy)	30,346
3,108	Phoenix Mills Ltd. (The) (Real Estate)*	52,956
1,343	PI Industries Ltd. (Materials)	56,245
2,207	Pidilite Industries Ltd. (Materials)	76,307
725	Polycab India Ltd. (Industrials)	58,272
24,127	Power Finance Corp. Ltd. (Financials)	103,839
75,197	Power Grid Corp. of India Ltd. (Utilities)	234,609
2,288	Prestige Estates Projects Ltd. (Real Estate)	40,504
159	Procter & Gamble Hygiene & Health Care Ltd. (Consumer Staples)	23,584

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
36,589	Punjab National Bank (Financials)	$41,838
9,407	Rail Vikas Nigam Ltd. (Industrials)	32,265
20,720	REC Ltd. (Financials)	82,201
98,832	Reliance Industries Ltd. (Energy)	1,520,404
66,682	Samvardhana Motherson International Ltd. (Consumer Discretionary)	70,104
4,866	SBI Cards & Payment Services Ltd. (Financials)	44,318
7,407	SBI Life Insurance Co. Ltd. (Financials)(b)	151,585
672	Schaeffler India Ltd. (Industrials)	29,458
165	Shree Cement Ltd. (Materials)	54,752
23,308	Shriram Finance Ltd. (Financials)	153,298
1,479	Siemens Ltd. (Industrials)	51,361
11,811	SJVN Ltd. (Utilities)	12,539
404	Solar Industries India Ltd. (Materials)	63,171
6,571	Sona Blw Precision Forgings Ltd. (Consumer Discretionary)(b)	32,999
2,426	SRF Ltd. (Materials)	77,997
29,658	State Bank of India (Financials)	269,777
24,020	Steel Authority of India Ltd. (Materials)	32,307
16,745	Sun Pharmaceutical Industries Ltd. (Health Care)	302,641
1,061	Sundaram Finance Ltd. (Financials)	54,043
975	Supreme Industries Ltd. (Materials)	49,414
164,173	Suzlon Energy Ltd. (Industrials)*	105,010
3,232	Swiggy Ltd. (Consumer Discretionary)*	15,011
1,863	Tata Communications Ltd. (Communication Services)	32,702
14,112	Tata Consultancy Services Ltd. (Information Technology)	493,423
9,998	Tata Consumer Products Ltd. (Consumer Staples)	120,738
581	Tata Elxsi Ltd. (Information Technology)	34,469
33,649	Tata Motors Ltd. (Consumer Discretionary)	255,162
28,197	Tata Power Co. Ltd. (The) (Utilities)	119,582
121,959	Tata Steel Ltd. (Materials)	213,552
1,091	Tata Technologies Ltd. (Information Technology)	8,128
8,717	Tech Mahindra Ltd. (Information Technology)	146,372
614	Thermax Ltd. (Industrials)	22,324

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
5,829	Titan Co. Ltd. (Consumer Discretionary)	$239,759
1,538	Torrent Pharmaceuticals Ltd. (Health Care)	62,058
2,671	Torrent Power Ltd. (Utilities)	37,157
3,012	Trent Ltd. (Consumer Discretionary)	180,877
1,674	Tube Investments of India Ltd. (Consumer Discretionary)	56,195
3,810	TVS Motor Co. Ltd. (Consumer Discretionary)	141,503
1,911	UltraTech Cement Ltd. (Materials)	273,795
24,633	Union Bank of India Ltd. (Financials)	34,851
1,148	United Breweries Ltd. (Consumer Staples)	24,074
4,941	United Spirits Ltd. (Consumer Staples)	73,423
2,969	UNO Minda Ltd. (Consumer Discretionary)	43,043
8,637	UPL Ltd. (Materials)	70,072
21,872	Varun Beverages Ltd. (Consumer Staples)	120,773
22,316	Vedanta Ltd. (Materials)	106,403
12,514	Vishal Mega Mart Ltd. (Consumer Discretionary)*	21,193
427,328	Vodafone Idea Ltd. (Communication Services)*	31,436
3,832	Voltas Ltd. (Industrials)	59,680
41,806	Wipro Ltd. (Information Technology)	118,187
262,944	Yes Bank Ltd. (Financials)*	56,926
4,199	Zydus Lifesciences Ltd. (Health Care)	46,693

		25,978,301

Indonesia – 0.4%
103,067	Alamtri Minerals Indonesia Tbk PT (Materials)	6,281
182,881	Alamtri Resources Indonesia Tbk PT (Energy)	19,464
207,034	Amman Mineral Internasional PT (Materials)*	98,558
139,400	Aneka Tambang Tbk (Materials)	25,699
335,459	Astra International Tbk PT (Industrials)	111,887
854,306	Bank Central Asia Tbk PT (Financials)	418,346
603,827	Bank Mandiri Persero Tbk PT (Financials)	173,202
247,703	Bank Negara Indonesia Persero Tbk PT (Financials)	65,794
1,158,400	Bank Rakyat Indonesia Persero Tbk PT (Financials)	284,507
421,170	Barito Pacific Tbk PT (Materials)*	55,935
87,520	Barito Renewables Energy Tbk PT (Utilities)	47,900

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Indonesia – (continued)
114,124	Chandra Asri Pacific Tbk PT (Materials)	$57,097
121,161	Charoen Pokphand Indonesia Tbk PT (Consumer Staples)	31,374
25,800	Dian Swastatika Sentosa Tbk PT (Energy)*	155,207
12,530,058	GoTo Gojek Tokopedia Tbk PT (Consumer Discretionary)*	44,072
37,729	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	20,535
72,827	Indofood Sukses Makmur Tbk PT (Consumer Staples)	32,902
82,432	Indosat Tbk PT (Communication Services)	10,098
315,440	Kalbe Farma Tbk PT (Health Care)	23,242
25,019	Pantai Indah Kapuk Dua Tbk PT (Real Estate)	23,062
278,000	Petrindo Jaya Kreasi Tbk PT (Energy)	26,299
313,094	Sumber Alfaria Trijaya Tbk PT (Consumer Staples)	41,771
788,588	Telkom Indonesia Persero Tbk PT (Communication Services)	149,683
95,413	Unilever Indonesia Tbk PT (Consumer Staples)	9,836
23,464	United Tractors Tbk PT (Energy)	34,719

		1,967,470

Ireland – 0.2%
2,874	AerCap Holdings NV (Industrials)	354,939
34,054	AIB Group PLC (Financials)	276,630
15,875	Bank of Ireland Group PLC (Financials)	234,873
2,473	Kerry Group PLC, Class A (Consumer Staples)	226,217
2,544	Kingspan Group PLC (Industrials)	196,234

		1,288,893

Israel – 0.7%
900	Airport City Ltd. (Real Estate)*	16,315
3,368	Amot Investments Ltd. (Real Estate)	24,047
607	Azrieli Group Ltd. (Real Estate)	58,077
21,544	Bank Hapoalim BM (Financials)	420,632
24,346	Bank Leumi Le-Israel BM (Financials)	467,331
33,256	Bezeq The Israeli Telecommunication Corp. Ltd. (Communication Services)	61,102
203	Big Shopping Centers Ltd. (Real Estate)	39,871
412	Camtek Ltd. (Information Technology)*	36,340

Shares	Description	Value

Common Stocks – (continued)

Israel – (continued)
1,116	Cellebrite DI Ltd. (Information Technology)*	$18,302
1,382	Check Point Software Technologies Ltd. (Information Technology)*	266,919
1,060	Clal Insurance Enterprises Holdings Ltd. (Financials)	54,322
156	Delek Group Ltd. (Energy)	34,283
412	Elbit Systems Ltd. (Industrials)	199,179
4,046	Energix-Renewable Energies Ltd. (Utilities)	15,630
1,927	Enlight Renewable Energy Ltd. (Utilities)*	54,585
378	Etoro Group Ltd., Class A (Financials)*	16,783
103	Fattal Holdings 1998 Ltd. (Consumer Discretionary)*	16,753
860	First International Bank Of Israel Ltd. (The) (Financials)	60,915
1,607	Global-e Online Ltd. (Consumer Discretionary)*	53,770
1,719	Harel Insurance Investments & Financial Services Ltd. (Financials)	57,205
11,616	ICL Group Ltd. (Materials)	75,367
59	Israel Corp. Ltd. (Materials)	19,055
20,188	Israel Discount Bank Ltd., Class A (Financials)	199,734
409	Melisron Ltd. (Real Estate)	47,974
292	Menora Mivtachim Holdings Ltd. (Financials)	28,296
7,826	Migdal Insurance & Financial Holdings Ltd. (Financials)	28,196
9,372	Mivne Real Estate KD Ltd. (Real Estate)	34,383
2,501	Mizrahi Tefahot Bank Ltd. (Financials)	163,391
826	Next Vision Stabilized Systems Ltd. (Information Technology)	34,304
1,051	Nice Ltd. (Information Technology)*	149,077
477	Nova Ltd. (Information Technology)*	128,643
539	Oddity Tech Ltd., Class A (Consumer Staples)*	32,453
1,585	OPC Energy Ltd. (Utilities)*	25,032
3,757	Phoenix Financial Ltd. (Financials)	133,226
1,121	Plus500 Ltd. (Financials)	45,920
2,213	Shapir Engineering and Industry Ltd. (Industrials)	17,488
4,358	Shufersal Ltd. (Consumer Staples)	54,010
780	Strauss Group Ltd. (Consumer Staples)	20,467
18,517	Teva Pharmaceutical Industries Ltd. (Health Care)*	332,299

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Israel – (continued)
1,827	Tower Semiconductor Ltd. (Information Technology)*	$110,618
878	Wix.com Ltd. (Information Technology)*	123,868
1,578	ZIM Integrated Shipping Services Ltd. (Industrials)(a)	21,477

		3,797,639

Italy – 1.9%
25,835	A2A SpA (Utilities)	64,955
3,372	Banca Mediolanum SpA (Financials)	68,203
18,127	Banco BPM SpA (Financials)	248,777
9,433	Davide Campari-Milano NV (Consumer Staples)	70,974
127,249	Enel SpA (Utilities)	1,174,283
34,127	Eni SpA (Energy)	608,852
1,999	Ferrari NV (Consumer Discretionary)	951,610
10,060	FinecoBank Banca Fineco SpA (Financials)	220,786
14,748	Generali (Financials)	575,879
5,169	Infrastrutture Wireless Italiane SpA (Communication Services)(b)	62,681
240,727	Intesa Sanpaolo SpA (Financials)	1,514,520
6,593	Leonardo SpA (Industrials)	376,055
8,445	Mediobanca Banca di Credito Finanziario SpA (Financials)	204,617
3,543	Moncler SpA (Consumer Discretionary)	205,986
8,074	Nexi SpA (Financials)(b)	51,241
7,505	Poste Italiane SpA (Financials)(b)	175,780
8,512	PRADA SpA (Consumer Discretionary)	50,029
4,509	Prysmian SpA (Industrials)	394,356
1,622	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	100,149
7,890	Ryanair Holdings PLC ADR (Industrials)	500,778
34,020	Snam SpA (Utilities)	207,226
166,110	Telecom Italia SpA (Communication Services)*	79,639
100,152	Telecom Italia SpA-RSP (Communication Services)*	54,113
23,311	Terna - Rete Elettrica Nazionale (Utilities)	234,547
23,090	UniCredit SpA (Financials)	1,784,854
6,126	Unipol Assicurazioni SpA (Financials)	127,993

		10,108,883

Japan – 15.3%
1,522	ABC-Mart, Inc. (Consumer Discretionary)	30,342
5,922	Acom Co. Ltd. (Financials)	18,666

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
11,985	Advantest Corp. (Information Technology)	$953,004
39,108	Aeon Co. Ltd. (Consumer Staples)	475,982
3,382	AGC, Inc. (Industrials)	106,718
3,358	Air Water, Inc. (Materials)	58,949
7,260	Aisin Corp. (Consumer Discretionary)	121,243
14,082	Ajinomoto Co., Inc. (Consumer Staples)	384,504
3,116	Alfresa Holdings Corp. (Health Care)	47,135
5,882	ALSOK Co. Ltd. (Industrials)	45,129
4,912	Amada Co. Ltd. (Industrials)	63,280
7,422	ANA Holdings, Inc. (Industrials)(a)	150,159
23,721	Asahi Group Holdings Ltd. (Consumer Staples)	299,936
3,544	Asahi Intecc Co. Ltd. (Health Care)	61,213
20,355	Asahi Kasei Corp. (Materials)	167,678
10,312	Asics Corp. (Consumer Discretionary)	280,863
29,674	Astellas Pharma, Inc. (Health Care)	327,409
7,584	Azbil Corp. (Information Technology)	76,679
9,332	Bandai Namco Holdings, Inc. (Consumer Discretionary)	323,831
2,145	BayCurrent Consulting, Inc. (Industrials)	122,323
9,108	Bridgestone Corp. (Consumer Discretionary)	415,683
4,177	Brother Industries Ltd. (Information Technology)	71,350
1,289	Calbee, Inc. (Consumer Staples)	23,489
14,725	Canon, Inc. (Information Technology)	436,259
5,458	Capcom Co. Ltd. (Communication Services)	148,880
15,475	Central Japan Railway Co. (Industrials)	413,475
10,344	Chiba Bank Ltd. (The) (Financials)	107,403
10,726	Chubu Electric Power Co., Inc. (Utilities)	148,663
10,424	Chugai Pharmaceutical Co. Ltd. (Health Care)	462,113
2,231	Coca-Cola Bottlers Japan Holdings, Inc. (Consumer Staples)	39,097
17,927	Concordia Financial Group Ltd. (Financials)	137,421
634	Cosmos Pharmaceutical Corp. (Consumer Staples)	38,405
6,767	CyberAgent, Inc. (Communication Services)	82,730

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
7,090	Dai Nippon Printing Co. Ltd. (Industrials)	$119,684
5,381	Daifuku Co. Ltd. (Industrials)	172,141
57,540	Dai-ichi Life Holdings, Inc. (Financials)	480,659
28,613	Daiichi Sankyo Co. Ltd. (Health Care)	687,725
4,419	Daikin Industries Ltd. (Industrials)	559,805
996	Daito Trust Construction Co. Ltd. (Real Estate)	106,468
9,398	Daiwa House Industry Co. Ltd. (Real Estate)	334,699
74	Daiwa House REIT Investment Corp. REIT (Real Estate)	63,958
21,566	Daiwa Securities Group, Inc. (Financials)	169,355
27,089	Denso Corp. (Consumer Discretionary)	393,997
3,304	Dentsu Group, Inc. (Communication Services)	65,799
1,481	Disco Corp. (Information Technology)	417,091
16,264	East Japan Railway Co. (Industrials)	400,328
7,567	Ebara Corp. (Industrials)	159,148
4,197	Eisai Co. Ltd. (Health Care)	129,719
2,791	Electric Power Development Co. Ltd. (Utilities)	53,415
43,710	ENEOS Holdings, Inc. (Energy)	261,918
15,227	FANUC Corp. (Industrials)	433,294
2,874	Fast Retailing Co. Ltd. (Consumer Discretionary)	910,598
1,800	Food & Life Cos. Ltd. (Consumer Discretionary)	104,537
2,262	Fuji Electric Co. Ltd. (Industrials)	145,511
2,400	Fuji Media Holdings, Inc. (Communication Services)	54,138
19,337	FUJIFILM Holdings Corp. (Information Technology)	462,402
4,000	Fujikura Ltd. (Industrials)	347,897
29,673	Fujitsu Ltd. (Information Technology)	722,701
3,040	Fukuoka Financial Group, Inc. (Financials)	92,427
79	GLP J REIT (Real Estate)	73,929
729	GMO Payment Gateway, Inc. (Financials)	42,183
3,634	Hakuhodo DY Holdings, Inc. (Communication Services)	29,317
4,642	Hamamatsu Photonics KK (Information Technology)	49,321
3,923	Hankyu Hanshin Holdings, Inc. (Industrials)	116,574
4,230	Haseko Corp. (Consumer Discretionary)	70,152
219	Hikari Tsushin, Inc. (Industrials)	58,693

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
486	Hirose Electric Co. Ltd. (Information Technology)	$63,586
1,716	Hitachi Construction Machinery Co. Ltd. (Industrials)	53,528
71,731	Hitachi Ltd. (Industrials)	1,978,129
75,735	Honda Motor Co. Ltd. (Consumer Discretionary)	846,973
1,797	Hoshizaki Corp. (Industrials)	69,689
5,556	Hoya Corp. (Health Care)	728,439
8,433	Hulic Co. Ltd. (Real Estate)	90,806
2,069	Ibiden Co. Ltd. (Information Technology)	102,051
13,087	Idemitsu Kosan Co. Ltd. (Energy)	87,707
2,435	IHI Corp. (Industrials)	256,560
2,656	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	41,995
14,004	Inpex Corp. (Energy)	240,164
5,330	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary)	90,010
10,031	Isuzu Motors Ltd. (Consumer Discretionary)	132,984
20,343	ITOCHU Corp. (Industrials)	1,163,427
4,142	J Front Retailing Co. Ltd. (Consumer Discretionary)	64,828
7,133	Japan Airlines Co. Ltd. (Industrials)(a)	152,401
17,566	Japan Exchange Group, Inc. (Financials)	185,261
116	Japan Metropolitan Fund Invest REIT (Real Estate)	88,407
22,702	Japan Post Bank Co. Ltd. (Financials)	288,056
28,392	Japan Post Holdings Co. Ltd. (Financials)	292,670
2,945	Japan Post Insurance Co. Ltd. (Financials)	83,160
115	Japan Real Estate Investment Corp. REIT (Real Estate)	100,177
18,110	Japan Tobacco, Inc. (Consumer Staples)	578,237
9,702	JFE Holdings, Inc. (Materials)	121,519
7,050	Kajima Corp. (Industrials)	211,512
15,479	Kansai Electric Power Co., Inc. (The) (Utilities)	216,859
2,542	Kansai Paint Co. Ltd. (Materials)	43,127
7,406	Kao Corp. (Consumer Staples)	338,156
2,596	Kawasaki Heavy Industries Ltd. (Industrials)	159,570
6,292	Kawasaki Kisen Kaisha Ltd. (Industrials)(a)	97,214
47,886	KDDI Corp. (Communication Services)	831,829
1,825	Keio Corp. (Industrials)	46,127
7,869	Keisei Electric Railway Co. Ltd. (Industrials)	72,942

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
1,711	Kewpie Corp. (Consumer Staples)	$48,210
3,055	Keyence Corp. (Information Technology)	1,181,426
12,769	Kikkoman Corp. (Consumer Staples)	110,536
1,800	Kinden Corp. (Industrials)	64,632
3,140	Kintetsu Group Holdings Co. Ltd. (Industrials)	63,303
1,300	Kioxia Holdings Corp. (Information Technology)*	22,985
13,551	Kirin Holdings Co. Ltd. (Consumer Staples)	197,093
842	Kobayashi Pharmaceutical Co. Ltd. (Consumer Staples)	30,532
2,347	Kobe Bussan Co. Ltd. (Consumer Staples)	65,842
1,878	Koei Tecmo Holdings Co. Ltd. (Communication Services)	24,808
3,380	Koito Manufacturing Co. Ltd. (Consumer Discretionary)	48,608
2,250	Kokusai Electric Corp. (Information Technology)	44,035
14,490	Komatsu Ltd. (Industrials)	497,195
1,589	Konami Group Corp. (Communication Services)	242,476
600	Kose Corp. (Consumer Staples)	23,301
15,458	Kubota Corp. (Industrials)	181,664
4,789	Kuraray Co. Ltd. (Materials)	57,895
1,868	Kurita Water Industries Ltd. (Industrials)	64,198
22,110	Kyocera Corp. (Information Technology)	297,711
4,900	Kyoto Financial Group, Inc. (Financials)	98,000
4,132	Kyowa Kirin Co. Ltd. (Health Care)	71,622
7,675	Kyushu Electric Power Co., Inc. (Utilities)	81,363
2,334	Kyushu Railway Co. (Industrials)	64,683
1,302	Lasertec Corp. (Information Technology)	138,824
4,623	Lixil Corp. (Industrials)	60,438
40,729	LY Corp. (Communication Services)	130,044
6,792	M3, Inc. (Health Care)	101,099
3,978	Makita Corp. (Industrials)	136,199
23,959	Marubeni Corp. (Industrials)	551,877
2,678	Marui Group Co. Ltd. (Financials)	57,947
5,902	MatsukiyoCocokara & Co. (Consumer Staples)	122,522
9,558	Mazda Motor Corp. (Consumer Discretionary)	64,772
1,417	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	63,214

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
14,976	Mebuki Financial Group, Inc. (Financials)	$93,329
3,048	Medipal Holdings Corp. (Health Care)	54,265
4,004	MEIJI Holdings Co. Ltd. (Consumer Staples)	83,393
9,000	Metaplanet, Inc. (Consumer Discretionary)*(a)	53,880
5,533	MINEBEA MITSUMI, Inc. (Industrials)	96,001
4,727	MISUMI Group, Inc. (Industrials)	72,696
21,466	Mitsubishi Chemical Group Corp. (Materials)	123,482
54,899	Mitsubishi Corp. (Industrials)	1,254,086
31,656	Mitsubishi Electric Corp. (Industrials)	765,824
18,831	Mitsubishi Estate Co. Ltd. (Real Estate)	405,028
3,009	Mitsubishi Gas Chemical Co., Inc. (Materials)	54,964
13,827	Mitsubishi HC Capital, Inc. (Financials)	113,997
51,217	Mitsubishi Heavy Industries Ltd. (Industrials)	1,309,160
10,771	Mitsubishi Motors Corp. (Consumer Discretionary)	29,806
190,681	Mitsubishi UFJ Financial Group, Inc. (Financials)	2,933,754
39,565	Mitsui & Co. Ltd. (Industrials)	923,206
2,952	Mitsui Chemicals, Inc. (Materials)	73,144
44,090	Mitsui Fudosan Co. Ltd. (Real Estate)	471,454
5,603	Mitsui OSK Lines Ltd. (Industrials)(a)	181,227
40,921	Mizuho Financial Group, Inc. (Financials)	1,364,266
4,101	MonotaRO Co. Ltd. (Industrials)	71,155
21,201	MS&AD Insurance Group Holdings, Inc. (Financials)	499,900
27,629	Murata Manufacturing Co. Ltd. (Information Technology)	457,645
20,395	NEC Corp. (Information Technology)	630,220
5,203	Nexon Co. Ltd. (Communication Services)	118,890
3,904	NGK Insulators Ltd. (Industrials)	62,352
1,611	NH Foods Ltd. (Consumer Staples)	61,061
3,614	Nichirei Corp. (Consumer Staples)	41,771
14,736	NIDEC Corp. (Industrials)	322,270
4,309	Nikon Corp. (Consumer Discretionary)	48,967

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
19,120	Nintendo Co. Ltd. (Communication Services)	$1,733,269
135	Nippon Building Fund, Inc. REIT (Real Estate)	130,747
3,619	NIPPON EXPRESS HOLDINGS, Inc. (Industrials)	79,738
14,774	Nippon Paint Holdings Co. Ltd. (Materials)	108,019
114	Nippon Prologis REIT, Inc. REIT (Real Estate)	66,385
3,100	Nippon Sanso Holdings Corp. (Materials)	113,718
16,380	Nippon Steel Corp. (Materials)	347,514
2,689	Nippon Television Holdings, Inc. (Communication Services)	70,968
6,812	Nippon Yusen KK (Industrials)	247,426
2,169	Nissan Chemical Corp. (Materials)	77,335
36,531	Nissan Motor Co. Ltd. (Consumer Discretionary)*(a)	82,703
4,245	Nisshin Seifun Group, Inc. (Consumer Staples)	51,752
3,028	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	57,167
2,591	Niterra Co. Ltd. (Consumer Discretionary)	93,634
1,360	Nitori Holdings Co. Ltd. (Consumer Discretionary)	125,556
11,390	Nitto Denko Corp. (Materials)	261,119
49,583	Nomura Holdings, Inc. (Financials)	357,963
8,575	Nomura Real Estate Holdings, Inc. (Real Estate)	53,386
71	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	77,855
6,450	Nomura Research Institute Ltd. (Information Technology)	254,617
10,243	NTT Data Group Corp. (Information Technology)	275,984
875,443	NTT, Inc. (Communication Services)	928,956
10,785	Obayashi Corp. (Industrials)	176,034
478	OBIC Business Consultants Co. Ltd. (Information Technology)	27,874
5,405	Obic Co. Ltd. (Information Technology)	192,603
5,272	Odakyu Electric Railway Co. Ltd. (Industrials)	60,521
13,126	Oji Holdings Corp. (Materials)	72,574
17,930	Olympus Corp. (Health Care)	210,349
3,112	Omron Corp. (Information Technology)	80,373
6,605	Ono Pharmaceutical Co. Ltd. (Health Care)	74,541
1,243	Open House Group Co. Ltd. (Consumer Discretionary)	64,010
553	Oracle Corp. Japan (Information Technology)	57,532

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
1,104	Oriental Land Co. Ltd. (Consumer Discretionary)	$26,460
18,496	ORIX Corp. (Financials)	482,477
92	Orix JREIT, Inc. REIT (Real Estate)	61,406
5,924	Osaka Gas Co. Ltd. (Utilities)	169,338
3,651	Otsuka Corp. (Information Technology)	75,395
7,155	Otsuka Holdings Co. Ltd. (Health Care)	378,449
6,246	Pan Pacific International Holdings Corp. (Consumer Discretionary)	226,996
36,900	Panasonic Holdings Corp. (Consumer Discretionary)	380,749
30,583	Persol Holdings Co. Ltd. (Industrials)	57,427
1,500	Rakuten Bank Ltd. (Financials)*	85,796
23,585	Rakuten Group, Inc. (Consumer Discretionary)*	147,285
24,219	Recruit Holdings Co. Ltd. (Industrials)	1,415,119
26,942	Renesas Electronics Corp. (Information Technology)	324,240
35,528	Resona Holdings, Inc. (Financials)	361,753
2,938	Resonac Holdings Corp. (Materials)	77,800
8,798	Ricoh Co. Ltd. (Information Technology)	78,797
1,809	Rinnai Corp. (Consumer Discretionary)	45,168
5,833	Rohm Co. Ltd. (Information Technology)	86,686
3,269	Rohto Pharmaceutical Co. Ltd. (Consumer Staples)	56,073
8,552	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	185,689
2,700	Sanrio Co. Ltd. (Consumer Discretionary)	141,799
5,154	Santen Pharmaceutical Co. Ltd. (Health Care)	54,848
3,100	Sanwa Holdings Corp. (Industrials)	100,796
4,510	SBI Holdings, Inc. (Financials)	214,987
1,348	SCREEN Holdings Co. Ltd. (Information Technology)	104,480
2,381	SCSK Corp. (Information Technology)	76,364
6,900	Secom Co. Ltd. (Industrials)	256,027
2,570	Sega Sammy Holdings, Inc. (Consumer Discretionary)	53,772
3,704	Seibu Holdings, Inc. (Industrials)	134,890
4,569	Seiko Epson Corp. (Information Technology)	58,892
6,266	Sekisui Chemical Co. Ltd. (Industrials)	120,028

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
9,920	Sekisui House Ltd. (Consumer Discretionary)	$225,189
37,328	Seven & i Holdings Co. Ltd. (Consumer Staples)	486,478
5,122	SG Holdings Co. Ltd. (Industrials)	55,432
4,606	Sharp Corp. (Consumer Discretionary)*	27,914
3,854	Shimadzu Corp. (Information Technology)	95,074
784	Shimamura Co. Ltd. (Consumer Discretionary)	58,123
1,304	Shimano, Inc. (Consumer Discretionary)	145,920
8,806	Shimizu Corp. (Industrials)	119,263
28,563	Shin-Etsu Chemical Co. Ltd. (Materials)	886,508
12,419	Shionogi & Co. Ltd. (Health Care)	215,688
6,504	Shiseido Co. Ltd. (Consumer Staples)	106,580
7,411	Shizuoka Financial Group, Inc. (Financials)	99,486
936	SMC Corp. (Industrials)	290,697
456,440	SoftBank Corp. (Communication Services)	709,413
16,203	SoftBank Group Corp. (Communication Services)	1,791,076
3,712	Sojitz Corp. (Industrials)	98,801
14,886	Sompo Holdings, Inc. (Financials)	482,293
99,245	Sony Group Corp. (Consumer Discretionary)	2,759,866
1,463	Square Enix Holdings Co. Ltd. (Communication Services)	100,988
1,878	Stanley Electric Co. Ltd. (Consumer Discretionary)	38,398
9,293	Subaru Corp. (Consumer Discretionary)	185,670
1,700	Sugi Holdings Co. Ltd. (Consumer Staples)	43,002
23,779	Sumitomo Chemical Co. Ltd. (Materials)	72,216
17,456	Sumitomo Corp. (Industrials)	493,036
12,014	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	343,912
8,103	Sumitomo Forestry Co. Ltd. (Consumer Discretionary)	93,075
1,904	Sumitomo Heavy Industries Ltd. (Industrials)	42,755
4,257	Sumitomo Metal Mining Co. Ltd. (Materials)	116,990
63,154	Sumitomo Mitsui Financial Group, Inc. (Financials)	1,741,171
10,749	Sumitomo Mitsui Trust Group, Inc. (Financials)	308,871

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
6,867	Sumitomo Realty & Development Co. Ltd. (Real Estate)	$285,110
2,908	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	34,462
1,127	Sundrug Co. Ltd. (Consumer Staples)	35,531
2,080	Suntory Beverage & Food Ltd. (Consumer Staples)	64,599
26,374	Suzuki Motor Corp. (Consumer Discretionary)	354,048
7,912	Sysmex Corp. (Health Care)	100,661
8,474	T&D Holdings, Inc. (Financials)	222,722
2,671	Taisei Corp. (Industrials)	182,099
24,972	Takeda Pharmaceutical Co. Ltd. (Health Care)	751,924
2,136	TBS Holdings, Inc. (Communication Services)	78,821
31,210	TDK Corp. (Information Technology)	411,528
22,161	Terumo Corp. (Health Care)	402,015
3,514	TIS, Inc. (Information Technology)	117,871
3,469	Tobu Railway Co. Ltd. (Industrials)	63,296
729	Toei Animation Co. Ltd. (Communication Services)	15,566
1,789	Toho Co. Ltd. (Communication Services)	114,023
7,662	Tohoku Electric Power Co., Inc. (Utilities)	59,386
28,699	Tokio Marine Holdings, Inc. (Financials)	1,251,165
2,724	Tokyo Century Corp. (Financials)	34,378
24,757	Tokyo Electric Power Co. Holdings, Inc. (Utilities)*	127,322
7,514	Tokyo Electron Ltd. (Information Technology)	1,057,564
5,260	Tokyo Gas Co. Ltd. (Utilities)	201,766
4,700	Tokyo Metro Co. Ltd. (Industrials)	54,771
8,148	Tokyu Corp. (Industrials)	103,248
9,875	Tokyu Fudosan Holdings Corp. (Real Estate)	80,002
4,319	TOPPAN Holdings, Inc. (Industrials)	112,663
23,624	Toray Industries, Inc. (Materials)	159,821
4,979	Tosoh Corp. (Materials)	79,166
2,537	TOTO Ltd. (Industrials)	66,231
1,517	Toyo Suisan Kaisha Ltd. (Consumer Staples)	105,232
2,759	Toyota Industries Corp. (Industrials)	307,046
173,981	Toyota Motor Corp. (Consumer Discretionary)	3,404,375

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
10,810	Toyota Tsusho Corp. (Industrials)	$292,439
2,146	Trend Micro, Inc. (Information Technology)	114,751
3,135	Tsuruha Holdings, Inc. (Consumer Staples)	48,512
18,495	Unicharm Corp. (Consumer Staples)	123,900
52	United Urban Investment Corp. REIT (Real Estate)	62,758
6,096	USS Co. Ltd. (Consumer Discretionary)	74,111
7,501	West Japan Railway Co. (Industrials)	168,335
4,410	Yakult Honsha Co. Ltd. (Consumer Staples)	72,161
10,783	Yamada Holdings Co. Ltd. (Consumer Discretionary)	34,121
6,282	Yamaha Corp. (Consumer Discretionary)	41,827
14,340	Yamaha Motor Co. Ltd. (Consumer Discretionary)	105,285
4,419	Yamato Holdings Co. Ltd. (Industrials)	75,062
2,200	Yamazaki Baking Co. Ltd. (Consumer Staples)	51,185
3,949	Yaskawa Electric Corp. (Industrials)	79,558
3,681	Yokogawa Electric Corp. (Information Technology)	108,982
2,083	Yokohama Rubber Co. Ltd. (The) (Consumer Discretionary)	77,972
1,421	Zensho Holdings Co. Ltd. (Consumer Discretionary)	90,249
5,829	ZOZO, Inc. (Consumer Discretionary)	54,528

		79,628,182

Kuwait – 0.2%
21,642	Agility Public Warehousing Co. KSC (Industrials)	9,707
17,791	Al Ahli Bank of Kuwait KSCP (Financials)	16,891
24,032	Boubyan Bank KSCP (Financials)	54,366
22,124	Burgan Bank SAK (Financials)	17,601
40,144	Gulf Bank KSCP (Financials)	44,816
209,616	Kuwait Finance House KSCP (Financials)	529,101
11,797	Mabanee Co KPSC (Real Estate)	37,000
34,854	Mobile Telecommunications Co. KSCP (Communication Services)	58,423
134,548	National Bank of Kuwait SAKP (Financials)	449,741

Shares	Description	Value

Common Stocks – (continued)

Kuwait – (continued)
42,973	Warba Bank KSCP (Financials)*	$39,533

		1,257,179

Luxembourg – 0.1%
6,959	ArcelorMittal (Materials)	231,821
10,597	CVC Capital Partners PLC (Financials)(b)	213,966
2,248	Reinet Investments SCA (Financials)	68,029

		513,816

Macau – 0.0%
34,890	Galaxy Entertainment Group Ltd. (Consumer Discretionary)	183,494
40,289	Sands China Ltd. (Consumer Discretionary)	105,117

		288,611

Mexico – 0.6%
254,272	America Movil SAB de CV, Series B (Communication Services)	253,392
7,747	Arca Continental SAB de CV (Consumer Staples)	79,105
29,000	Becle SAB de CV (Consumer Staples)	34,001
251,169	Cemex SAB de CV, Series CPO (Materials)	227,533
8,726	Coca-Cola Femsa SAB de CV (Consumer Staples)	74,163
3,079	El Puerto de Liverpool SAB de CV (Consumer Discretionary)	15,282
47,677	Fibra Uno Administracion SA de CV REIT (Real Estate)	67,100
29,209	Fomento Economico Mexicano SAB de CV (Consumer Staples)	253,277
3,061	Fresnillo PLC (Materials)	73,944
3,003	Gruma SAB de CV, Class B (Consumer Staples)	51,681
4,500	Grupo Aeroportuario del Centro Norte SAB de CV (Industrials)	57,615
6,150	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Industrials)	148,059
3,022	Grupo Aeroportuario del Sureste SAB de CV, Class B (Industrials)	98,712
22,616	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	70,415
8,125	Grupo Carso SAB de CV, Series A1 (Industrials)	53,889
7,508	Grupo Comercial Chedraui SA de CV (Consumer Staples)	60,762
47,910	Grupo Financiero Banorte SAB de CV, Class O (Financials)	438,641
32,544	Grupo Financiero Inbursa SAB de CV, Class O (Financials)	85,861

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Mexico – (continued)
51,392	Grupo Mexico SAB de CV, Series B (Materials)	$337,248
3,118	Industrias Penoles SAB de CV (Materials)*	101,759
26,629	Kimberly-Clark de Mexico SAB de CV, Class A (Consumer Staples)	50,060
17,160	Prologis Property Mexico SA de CV REIT (Real Estate)	63,350
82,775	Wal-Mart de Mexico SAB de CV (Consumer Staples)	247,377

		2,943,226

Netherlands – 2.3%
8,288	ABN AMRO Bank NV (Financials)(a)(b)	239,132
460	Adyen NV (Financials)*(b)	772,325
1,007	Argenx SE ADR (Health Care)*	717,185
751	ASM International NV (Information Technology)	361,024
6,388	ASML Holding NV (Information Technology)	4,759,961
1,235	EXOR NV (Financials)	123,813
1,841	Heineken Holding NV (Consumer Staples)	130,479
4,775	Heineken NV (Consumer Staples)	385,651
49,530	ING Groep NV (Financials)	1,180,369
15,032	Koninklijke Ahold Delhaize NV (Consumer Staples)	602,628
53,677	Koninklijke KPN NV (Communication Services)	256,091
13,556	Koninklijke Philips NV (Health Care)	373,675
4,172	NXP Semiconductors NV (Information Technology)	979,794
15,626	Universal Music Group NV (Communication Services)	441,527
3,867	Wolters Kluwer NV (Industrials)	487,033

		11,810,687

New Zealand – 0.2%
11,222	a2 Milk Co. Ltd. (The) (Consumer Staples)	70,850
27,971	Auckland International Airport Ltd. (Industrials)	124,607
12,880	Contact Energy Ltd. (Utilities)	68,703
9,116	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	196,868
13,404	Infratil Ltd. (Financials)	89,847
1,376	Mainfreight Ltd. (Industrials)	48,187
10,835	Mercury NZ Ltd. (Utilities)	41,939
21,014	Meridian Energy Ltd. (Utilities)	70,800
30,347	Spark New Zealand Ltd. (Communication Services)	46,198
2,652	Xero Ltd. (Information Technology)*	283,949

		1,041,948

Shares	Description	Value

Common Stocks – (continued)

Norway – 0.5%
367	Aker ASA, Class A (Industrials)	$26,774
5,098	Aker BP ASA (Energy)	128,827
12,248	AutoStore Holdings Ltd. (Industrials)*(b)	10,282
13,480	DNB Bank ASA (Financials)	355,131
9,743	Equinor ASA (Energy)	240,291
2,375	Frontline PLC (Energy)	48,812
3,008	Gjensidige Forsikring ASA (Financials)	83,587
6,879	Kongsberg Gruppen ASA (Industrials)	205,430
4,184	Leroy Seafood Group ASA (Consumer Staples)	20,488
7,356	Mowi ASA (Consumer Staples)	151,257
2,729	Nordic Semiconductor ASA (Information Technology)*	45,060
21,709	Norsk Hydro ASA (Materials)	140,831
1,447	Opera Ltd. ADR (Information Technology)	23,514
12,252	Orkla ASA (Consumer Staples)	136,940
886	Protector Forsikring ASA (Financials)	42,812
1,080	Salmar ASA (Consumer Staples)	55,304
2,044	SpareBank 1 SMN (Financials)	39,043
2,826	SpareBank 1 Sor-Norge ASA (Financials)	49,615
2,380	Sparebanken Norge (Financials)	40,212
6,632	Storebrand ASA (Financials)	102,047
9,913	Telenor ASA (Communication Services)	165,357
3,876	TOMRA Systems ASA (Industrials)	58,946
12,585	Var Energi ASA (Energy)	43,050
1,088	Vend Marketplaces ASA, Class A (Communication Services)	42,167
1,487	Vend Marketplaces ASA, Class B (Communication Services)	54,315
1,582	Wallenius Wilhelmsen ASA (Industrials)	14,793

		2,324,885

Philippines – 0.1%
4,119	Ayala Corp. (Industrials)	39,283
99,445	Ayala Land, Inc. (Real Estate)	48,726
32,867	Bank of the Philippine Islands (Financials)	64,992
35,236	BDO Unibank, Inc. (Financials)	83,365
585	Globe Telecom, Inc. (Communication Services)	15,427
13,295	International Container Terminal Services, Inc. (Industrials)	112,372
7,438	Jollibee Foods Corp. (Consumer Discretionary)	30,197
4,895	Manila Electric Co. (Utilities)	45,828
29,890	Metropolitan Bank & Trust Co. (Financials)	36,614

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Philippines – (continued)
1,436	PLDT, Inc. (Communication Services)	$29,125
8,122	SM Investments Corp. (Industrials)	107,308
144,196	SM Prime Holdings, Inc. (Real Estate)	58,289

		671,526

Poland – 0.3%
10,336	Allegro.eu SA (Consumer Discretionary)*(b)	103,576
926	Asseco Poland SA (Information Technology)	48,004
10,060	Bank Millennium SA (Financials)*	38,899
2,904	Bank Pekao SA (Financials)	146,041
211	Budimex SA (Industrials)	30,840
753	CCC SA (Consumer Discretionary)*(a)	34,489
1,148	CD Projekt SA (Communication Services)	79,392
7,960	Dino Polska SA (Consumer Staples)*(b)	99,241
3,906	InPost SA (Industrials)*	56,738
2,267	KGHM Polska Miedz SA (Materials)*	79,633
19	LPP SA (Consumer Discretionary)	89,945
217	mBank SA (Financials)*	52,298
9,576	ORLEN SA (Energy)	204,402
14,592	PGE Polska Grupa Energetyczna SA (Utilities)*	45,431
14,120	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)	275,123
9,357	Powszechny Zaklad Ubezpieczen SA (Financials)	155,509
554	Santander Bank Polska SA (Financials)	76,930
6,901	Zabka Group SA (Consumer Staples)*(a)	41,286

		1,657,777

Portugal – 0.1%
121,699	Banco Comercial Portugues SA, Class R (Financials)	103,133
46,599	EDP SA (Utilities)	206,559
6,849	Galp Energia SGPS SA (Energy)	133,078
4,567	Jeronimo Martins SGPS SA (Consumer Staples)	113,007
3,331	Navigator Co. SA (The) (Materials)	12,929

		568,706

Qatar – 0.2%
114,599	Al Rayan Bank (Financials)	75,696
55,957	Commercial Bank PSQC (The) (Financials)	72,232
28,996	Dukhan Bank (Financials)	29,195

Shares	Description	Value

Common Stocks – (continued)

Qatar – (continued)
33,012	Industries Qatar QSC (Industrials)	$116,508
72,118	Mesaieed Petrochemical Holding Co. (Materials)	26,938
11,614	Ooredoo QPSC (Communication Services)	41,084
8,085	Qatar Electricity & Water Co. QSC (Utilities)	35,085
9,730	Qatar Fuel QSC (Energy)	40,005
45,271	Qatar Gas Transport Co. Ltd. (Energy)	58,811
18,456	Qatar International Islamic Bank QSC (Financials)	57,279
27,259	Qatar Islamic Bank (Financials)	183,424
73,772	Qatar National Bank QPSC (Financials)	384,968

		1,121,225

Saudi Arabia – 1.0%
2,214	ACWA Power Co. (Utilities)*	125,386
6,161	Ades Holding Co. (Energy)	24,531
2,117	Advanced Petrochemical Co. (Materials)*	19,747
32,016	Al Rajhi Bank (Financials)	803,770
811	Al Rajhi Co. for Co-operative Insurance (Financials)*	25,224
20,353	Alinma Bank (Financials)	136,692
7,735	Almarai Co. JSC (Consumer Staples)	98,084
14,745	Arab National Bank (Financials)	92,348
419	Arabian Internet & Co.mmunications Services Co. (Information Technology)	26,968
12,212	Bank AlBilad (Financials)	85,076
10,381	Bank Al-Jazira (Financials)*	33,587
20,352	Banque Saudi Fransi (Financials)	87,978
1,232	Bupa Arabia for Cooperative Insurance Co. (Financials)	48,036
1,221	Co. for Cooperative Insurance (The) (Financials)	38,138
8,679	Dar Al Arkan Real Estate Development Co. (Real Estate)*	43,300
1,405	Dr Sulaiman Al Habib Medical Services Group Co. (Health Care)	90,242
439	Elm Co. (Information Technology)	100,326
6,269	Etihad Etisalat Co. (Communication Services)	106,845
9,609	Jabal Omar Development Co. (Consumer Discretionary)*	49,041
9,770	Jarir Marketing Co. (Consumer Discretionary)	33,199
1,629	Makkah Construction & Development Co. (Real Estate)	32,626
1,578	Mouwasat Medical Services Co. (Health Care)	30,448

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Saudi Arabia – (continued)
648	Nahdi Medical Co. (Consumer Staples)	$19,964
6,942	Rabigh Refining & Petrochemical Co. (Energy)*	13,672
24,425	Riyad Bank (Financials)	168,987
771	Riyadh Cables Group Co. (Industrials)	26,507
3,876	SABIC Agri-Nutrients Co. (Materials)	125,405
5,930	Sahara International Petrochemical Co. (Materials)	31,845
397	SAL Saudi Logistics Services (Industrials)	17,987
23,338	Saudi Arabian Mining Co. (Materials)*	324,674
94,175	Saudi Arabian Oil Co. (Energy)(b)	594,837
841	Saudi Aramco Base Oil Co. (Materials)	19,343
16,637	Saudi Awwal Bank (Financials)	133,727
14,954	Saudi Basic Industries Corp. (Materials)	243,109
12,987	Saudi Electricity Co. (Utilities)	50,291
5,531	Saudi Industrial Investment Group (Materials)*	28,302
10,045	Saudi Investment Bank (The) (Financials)	36,355
12,212	Saudi Kayan Petrochemical Co. (Materials)*	16,664
48,072	Saudi National Bank (The) (Financials)	446,103
532	Saudi Research & Media Group (Communication Services)*	24,599
797	Saudi Tadawul Group Holding Co. (Financials)	36,194
31,063	Saudi Telecom Co. (Communication Services)	347,702
2,426	Savola Group (The) (Consumer Staples)*	15,582
10,790	Umm Al Qura for Development & Construction Co. (Real Estate)*	66,140
4,579	Yanbu National Petrochemical Co. (Materials)	40,101

		4,959,682

Singapore – 1.1%
58,985	CapitaLand Ascendas REIT (Real Estate)	125,050
93,229	CapitaLand Integrated Commercial Trust REIT (Real Estate)	165,676
39,883	CapitaLand Investment Ltd. (Real Estate)	85,797
7,329	City Developments Ltd. (Real Estate)	38,844
32,809	DBS Group Holdings Ltd. (Financials)	1,291,902

Shares	Description	Value

Common Stocks – (continued)

Singapore – (continued)
94,206	Genting Singapore Ltd. (Consumer Discretionary)	$52,867
44,204	Grab Holdings Ltd., Class A (Industrials)*	220,578
3,785	Hafnia Ltd. (Energy)	23,153
1,075	Jardine Cycle & Carriage Ltd. (Industrials)	23,695
23,041	Keppel Ltd. (Industrials)	157,138
34,139	Mapletree Industrial Trust REIT (Real Estate)	54,814
55,239	Mapletree Logistics Trust REIT (Real Estate)	52,527
38,135	Mapletree Pan Asia Commercial Trust REIT (Real Estate)	41,018
52,452	Oversea-Chinese Banking Corp. Ltd. (Financials)	684,370
14,435	SATS Ltd. (Industrials)	37,241
4,851	Sea Ltd. ADR (Consumer Discretionary)*	904,906
53,623	Seatrium Ltd. (Industrials)	97,800
14,895	Sembcorp Industries Ltd. (Utilities)	70,470
22,001	Singapore Airlines Ltd. (Industrials)	112,834
13,491	Singapore Exchange Ltd. (Financials)	174,237
25,025	Singapore Technologies Engineering Ltd. (Industrials)	149,799
117,578	Singapore Telecommunications Ltd. (Communication Services)	394,981
10,809	STMicroelectronics NV (Information Technology)	294,158
21,019	United Overseas Bank Ltd. (Financials)	576,507
8,727	UOL Group Ltd. (Real Estate)	50,675

		5,881,037

South Africa – 1.0%
12,747	Absa Group Ltd. (Financials)	136,016
16,552	Anglo American PLC (Materials)	509,420
5,960	Aspen Pharmacare Holdings Ltd. (Health Care)	35,661
5,549	Bid Corp. Ltd. (Consumer Staples)	144,657
5,638	Bidvest Group Ltd. (Industrials)	75,487
1,419	Capitec Bank Holdings Ltd. (Financials)	286,199
3,898	Clicks Group Ltd. (Consumer Staples)	82,200
8,835	Discovery Ltd. (Financials)	108,354
4,003	Exxaro Resources Ltd. (Energy)	43,598
83,139	FirstRand Ltd. (Financials)	349,636
14,507	Gold Fields Ltd. (Materials)	475,301
8,986	Harmony Gold Mining Co. Ltd. (Materials)	119,429
14,340	Impala Platinum Holdings Ltd. (Materials)*	129,235
3,496	Investec Ltd. (Financials)	25,802

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

South Africa – (continued)
931	Kumba Iron Ore Ltd. (Materials)	$17,022
4,175	Mr Price Group Ltd. (Consumer Discretionary)	48,952
27,096	MTN Group Ltd. (Communication Services)	229,402
4,822	MultiChoice Group (Communication Services)*	33,439
2,606	Naspers Ltd., Class N (Consumer Discretionary)	855,522
7,244	Nedbank Group Ltd. (Financials)	92,699
5,465	Northam Platinum Holdings Ltd. (Materials)	60,955
80,976	Old Mutual Ltd. (Financials)	63,614
14,039	OUTsurance Group Ltd. (Financials)	60,270
37,708	Pepkor Holdings Ltd. (Consumer Discretionary)(b)	54,131
8,427	Remgro Ltd. (Financials)	80,747
27,324	Sanlam Ltd. (Financials)	140,838
9,744	Sasol Ltd. (Materials)*	65,655
7,876	Shoprite Holdings Ltd. (Consumer Staples)	117,038
45,781	Sibanye Stillwater Ltd. (Materials)*	86,264
21,863	Standard Bank Group Ltd. (Financials)	307,500
3,473	Valterra Platinum Ltd. (Materials)	158,588
9,839	Vodacom Group Ltd. (Communication Services)	79,057
14,880	Woolworths Holdings Ltd. (Consumer Discretionary)	43,680

		5,116,368

South Korea – 3.2%
593	Alteogen, Inc. (Health Care)*	187,039
483	Amorepacific Corp. (Consumer Staples)	41,795
392	Amorepacific Holdings Corp. (Consumer Staples)	7,669
398	APR Corp. (Consumer Staples)*	64,985
121	BGF retail Co. Ltd. (Consumer Staples)	10,209
4,482	BNK Financial Group, Inc. (Financials)	46,424
304	Celltrion Pharm, Inc. (Health Care)*	11,305
2,477	Celltrion, Inc. (Health Care)	298,612
1,065	Cheil Worldwide, Inc. (Communication Services)	15,168
130	CJ CheilJedang Corp. (Consumer Staples)	21,413
204	CJ Corp. (Industrials)	23,463
140	CJ Logistics Corp. (Industrials)	8,409
898	Coway Co. Ltd. (Consumer Discretionary)	67,306

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
589	DB HiTek Co. Ltd. (Information Technology)	$19,467
725	DB Insurance Co. Ltd. (Financials)	68,784
500	Dongsuh Cos., Inc. (Consumer Staples)	9,800
814	Doosan Bobcat, Inc. (Industrials)*	31,266
108	Doosan Co. Ltd. (Industrials)	43,503
7,132	Doosan Enerbility Co. Ltd. (Industrials)*	316,522
321	Doosan Robotics, Inc. (Industrials)*	14,431
760	Ecopro BM Co. Ltd. (Industrials)*	66,256
1,634	Ecopro Co. Ltd. (Industrials)	59,472
486	Ecopro Materials Co. Ltd. (Industrials)*	17,654
294	E-MART, Inc. (Consumer Staples)	15,120
240	F&F Co. Ltd. (Consumer Discretionary)	11,480
742	GS Holdings Corp. (Industrials)	24,284
4,576	Hana Financial Group, Inc. (Financials)	270,561
413	Hanjin Kal Corp. (Consumer Discretionary)	33,212
1,137	Hankook Tire & Technology Co. Ltd. (Consumer Discretionary)	32,836
106	Hanmi Pharm Co. Ltd. (Health Care)	23,102
302	Hanmi Science Co. Ltd. (Health Care)*	8,917
703	Hanmi Semiconductor Co. Ltd. (Information Technology)	43,993
2,496	Hanon Systems (Consumer Discretionary)*	6,418
491	Hanwha Aerospace Co. Ltd. (Industrials)	312,206
556	Hanwha Corp. (Industrials)	33,514
4,245	Hanwha Life Insurance Co. Ltd. (Financials)*	9,572
1,715	Hanwha Ocean Co. Ltd. (Industrials)*	138,162
1,729	Hanwha Solutions Corp. (Materials)	35,258
975	Hanwha Systems Co. Ltd. (Industrials)	35,697
698	HD Hyundai Co. Ltd. (Energy)	68,834
351	HD Hyundai Electric Co. Ltd. (Industrials)	124,343
317	HD Hyundai Heavy Industries Co. Ltd. (Industrials)	118,569
147	HD Hyundai Marine Solution Co. Ltd. (Industrials)	22,522
378	HD HYUNDAI MIPO (Industrials)	55,602

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
740	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (Industrials)	$216,371
1,930	HLB, Inc. (Health Care)*	52,406
4,035	HMM Co. Ltd. (Industrials)	64,142
505	Hotel Shilla Co. Ltd. (Consumer Discretionary)*	17,036
95	Hugel, Inc. (Health Care)*	21,559
298	HYBE Co. Ltd. (Communication Services)*	61,518
86	Hyosung Heavy Industries Corp. (Industrials)	76,706
103	Hyundai Autoever Corp. (Information Technology)	13,010
327	Hyundai Elevator Co. Ltd. (Industrials)	18,440
1,204	Hyundai Engineering & Construction Co. Ltd. (Industrials)	53,781
619	Hyundai Glovis Co. Ltd. (Industrials)	82,103
964	Hyundai Marine & Fire Insurance Co. Ltd. (Financials)*	19,346
1,036	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	237,343
2,353	Hyundai Motor Co. (Consumer Discretionary)	372,350
1,201	Hyundai Rotem Co. Ltd. (Industrials)	165,950
1,389	Hyundai Steel Co. (Materials)	32,071
4,156	Industrial Bank of Korea (Financials)	56,858
458	JYP Entertainment Corp. (Communication Services)	23,950
5,017	Kakao Corp. (Communication Services)	225,544
3,550	KakaoBank Corp. (Financials)	62,944
361	Kakaopay Corp. (Financials)*	15,528
1,901	Kangwon Land, Inc. (Consumer Discretionary)	24,681
6,070	KB Financial Group, Inc. (Financials)	472,414
64	KCC Corp. (Materials)	18,322
201	KEPCO Engineering & Construction Co., Inc. (Industrials)	13,359
338	KEPCO Plant Service & Engineering Co. Ltd. (Industrials)	12,229
4,106	Kia Corp. (Consumer Discretionary)	312,472
218	KIWOOM Securities Co. Ltd. (Financials)	32,224
1,166	Korea Aerospace Industries Ltd. (Industrials)	79,844
4,267	Korea Electric Power Corp. (Utilities)	111,567
432	Korea Gas Corp. (Utilities)	12,290

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
685	Korea Investment Holdings Co. Ltd. (Financials)	$66,221
142	Korea Zinc Co. Ltd. (Materials)	83,857
3,058	Korean Air Lines Co. Ltd. (Industrials)	52,241
476	Krafton, Inc. (Communication Services)*	112,131
1,063	KT Corp. (Communication Services)	41,365
1,587	KT&G Corp. (Consumer Staples)	153,763
273	Kumho Petrochemical Co. Ltd. (Materials)	21,522
408	L&F Co. Ltd. (Industrials)*	19,369
780	LG Chem Ltd. (Materials)	155,691
527	LG CNS Co. Ltd. (Information Technology)	25,777
1,479	LG Corp. (Industrials)	79,256
3,691	LG Display Co. Ltd. (Information Technology)*	31,859
1,790	LG Electronics, Inc. (Consumer Discretionary)	95,149
669	LG Energy Solution Ltd. (Industrials)*	169,385
155	LG H&H Co. Ltd. (Consumer Staples)	32,946
233	LG Innotek Co. Ltd. (Information Technology)	28,340
3,555	LG Uplus Corp. (Communication Services)	37,973
203	LIG Nex1 Co. Ltd. (Industrials)	71,475
392	LigaChem Biosciences, Inc. (Health Care)*	41,562
302	Lotte Chemical Corp. (Materials)	13,794
422	Lotte Corp. (Industrials)	8,864
171	Lotte Shopping Co. Ltd. (Consumer Discretionary)	8,130
267	LS Corp. (Industrials)	34,108
245	LS Electric Co. Ltd. (Industrials)	50,137
1,343	Meritz Financial Group, Inc. (Financials)	122,201
3,184	Mirae Asset Securities Co. Ltd. (Financials)	43,858
727	Misto Holdings Corp. (Consumer Discretionary)	21,832
2,183	NAVER Corp. (Communication Services)	336,812
227	NCSoft Corp. (Communication Services)	33,146
336	Netmarble Corp. (Communication Services)(b)	14,477
2,054	NH Investment & Securities Co. Ltd. (Financials)	28,707
50	NongShim Co. Ltd. (Consumer Staples)	14,746
369	Orion Corp. (Consumer Staples)	28,612

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
3,770	Pan Ocean Co. Ltd. (Industrials)	$10,562
459	Pearl Abyss Corp. (Communication Services)*	10,796
104	PharmaResearch Co. Ltd. (Health Care)	50,869
847	Posco DX Co. Ltd. (Information Technology)	13,678
470	POSCO Future M Co. Ltd. (Industrials)*	47,769
1,208	POSCO Holdings, Inc. (Materials)	248,073
852	Posco International Corp. (Industrials)	29,416
131	Rainbow Robotics (Industrials)*	25,771
279	S-1 Corp. (Industrials)	16,075
238	Sam Chun Dang Pharm Co. Ltd. (Health Care)	32,937
293	Samsung Biologics Co. Ltd. (Health Care)*(b)	210,964
1,374	Samsung C&T Corp. (Industrials)	165,839
365	Samsung Card Co. Ltd. (Financials)	13,258
2,578	Samsung E&A Co. Ltd. (Industrials)	53,961
912	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	105,288
77,788	Samsung Electronics Co. Ltd. (Information Technology)	3,899,891
516	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	164,793
10,763	Samsung Heavy Industries Co. Ltd. (Industrials)*	164,900
1,260	Samsung Life Insurance Co. Ltd. (Financials)	129,693
972	Samsung SDI Co. Ltd. (Information Technology)	144,725
603	Samsung SDS Co. Ltd. (Information Technology)	63,889
1,031	Samsung Securities Co. Ltd. (Financials)	51,022
69	Samyang Foods Co. Ltd. (Consumer Staples)	77,723
7,757	Shinhan Financial Group Co. Ltd. (Financials)	364,346
464	SK Biopharmaceuticals Co. Ltd. (Health Care)*	32,908
395	SK Bioscience Co. Ltd. (Health Care)*	13,425
8,833	SK Hynix, Inc. (Information Technology)	1,709,101
445	SK IE Technology Co. Ltd. (Industrials)*(b)	8,882
1,042	SK Innovation Co. Ltd. (Energy)	75,625
1,469	SK Square Co. Ltd. (Industrials)*	157,440

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
1,744	SK Telecom Co. Ltd. (Communication Services)	$67,991
593	SK, Inc. (Industrials)	88,294
307	SKC Co. Ltd. (Materials)*	20,713
684	S-Oil Corp. (Energy)*	29,668
10,787	Woori Financial Group, Inc. (Financials)	192,424
908	Yuhan Corp. (Health Care)	74,129

		16,499,656

Spain – 1.9%
2,830	ACS Actividades de Construccion y Servicios SA (Industrials)	213,823
12,101	Aena SME SA (Industrials)(b)	350,423
7,346	Amadeus IT Group SA (Consumer Discretionary)	615,653
94,157	Banco Bilbao Vizcaya Argentaria SA (Financials)	1,707,166
241,528	Banco Santander SA (Financials)	2,306,904
56,813	CaixaBank SA (Financials)	567,242
9,459	Cellnex Telecom SA (Communication Services)*(b)	336,471
5,207	Endesa SA (Utilities)	158,709
92,483	Iberdrola SA (Utilities)	1,740,142
18,048	Industria de Diseno Textil SA (Consumer Discretionary)	891,484
1,721	Naturgy Energy Group SA (Utilities)	54,591
6,711	Redeia Corp. SA (Utilities)	130,475
19,214	Repsol SA (Energy)	315,085
65,060	Telefonica SA (Communication Services)	348,627

		9,736,795

Sweden – 2.1%
2,916	AAK AB (Consumer Staples)	83,728
3,931	AddTech AB, Class B (Industrials)	137,705
4,685	Alfa Laval AB (Industrials)	213,066
15,875	Assa Abloy AB, Class B (Industrials)	560,301
41,348	Atlas Copco AB, Class A (Industrials)	659,573
24,988	Atlas Copco AB, Class B (Industrials)	354,914
1,968	Avanza Bank Holding AB (Financials)(a)	74,283
1,799	Axfood AB (Consumer Staples)	56,729
6,207	Beijer Ref AB (Industrials)	105,504
4,464	Boliden AB (Materials)*	153,641
6,752	Castellum AB (Real Estate)	76,464
2,250	Embracer Group AB (Communication Services)*	20,094
10,318	Epiroc AB, Class A (Industrials)	215,384
6,264	Epiroc AB, Class B (Industrials)	116,465
8,521	EQT AB (Financials)	306,056

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Sweden – (continued)
10,011	Essity AB, Class B (Consumer Staples)	$270,315
2,306	Evolution AB (Consumer Discretionary)(b)	199,758
10,918	Fastighets AB Balder, Class B (Real Estate)*	77,623
3,613	Getinge AB, Class B (Health Care)	79,084
9,116	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)	133,715
34,149	Hexagon AB, Class B (Information Technology)	380,053
1,234	Holmen AB, Class B (Materials)	48,025
6,373	Husqvarna AB, Class B (Industrials)	36,140
1,768	Industrivarden AB, Class A (Financials)	70,301
2,144	Industrivarden AB, Class C (Financials)	85,252
4,438	Indutrade AB (Industrials)	110,363
2,239	Investment AB Latour, Class B (Industrials)	56,791
7,969	Investor AB, Class A (Financials)	245,399
28,911	Investor AB, Class B (Financials)	889,835
747	L E Lundbergforetagen AB, Class B (Financials)	37,784
3,707	Lifco AB, Class B (Industrials)	131,581
24,503	Nibe Industrier AB, Class B (Industrials)	100,486
2,343	Nordnet AB publ (Financials)	68,166
5,067	Saab AB, Class B (Industrials)	286,483
3,376	Sagax AB, Class B (Real Estate)	73,112
17,228	Sandvik AB (Industrials)	435,157
2,180	Sectra AB, Class B (Health Care)*	76,366
8,266	Securitas AB, Class B (Industrials)	126,400
26,103	Skandinaviska Enskilda Banken AB, Class A (Financials)	482,431
5,452	Skanska AB, Class B (Industrials)	135,234
5,568	SKF AB, Class B (Industrials)	142,758
3,658	SSAB AB, Class A (Materials)	21,269
10,537	SSAB AB, Class B (Materials)	59,731
9,924	Svenska Cellulosa AB SCA, Class B (Materials)	134,926
23,007	Svenska Handelsbanken AB, Class A (Financials)	295,667
550	Svenska Handelsbanken AB, Class B (Financials)(a)	11,760
3,003	Sweco AB, Class B (Industrials)	50,631
14,126	Swedbank AB, Class A (Financials)	397,245
3,050	Swedish Orphan Biovitrum AB (Health Care)*	92,537

Shares	Description	Value

Common Stocks – (continued)

Sweden – (continued)
8,916	Tele2 AB, Class B (Communication Services)	$156,919
48,348	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	384,596
37,108	Telia Co. AB (Communication Services)	138,380
1,755	Thule Group AB (Consumer Discretionary)(b)	49,094
3,478	Trelleborg AB, Class B (Industrials)	134,475
3,155	Volvo AB, Class A (Industrials)	96,789
24,383	Volvo AB, Class B (Industrials)	749,311
7,886	Volvo Car AB, Class B (Consumer Discretionary)*(a)	16,420

		10,702,269

Switzerland – 2.5%
26,077	ABB Ltd. (Industrials)	1,751,847
16	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	244,090
8,703	Cie Financiere Richemont SA (Consumer Discretionary)	1,522,113
4,120	DSM-Firmenich AG (Materials)	402,676
1,783	Galderma Group AG (Health Care)	311,503
535	Geberit AG (Industrials)	392,487
150	Givaudan SA (Materials)	632,626
851	Kuehne + Nagel International AG (Industrials)	173,384
1,142	Lonza Group AG (Health Care)	810,355
352	Partners Group Holding AG (Financials)	483,474
325	Schindler Holding AG (Industrials)	116,326
670	Schindler Holding AG Participation Certificates (Industrials)	249,201
2,758	SGS SA (Industrials)	281,512
2,486	Sika AG (Materials)	577,127
1,770	Straumann Holding AG (Health Care)	207,824
467	Swiss Life Holding AG (Financials)	504,960
422	Swisscom AG (Communication Services)	305,257
52,195	UBS Group AG (Financials)	2,115,104
2,393	Zurich Insurance Group AG (Financials)	1,750,165

		12,832,031

Taiwan – 5.6%
8,390	Accton Technology Corp. (Information Technology)	278,573
48,652	Acer, Inc. (Information Technology)	47,029
7,158	Advantech Co. Ltd. (Information Technology)	80,549

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
1,191	Alchip Technologies Ltd. (Information Technology)	$157,984
61,229	ASE Technology Holding Co. Ltd. (Information Technology)	302,445
42,693	Asia Cement Corp. (Materials)	51,744
4,941	Asia Vital Components Co. Ltd. (Information Technology)	163,248
500	ASMedia Technology, Inc. (Information Technology)	26,988
498	ASPEED Technology, Inc. (Information Technology)	81,372
11,658	Asustek Computer, Inc. (Information Technology)	241,020
95,963	AUO Corp. (Information Technology)*	40,338
3,000	Bizlink Holding, Inc. (Industrials)	105,497
19,000	Caliway Biopharmaceuticals Co. Ltd. (Health Care)*	125,550
8,846	Catcher Technology Co. Ltd. (Information Technology)	54,547
151,405	Cathay Financial Holding Co. Ltd. (Financials)	304,598
23,064	Chailease Holding Co. Ltd. (Financials)	87,897
105,903	Chang Hwa Commercial Bank Ltd. (Financials)	66,515
35,933	Cheng Shin Rubber Industry Co. Ltd. (Consumer Discretionary)	44,667
9,955	Chicony Electronics Co. Ltd. (Information Technology)	44,940
47,463	China Airlines Ltd. (Industrials)	32,916
202,280	China Steel Corp. (Materials)	133,003
6,690	Chroma ATE, Inc. (Information Technology)	127,149
63,159	Chunghwa Telecom Co. Ltd. (Communication Services)	273,755
66,196	Compal Electronics, Inc. (Information Technology)	59,874
261,099	CTBC Financial Holding Co. Ltd. (Financials)	351,469
31,921	Delta Electronics, Inc. (Information Technology)	742,434
12,978	E Ink Holdings, Inc. (Information Technology)	111,654
232,126	E.Sun Financial Holding Co. Ltd. (Financials)	253,999
2,748	Eclat Textile Co. Ltd. (Consumer Discretionary)	36,047
4,860	Elite Material Co. Ltd. (Information Technology)	193,958
1,020	eMemory Technology, Inc. (Information Technology)	68,902
44,546	Eva Airways Corp. (Industrials)	56,612
16,704	Evergreen Marine Corp. Taiwan Ltd. (Industrials)	101,362

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
49,691	Far Eastern New Century Corp. (Industrials)	$44,864
26,530	Far EasTone Telecommunications Co. Ltd. (Communication Services)	73,074
7,589	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	29,170
189,848	First Financial Holding Co. Ltd. (Financials)	176,064
55,929	Formosa Chemicals & Fibre Corp. (Materials)	55,070
23,000	Formosa Petrochemical Corp. (Energy)	30,208
71,236	Formosa Plastics Corp. (Materials)	90,765
2,543	Fortune Electric Co. Ltd. (Industrials)	53,822
16,378	Foxconn Technology Co. Ltd. (Information Technology)	38,093
124,933	Fubon Financial Holding Co. Ltd. (Financials)	342,887
8,956	Gigabyte Technology Co. Ltd. (Information Technology)	81,153
1,450	Global Unichip Corp. (Information Technology)	63,086
4,505	Globalwafers Co. Ltd. (Information Technology)	54,821
5,367	Gold Circuit Electronics Ltd. (Information Technology)	88,661
32,236	Highwealth Construction Corp. (Real Estate)	44,079
4,607	Hiwin Technologies Corp. (Industrials)	32,176
198,371	Hon Hai Precision Industry Co. Ltd. (Information Technology)	1,320,548
1,525	Hon Precision, Inc. (Information Technology)	86,303
4,317	Hotai Motor Co. Ltd. (Consumer Discretionary)	77,812
143,623	Hua Nan Financial Holdings Co. Ltd. (Financials)	131,081
124,107	Innolux Corp. (Information Technology)	57,041
4,192	International Games System Co. Ltd. (Communication Services)	104,905
40,116	Inventec Corp. (Information Technology)	54,001
1,692	Jentech Precision Industrial Co. Ltd. (Information Technology)	115,957
272,224	KGI Financial Holding Co. Ltd. (Financials)	135,803
1,281	King Slide Works Co. Ltd. (Information Technology)	126,761
18,480	King Yuan Electronics Co. Ltd. (Information Technology)	94,306
1,582	Largan Precision Co. Ltd. (Information Technology)	124,461

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
32,965	Lite-On Technology Corp. (Information Technology)	$140,187
1,486	Lotes Co. Ltd. (Information Technology)	70,728
23,995	MediaTek, Inc. (Information Technology)	1,075,358
194,817	Mega Financial Holding Co. Ltd. (Financials)	255,235
11,824	Micro-Star International Co. Ltd. (Information Technology)	52,217
1,435	momo.com, Inc. (Consumer Discretionary)	11,876
93,492	Nan Ya Plastics Corp. (Materials)	132,120
3,546	Nan Ya Printed Circuit Board Corp. (Information Technology)	25,520
19,232	Nanya Technology Corp. (Information Technology)*	29,569
3,134	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	44,340
9,408	Novatek Microelectronics Corp. (Information Technology)	133,875
32,181	Pegatron Corp. (Information Technology)	73,901
4,119	PharmaEssentia Corp. (Health Care)	66,899
2,751	Phison Electronics Corp. (Information Technology)	44,006
38,203	Pou Chen Corp. (Consumer Discretionary)	36,054
50,109	Powerchip Semiconductor Manufacturing Corp. (Information Technology)*	26,063
11,032	Powertech Technology, Inc. (Information Technology)	42,945
9,134	President Chain Store Corp. (Consumer Staples)	76,043
42,246	Quanta Computer, Inc. (Information Technology)	362,766
7,543	Realtek Semiconductor Corp. (Information Technology)	131,764
29,339	Ruentex Development Co. Ltd. (Real Estate)	28,936
11,727	Ruentex Industries Ltd. (Consumer Discretionary)	20,754
59,505	Shanghai Commercial & Savings Bank Ltd. (The) (Financials)	79,808
4,431	Shihlin Electric & Engineering Corp. (Industrials)	29,062
8,824	Sino-American Silicon Products, Inc. (Information Technology)	29,876
180,510	SinoPac Financial Holdings Co. Ltd. (Financials)	138,175
20,961	Synnex Technology International Corp. (Information Technology)	45,118

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
31,452	TA Chen Stainless Pipe (Materials)	$40,023
74,037	Taichung Commercial Bank Co. Ltd. (Financials)	51,587
388,040	Taishin Financial Holding Co. Ltd. (Financials)	206,273
121,750	Taiwan Business Bank (Financials)	60,139
171,912	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	133,280
11,157	Taiwan Fertilizer Co. Ltd. (Materials)*	19,490
34,544	Taiwan High Speed Rail Corp. (Industrials)	31,188
28,652	Taiwan Mobile Co. Ltd. (Communication Services)	99,820
396,898	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	15,060,818
32,165	Tatung Co. Ltd. (Industrials)	41,877
119,103	TCC Group Holdings Co. Ltd. (Materials)	87,468
28,903	Teco Electric and Machinery Co. Ltd. (Industrials)	64,293
8,147	Tripod Technology Corp. (Information Technology)	85,682
21,472	Unimicron Technology Corp. (Information Technology)	101,497
78,644	Uni-President Enterprises Corp. (Consumer Staples)	199,122
191,732	United Microelectronics Corp. (Information Technology)	254,016
14,888	Vanguard International Semiconductor Corp. (Information Technology)	44,562
1,526	VisEra Technologies Co. Ltd. (Information Technology)	13,179
1,174	Voltronic Power Technology Corp. (Industrials)	38,020
46,449	Walsin Lihwa Corp. (Industrials)	34,644
23,307	Wan Hai Lines Ltd. (Industrials)	63,129
49,735	Winbond Electronics Corp. (Information Technology)*	32,051
48,802	Wistron Corp. (Information Technology)	180,396
1,552	Wiwynn Corp. (Information Technology)	150,532
26,104	WPG Holdings Ltd. (Information Technology)	57,213
9,041	WT Microelectronics Co. Ltd. (Information Technology)	36,378
26,908	Yageo Corp. (Information Technology)	122,791
29,005	Yang Ming Marine Transport Corp. (Industrials)	54,747
169,260	Yuanta Financial Holding Co. Ltd. (Financials)	179,949

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
5,858	Yulon Finance Corp. (Financials)*	$20,313
10,582	Zhen Ding Technology Holding Ltd. (Information Technology)	68,021

		29,411,300

Thailand – 0.4%
17,710	Advanced Info Service PCL, NVDR (Communication Services)	160,727
70,700	Airports of Thailand PCL, NVDR (Industrials)	78,568
124,780	Asset World Corp. PCL, NVDR (Consumer Discretionary)	8,551
183,956	Bangkok Dusit Medical Services PCL, NVDR (Health Care)	117,546
129,419	Bangkok Expressway & Metro PCL, NVDR (Industrials)	21,174
144,372	Banpu PCL, NVDR (Energy)	21,214
15,979	Berli Jucker PCL, NVDR (Consumer Staples)	8,484
129,510	BTS Group Holdings PCL, NVDR (Industrials)*	12,633
8,576	Bumrungrad Hospital PCL, NVDR (Health Care)	47,122
5,006	Carabao Group PCL, NVDR (Consumer Staples)	7,920
53,164	Central Pattana PCL, NVDR (Real Estate)	84,518
61,600	Central Retail Corp. PCL, NVDR (Consumer Discretionary)	40,503
64,252	Charoen Pokphand Foods PCL, NVDR (Consumer Staples)	43,436
13,266	Com7 PCL, NVDR (Consumer Discretionary)	10,442
91,941	CP ALL PCL, NVDR (Consumer Staples)	124,877
22,011	CP AXTRA PCL, NVDR (Consumer Staples)	12,162
75,900	Delta Electronics Thailand PCL, NVDR (Information Technology)	351,443
3,781	Electricity Generating PCL, NVDR (Utilities)	13,772
10,890	Global Power Synergy PCL, NVDR (Utilities)	14,119
69,270	Gulf Development PCL, NVDR (Utilities)*	100,500
79,946	Home Product Center PCL, NVDR (Consumer Discretionary)	17,522
28,388	Indorama Ventures PCL, NVDR (Materials)	19,016
9,836	Kasikornbank PCL, NVDR (Financials)	51,161
57,852	Krung Thai Bank PCL, NVDR (Financials)	43,931

Shares	Description	Value

Common Stocks – (continued)

Thailand – (continued)
15,414	Krungthai Card PCL, NVDR (Financials)	$12,966
88,669	Land & Houses PCL, NVDR (Real Estate)	10,675
55,681	Minor International PCL, NVDR (Consumer Discretionary)	40,220
10,758	Muangthai Capital PCL, NVDR (Financials)	12,370
27,627	Osotspa PCL, NVDR (Consumer Staples)	13,986
22,897	PTT Exploration & Production PCL, NVDR (Energy)	79,162
31,558	PTT Global Chemical PCL, NVDR (Materials)	25,572
45,916	PTT Oil & Retail Business PCL, NVDR (Consumer Discretionary)	18,851
226,042	PTT PCL, NVDR (Energy)	216,308
9,947	Ratch Group PCL, NVDR (Utilities)	8,290
13,969	SCB X PCL, NVDR (Financials)	55,410
19,885	SCG Packaging PCL, NVDR (Materials)	10,496
12,832	Siam Cement PCL (The), NVDR (Materials)	85,164
142,945	Thai Beverage PCL (Consumer Staples)	51,251
38,885	Thai Life Insurance PCL, NVDR (Financials)	11,463
18,894	Thai Oil PCL, NVDR (Energy)	18,664
37,903	Thai Union Group PCL, NVDR (Consumer Staples)	14,391
20,449	TIDLOR Holdings PCL, NVDR (Financials)	11,867
3,316	Tisco Financial Group PCL, NVDR (Financials)	10,339
402,765	TMBThanachart Bank PCL, NVDR (Financials)	23,623
167,640	True Corp. PCL, NVDR (Communication Services)*	58,994

		2,201,403

Turkey – 0.2%
14,150	AG Anadolu Grubu Holding AS (Industrials)	9,869
8,223	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (Utilities)*	6,834
45,197	Akbank TAS (Financials)	74,962
608	Akcansa Cimento AS (Materials)	2,006
4,830	Akfen Yenilenebilir Enerji AS (Utilities)*	2,148
21,141	Aksa Akrilik Kimya Sanayii AS (Consumer Discretionary)	5,435
3,910	Aksa Enerji Uretim AS (Utilities)*	3,668

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
2,267	Alarko Holding AS (Industrials)	$4,834
1,118	Alfa Solar Enerji Sanayi VE Ticaret AS (Information Technology)*	1,333
10,744	Anadolu Anonim Turk Sigorta Sirketi (Financials)	5,833
30,430	Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples)	12,512
1,003	Anadolu Hayat Emeklilik AS (Financials)	2,168
712	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C (Industrials)	1,109
1,529	Arcelik AS (Consumer Discretionary)*	5,090
19,541	Aselsan Elektronik Sanayi Ve Ticaret AS (Industrials)	87,044
3,275	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS (Industrials)	9,399
1,734	Aydem Yenilenebilir Enerji AS (Utilities)*	825
823	Aygaz AS (Utilities)	3,360
1,121	Bien Yapi Urunleri Sanayi Turizm ve Ticaret AS (Industrials)*	1,174
6,668	BIM Birlesik Magazalar AS (Consumer Staples)	85,882
425	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (Materials)*	5,267
61	Borusan Yatirim ve Pazarlama AS (Financials)	4,162
73	Bosch Fren Sistemleri Sanayi ve Ticaret AS (Consumer Discretionary)*	326
45,052	Can2 Termik AS (Utilities)*	2,704
39	Celebi Hava Servisi AS (Industrials)	1,580
6,601	Cimsa Cimento Sanayi VE Ticaret AS (Materials)	7,764
13,420	Coca-Cola Icecek AS (Consumer Staples)	16,078
3,620	CW Enerji Muhendislik Ticaret VE Sanayi AS (Industrials)*	1,692
3,819	DAP Gayrimenkul Gelistirme AS (Real Estate)*	1,606
1,381	Destek Finans Faktoring AS (Financials)*	25,506
14,483	Dogan Sirketler Grubu Holding AS (Consumer Discretionary)*	6,772
683	Dogu Aras Enerji Yatirimlari AS (Utilities)	929
1,176	Dogus Otomotiv Servis ve Ticaret AS (Consumer Discretionary)	5,404
302	Eczacibasi Yatirim Holding Ortakligi AS (Industrials)	1,758

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
17	EGE Endustri VE Ticaret AS (Consumer Discretionary)	$3,589
2,007	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS (Consumer Staples)	3,112
30,019	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)	15,101
3,683	Enerjisa Enerji AS (Utilities)(b)	7,071
37,490	Enerya Enerji AS (Utilities)	10,040
8,267	Enka Insaat ve Sanayi AS (Industrials)	14,696
55,328	Eregli Demir ve Celik Fabrikalari TAS (Materials)	40,148
2,808	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (Industrials)*	1,992
10,350	Ford Otomotiv Sanayi AS (Consumer Discretionary)	28,095
1,255	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS (Health Care)	5,477
1,825	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS (Industrials)*	2,114
1,213	Gubre Fabrikalari TAS (Materials)*	8,593
17,112	Haci Omer Sabanci Holding AS (Financials)	39,172
62,355	Hektas Ticaret TAS (Materials)*	6,637
6,118	Is Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)*	3,048
8,015	Is Yatirim Menkul Degerler AS (Financials)	8,492
9,087	Izdemir Enerji Elektrik Uretim AS (Utilities)*	1,963
2,291	Jantsa Jant Sanayi Ve Ticaret AS (Industrials)	1,302
1,694	Kaleseramik Canakkale Kalebodur Seramik Sanayi AS (Industrials)*	1,347
2,931	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (Materials)*	2,823
1,518	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B (Materials)*	1,074
11,120	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (Materials)*	7,945
1,643	Kayseri Seker Fabrikasi AS (Consumer Staples)*	851
11,128	KOC Holding AS (Industrials)	49,569
7,088	Kocaer Celik Sanayi Ve Ticaret AS (Materials)	2,644
4,258	Kontrolmatik Enerji Ve Muhendislik AS (Industrials)	2,854

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
12	Konya Cimento Sanayii AS (Materials)*	$1,595
2,569	Koza Anadolu Metal Madencilik Isletmeleri AS (Materials)*	4,932
4,442	Margun Enerji Uretim Sanayi VE Ticaret AS (Utilities)*	5,489
8,932	Mavi Giyim Sanayi Ve Ticaret AS, Class B (Consumer Discretionary)(b)	9,698
3,742	MIA Teknoloji AS (Information Technology)*	3,785
1,526	Migros Ticaret AS (Consumer Staples)	18,013
840	MLP Saglik Hizmetleri AS (Health Care)*(b)	7,298
511	Otokar Otomotiv Ve Savunma Sanayi A.S. (Industrials)*	7,010
18,876	Oyak Cimento Fabrikalari AS (Materials)*	11,211
3,526	Pegasus Hava Tasimaciligi AS (Industrials)*	21,336
19,365	Petkim Petrokimya Holding AS (Materials)*	9,412
168,170	Sasa Polyester Sanayi AS (Materials)*	19,167
1,444	Selcuk Ecza Deposu Ticaret ve Sanayi A.S. (Health Care)	3,039
2,342	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (Information Technology)*	1,759
4,283	Sok Marketler Ticaret AS (Consumer Staples)	4,199
2,766	TAV Havalimanlari Holding AS (Industrials)*	17,040
1,881	Tekfen Holding AS (Industrials)*	4,777
1,916	Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary)	11,652
3,271	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)	5,644
14,983	Turk Altin Isletmeleri AS (Materials)*	8,760
11,559	Turk Hava Yollari AO (Industrials)	94,101
7,268	Turk Telekomunikasyon AS (Communication Services)*	9,811
390	Turk Traktor ve Ziraat Makineleri AS (Industrials)	5,862
19,721	Turkcell Iletisim Hizmetleri AS (Communication Services)	45,432
9,534	Turkiye Halk Bankasi AS (Financials)*	6,200
135,537	Turkiye Is Bankasi AS, Class C (Financials)	49,570
14,874	Turkiye Petrol Rafinerileri AS (Energy)	62,243
27,429	Turkiye Sigorta AS (Financials)	6,666

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
16,831	Turkiye Sinai Kalkinma Bankasi AS (Financials)*	$5,935
24,893	Turkiye Sise ve Cam Fabrikalari AS (Industrials)	24,621
2,233	Ulker Biskuvi Sanayi AS (Consumer Staples)	6,154
4,829	Vestel Beyaz Esya Sanayi ve Ticaret AS (Consumer Discretionary)	1,575
2,043	Vestel Elektronik Sanayi ve Ticaret AS (Consumer Discretionary)*	2,100
54,445	Yapi ve Kredi Bankasi AS (Financials)*	43,503
2,545	Yayla Agro Gida Sanayi VE Nakliyat AS (Consumer Staples)*	679
1,890	YEO Teknoloji Enerji VE Endustri AS (Industrials)*	1,749
21,971	Zorlu Enerji Elektrik Uretim AS (Utilities)*	2,029

		1,220,828

United Arab Emirates – 0.8%
48,408	Abu Dhabi Commercial Bank PJSC (Financials)	199,536
24,140	Abu Dhabi Islamic Bank PJSC (Financials)	140,253
49,875	Abu Dhabi National Energy Co. PJSC (Utilities)	45,489
47,772	Abu Dhabi National Oil Co. for Distribution PJSC (Consumer Discretionary)	48,904
46,114	ADNOC Drilling Co. PJSC (Energy)	69,177
127,527	Adnoc Gas PLC (Energy)	115,618
60,695	Aldar Properties PJSC (Real Estate)	158,967
23,029	Alpha Dhabi Holding PJSC (Industrials)	70,849
49,946	Borouge PLC (Materials)	36,171
149,538	Dubai Electricity & Water Authority PJSC (Utilities)	111,960
48,124	Dubai Islamic Bank PJSC (Financials)	126,697
13,630	Emaar Development PJSC (Real Estate)	54,735
103,199	Emaar Properties PJSC (Real Estate)	404,592
40,838	Emirates NBD Bank PJSC (Financials)	280,740
57,801	Emirates Telecommunications Group Co. PJSC (Communication Services)	284,520
73,425	First Abu Dhabi Bank PJSC (Financials)	331,842
14,047	International Holding Co. PJSC (Industrials)*	1,529,758

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

United Arab Emirates – (continued)
52,293	Modon Holding PSC (Industrials)*	$53,105

		4,062,913

United Kingdom – 6.9%
15,667	3i Group PLC (Financials)	850,698
3,868	Admiral Group PLC (Financials)	189,490
7,130	Ashtead Group PLC (Industrials)	524,612
4,946	Associated British Foods PLC (Consumer Staples)	144,338
24,829	AstraZeneca PLC (Health Care)	3,954,982
14,223	Auto Trader Group PLC (Communication Services)(b)	154,343
50,658	Aviva PLC (Financials)	445,965
49,559	BAE Systems PLC (Industrials)	1,176,764
233,171	Barclays PLC (Financials)	1,135,353
22,150	Barratt Redrow PLC (Consumer Discretionary)	107,643
34,479	British American Tobacco PLC (Consumer Staples)	1,949,493
98,985	BT Group PLC (Communication Services)	289,533
5,382	Bunzl PLC (Industrials)	181,929
84,966	Centrica PLC (Utilities)	184,760
44,121	CK Hutchison Holdings Ltd. (Industrials)	290,618
3,371	Coca-Cola Europacific Partners PLC (Consumer Staples)	299,547
27,796	Compass Group PLC (Consumer Discretionary)	943,351
27,408	Convatec Group PLC (Health Care)(b)	87,612
2,142	Croda International PLC (Materials)	72,580
1,641	DCC PLC (Industrials)	104,291
28,838	Diageo PLC (Consumer Staples)	798,323
6,199	Halma PLC (Information Technology)	275,375
2,620	Hikma Pharmaceuticals PLC (Health Care)	63,185
289,218	HSBC Holdings PLC (Financials)	3,699,212
4,760	ICG PLC (Financials)	140,324
12,428	Imperial Brands PLC (Consumer Staples)	524,210
21,494	Informa PLC (Communication Services)	252,760
2,378	InterContinental Hotels Group PLC (Consumer Discretionary)	287,610
28,423	International Consolidated Airlines Group SA ADR (Industrials)	292,473
2,673	Intertek Group PLC (Industrials)	169,373
29,182	J Sainsbury PLC (Consumer Staples)	118,042

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
41,492	JD Sports Fashion PLC (Consumer Discretionary)	$53,827
31,505	Kingfisher PLC (Consumer Discretionary)	109,562
11,401	Land Securities Group PLC REIT (Real Estate)	85,334
95,758	Legal & General Group PLC (Financials)	320,200
983,103	Lloyds Banking Group PLC (Financials)	1,056,202
7,907	London Stock Exchange Group PLC (Financials)	979,395
37,035	M&G PLC (Financials)	132,646
33,078	Marks & Spencer Group PLC (Consumer Staples)	154,359
20,831	Melrose Industries PLC (Industrials)	165,485
1,724	Metlen Energy & Metals PLC (Industrials)*	110,583
81,187	National Grid PLC (Utilities)	1,141,849
128,947	NatWest Group PLC (Financials)	889,536
1,876	Next PLC (Consumer Discretionary)	303,008
10,321	Pearson PLC (Consumer Discretionary)	150,179
12,427	Phoenix Group Holdings PLC (Financials)	114,420
11,185	Reckitt Benckiser Group PLC (Consumer Staples)	835,666
30,120	RELX PLC (Industrials)	1,402,302
41,642	Rentokil Initial PLC (Industrials)	205,351
12,736	Rightmove PLC (Communication Services)	127,882
139,236	Rolls-Royce Holdings PLC (Industrials)	2,012,828
16,378	Sage Group PLC (The) (Information Technology)	240,415
12,983	Schroders PLC (Financials)	66,655
20,275	Segro PLC REIT (Real Estate)	171,751
4,383	Severn Trent PLC (Utilities)	153,134
14,510	Smith & Nephew PLC (Health Care)	271,120
5,454	Smiths Group PLC (Industrials)	173,605
1,221	Spirax Group PLC (Industrials)	120,341
18,106	SSE PLC (Utilities)	423,195
31,124	Standard Chartered PLC (Financials)	582,814
58,630	Taylor Wimpey PLC (Consumer Discretionary)	75,838
108,193	Tesco PLC (Consumer Staples)	617,878
40,051	Unilever PLC (Consumer Staples)	2,517,239
11,330	United Utilities Group PLC (Utilities)	176,035
335,170	Vodafone Group PLC (Communication Services)	400,122

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
4,269	Weir Group PLC (The) (Industrials)	$142,114
2,942	Whitbread PLC (Consumer Discretionary)	125,007
11,213	Wise PLC, Class A (Financials)*	159,674
17,831	WPP PLC (Communication Services)	94,170

		36,570,510

United States – 5.8%
8,029	Alcon AG (Health Care)	639,667
241,533	BP PLC (Energy)	1,410,042
8,002	CSL Ltd. (Health Care)	1,114,971
762	CyberArk Software Ltd. (Information Technology)*	345,384
15,010	Experian PLC (Industrials)	777,101
7,827	Ferrovial SE (Industrials)	427,751
3,603	GFL Environmental, Inc. (Industrials)	180,288
67,659	GSK PLC (Health Care)	1,327,740
150,154	Haleon PLC (Health Care)	736,199
7,949	Holcim AG (Materials)*	666,520
1,325	ICON PLC (Health Care)*	235,771
9,544	James Hardie Industries PLC CDI (Materials)*	194,705
5,670	JBS NV, Class A (Consumer Staples)*	91,911
655	Monday.com Ltd. (Information Technology)*	126,415
42,632	Nestle SA (Consumer Staples)	4,022,310
31,470	Novartis AG (Health Care)	3,984,113
11,592	Roche Holding AG (Health Care)	3,776,231
476	Roche Holding AG (Health Care)	163,343
18,117	Sanofi SA (Health Care)	1,791,692
8,913	Schneider Electric SE (Industrials)	2,191,384
97,818	Shell PLC (Energy)	3,599,957
32,162	Stellantis NV (Consumer Discretionary)	308,092
4,818	Swiss Re AG (Financials)	873,698
5,941	Tenaris SA (Energy)	107,890
4,194	Waste Connections, Inc.
	(Industrials)	775,292

		29,868,467

Zambia – 0.0%
11,169	First Quantum Minerals Ltd. (Materials)*	195,810

TOTAL COMMON STOCKS (Cost $311,069,039)		514,196,428

.	Shares	Description	Rate	Value

	Preferred Stocks – 0.7%

	Brazil – 0.3%
	86,274	Banco Bradesco SA (Financials)	7.44%	$267,495
	4,038	Centrais Eletricas Brasileiras SA, Class B (Utilities)	8.08	35,499
	31,067	Cia Energetica de Minas Gerais (Utilities)	12.86	63,587
	17,172	Cia Paranaense de Energia - Copel (Utilities)	6.83	38,026
	22,804	Gerdau SA (Materials)	3.79	69,990
	87,076	Itau Unibanco Holding SA (Financials)	7.44	617,446
	94,318	Itausa SA (Financials)	9.63	194,957
	71,080	Petroleo Brasileiro SA - Petrobras (Energy)	9.67	407,249
	18,761	Raizen SA (Consumer Discretionary)*	0.81	4,044

				1,698,293

	Chile – 0.0%
	2,345	Sociedad Quimica y Minera de Chile SA, Class B (Materials)*	0.00	107,375

	Colombia – 0.0%
	7,513	Grupo Cibest SA (Financials)	8.97	94,029
	2,531	Grupo de Inversiones Suramericana SA (Financials)	4.10	22,444

				116,473

	Germany – 0.2%
	977	Bayerische Motoren Werke AG (Consumer Discretionary)	5.24	93,545
	1,829	Dr. Ing hc F Porsche AG (Consumer Discretionary)(b)	5.07	97,087
	2,738	Henkel AG & Co. KGaA (Consumer Staples)	2.83	230,940

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Rate	Value

Preferred Stocks – (continued)

Germany – (continued)
2,544	Porsche Automobil Holding SE (Consumer Discretionary)	5.25%	$108,361
409	Sartorius AG (Health Care)	0.36	94,885
3,427	Volkswagen AG (Consumer Discretionary)	6.37	399,446

			1,024,264

India – 0.0%
15,240	TVS Motor Co. Ltd. (Consumer Discretionary)*	0.00	1,727

South Korea – 0.2%
572	Hyundai Motor Co. (Consumer Discretionary)	7.64	69,944
360	Hyundai Motor Co. (Consumer Discretionary)	7.82	42,726
127	LG Chem Ltd. (Materials)	0.79	12,469
13,655	Samsung Electronics Co. Ltd. (Information Technology)	2.63	555,924
50	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	5.76	11,851

			692,914

TOTAL PREFERRED STOCKS (Cost $3,432,469)			3,641,046

Shares	Description	Value

Exchange-Traded Fund – 0.4%

United States – 0.4%
83,372	iShares MSCI Malaysia ETF
(Cost $1,812,912)		2,073,462

Units	Description	Expiration Month	Value

Rights – 0.0%

Italy* – 0.0%
100,152	Telecom Italia SpA*	09/25	—
178,965	Telecom Italia SpA-RSP*	09/25	—

TOTAL RIGHTS (Cost $0)			—

Units	Description	Expiration Month	Value

Warrant – 0.0%

Canada – 0.0%
309	Constellation Software, Inc. (Information Technology)*(c)
(Cost $0)		03/40	$ —

Shares	Dividend Rate	Value

Investment Company – 0.2%(d)

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
1,173,084	4.114%	1,173,084
(Cost $1,173,084)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $317,487,504)		521,084,020

Securities Lending Reinvestment Vehicle – 0.6%(d)

Goldman Sachs Financial Square Government Fund - Institutional Shares
3,257,935	4.154%	3,257,935
(Cost $3,257,935)

TOTAL INVESTMENTS – 100.5% (Cost $320,745,439)		$524,341,955

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(2,591,470)

NET ASSETS – 100.0%		$521,750,485

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
CDI	—Chess Depositary Interest Rate
CVA	—Dutch Certification
NVDR	—Non-Voting Depository Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2025

Sector Name	% of Market Value

Financials	24.3%
Industrials	15.3
Information Technology	13.1
Consumer Discretionary	10.4
Health Care	7.7
Consumer Staples	6.4
Materials	6.2
Communication Services	6.1
Energy	4.5
Utilities	2.9
Real Estate	1.9
Exchange-Traded Fund	0.4
Investment Company	0.2
Securities Lending Reinvestment Vehicle	0.6

TOTAL INVESTMENTS	100.0%

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At August 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI EAFE E-Mini Index	3	09/19/25	$408,165	$12,217
MSCI Emerging Markets Index	2	09/19/25	126,490	1,986

Total Futures Contracts				$14,203

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments August 31, 2025

Shares	Description	Value

Common Stocks – 99.7%

Communication Services – 9.9%
196,642	Alphabet, Inc., Class A	$41,867,048
171,936	Alphabet, Inc., Class C	36,713,494
6,467	AST SpaceMobile, Inc.*	316,495
243,462	AT&T, Inc.	7,131,002
3,059	Charter Communications, Inc., Class A*	812,409
126,399	Comcast Corp., Class A	4,293,774
4,132	EchoStar Corp., Class A*	255,316
7,648	Electronic Arts, Inc.	1,315,074
7,176	Fox Corp., Class A	428,407
4,377	Fox Corp., Class B	238,766
7,833	Frontier Communications Parent, Inc.*	290,448
112	GCI Liberty, Inc., Class A*	4,181
768	GCI Liberty, Inc., Class C*	28,139
12,566	Interpublic Group of Cos., Inc. (The)	337,271
560	Liberty Broadband Corp., Class A*	33,975
3,839	Liberty Broadband Corp., Class C*	233,642
780	Liberty Media Corp.-Liberty Formula One, Class A*	70,294
7,155	Liberty Media Corp.-Liberty Formula One, Class C*	714,784
656	Liberty Media Corp.-Liberty Live, Class A*	62,071
1,533	Liberty Media Corp.-Liberty Live, Class C*	149,283
5,363	Live Nation Entertainment, Inc.*	892,886
7,671	Match Group, Inc.	286,435
73,152	Meta Platforms, Inc., Class A	54,037,382
14,059	Netflix, Inc.*	16,986,787
5,101	New York Times Co. (The), Class A	305,244
12,769	News Corp., Class A	375,536
3,455	News Corp., Class B	117,021
960	Nexstar Media Group, Inc.	196,349
6,544	Omnicom Group, Inc.	512,591
20,104	Paramount Skydance Corp., Class B*	295,529
20,022	Pinterest, Inc., Class A*	733,406
3,820	Reddit, Inc., Class A*	859,806
19,180	ROBLOX Corp., Class A*	2,389,636
4,373	Roku, Inc.*	422,257
6,501	Sirius XM Holdings, Inc.	153,684
35,527	Snap, Inc., Class A*	253,663
5,214	Spotify Technology SA*	3,555,322
5,591	Take-Two Interactive Software, Inc.*	1,304,213
2,426	TKO Group Holdings, Inc.	459,873
16,095	T-Mobile US, Inc.	4,055,779
15,029	Trade Desk, Inc. (The), Class A*	821,485
5,491	Trump Media & Technology Group Corp.*	96,257
142,826	Verizon Communications, Inc.	6,317,194
60,848	Walt Disney Co. (The)	7,203,186
76,751	Warner Bros Discovery, Inc.*	893,382

Shares	Description	Value

Common Stocks – (continued)

Communication Services – (continued)
4,595	Warner Music Group Corp.,
	Class A	$153,243

		198,974,019

Consumer Discretionary – 10.9%
1,576	Abercrombie & Fitch Co., Class A*	147,403
19,902	ADT, Inc.	173,346
14,082	Airbnb, Inc., Class A*	1,838,123
320,707	Amazon.com, Inc.*	73,441,903
4,857	Amer Sports, Inc. (Finland)*	190,977
7,336	Aptiv PLC (Jersey)*	583,432
8,408	Aramark	328,837
662	Asbury Automotive Group, Inc.*	166,519
2,306	Autoliv, Inc. (Sweden)	286,105
931	AutoNation, Inc.*	203,963
570	AutoZone, Inc.*	2,393,162
6,757	Bath & Body Works, Inc.	197,372
6,373	Best Buy Co., Inc.	469,308
853	Birkenstock Holding PLC (Germany)*	44,467
1,093	Booking Holdings, Inc.	6,119,762
7,387	BorgWarner, Inc.	315,868
1,928	Boyd Gaming Corp.	165,538
1,921	Bright Horizons Family Solutions, Inc.*	226,755
1,486	Brinker International, Inc.*	231,786
2,131	Burlington Stores, Inc.*	619,439
6,730	Caesars Entertainment, Inc.*	180,162
4,992	CarMax, Inc.*	306,259
35,300	Carnival Corp.*	1,125,717
4,177	Carvana Co.*	1,553,510
3,363	Cava Group, Inc.*	227,171
6,522	Chewy, Inc., Class A*	267,141
45,301	Chipotle Mexican Grill, Inc.*	1,908,984
928	Choice Hotels International, Inc.(a)	110,970
2,288	Churchill Downs, Inc.	237,334
38,184	Coupang, Inc. (South Korea)*	1,091,299
1,853	Crocs, Inc.*	161,582
9,185	D.R. Horton, Inc.	1,556,674
3,947	Darden Restaurants, Inc.	816,792
5,107	Deckers Outdoor Corp.*	610,950
1,850	Dick’s Sporting Goods, Inc.	393,680
260	Dillard’s, Inc., Class A	138,549
1,153	Domino’s Pizza, Inc.	528,420
11,344	DoorDash, Inc., Class A*	2,782,116
16,194	DraftKings, Inc., Class A*	776,988
1,317	Duolingo, Inc.*	392,282
3,875	Dutch Bros, Inc., Class A*	278,341
15,563	eBay, Inc.	1,410,163
3,496	Etsy, Inc.*	185,323
4,092	Expedia Group, Inc.	878,962
1,836	Five Below, Inc.*	266,404
3,591	Floor & Decor Holdings, Inc., Class A*	294,175
5,979	Flutter Entertainment PLC (United Kingdom)*	1,836,569
131,977	Ford Motor Co.	1,553,369

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
13,870	GameStop Corp., Class A*	$310,827
6,790	Gap, Inc. (The)	149,448
5,190	Garmin Ltd.	1,255,046
32,479	General Motors Co.	1,902,945
7,585	Gentex Corp.	212,456
4,599	Genuine Parts Co.	640,779
4,477	H&R Block, Inc.	225,417
4,379	Hasbro, Inc.	355,443
7,892	Hilton Worldwide Holdings, Inc.	2,178,666
33,647	Home Depot, Inc. (The)	13,686,590
1,370	Hyatt Hotels Corp., Class A	197,664
780	Installed Building Products, Inc.	204,220
11,326	Las Vegas Sands Corp.	652,717
1,801	Lear Corp.	198,110
7,568	Lennar Corp., Class A	1,007,604
280	Lennar Corp., Class B	35,610
3,317	Levi Strauss & Co., Class A	74,201
3,781	Life Time Group Holdings, Inc.*	105,566
2,303	Light & Wonder, Inc.*	212,958
873	Lithia Motors, Inc.	293,922
8,285	LKQ Corp.	270,257
18,960	Lowe’s Cos., Inc.	4,892,818
40,522	Lucid Group, Inc.*(a)	80,234
3,539	Lululemon Athletica, Inc.*	715,586
8,073	Marriott International, Inc., Class A	2,162,434
10,747	Mattel, Inc.*	196,670
24,164	McDonald’s Corp.	7,576,381
1,592	MercadoLibre, Inc. (Brazil)*	3,936,873
2,380	Meritage Homes Corp.	184,902
6,729	MGM Resorts International*	267,074
3,275	Mobileye Global, Inc., Class A (Israel)*	45,883
1,672	Modine Manufacturing Co.*	227,609
1,753	Mohawk Industries, Inc.*	232,606
609	Murphy USA, Inc.	229,288
39,323	NIKE, Inc., Class B	3,042,420
15,039	Norwegian Cruise Line Holdings Ltd.*	373,569
93	NVR, Inc.*	754,941
2,070	Ollie’s Bargain Outlet Holdings, Inc.*	262,559
28,872	O’Reilly Automotive, Inc.*	2,993,449
608	Penske Automotive Group, Inc.	112,121
2,831	Planet Fitness, Inc., Class A*	296,689
1,264	Pool Corp.	392,737
6,717	PulteGroup, Inc.	886,778
1,268	Ralph Lauren Corp.	376,507
515	RH*	116,220
26,023	Rivian Automotive, Inc., Class A*	353,132
10,865	Ross Stores, Inc.	1,598,893
8,494	Royal Caribbean Cruises Ltd.	3,085,191
4,593	Service Corp. International	363,995
1,685	SharkNinja, Inc.*	197,078
1,237	Signet Jewelers Ltd.	108,918
4,385	Skechers USA, Inc., Class A*	276,606
6,860	Somnigroup International, Inc.	575,897
37,698	Starbucks Corp.	3,324,587

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
7,028	Tapestry, Inc.	$715,591
3,281	Taylor Morrison Home Corp.*	221,041
94,788	Tesla, Inc.*	31,646,870
2,234	Texas Roadhouse, Inc.	385,477
1,716	Thor Industries, Inc.	188,074
37,731	TJX Cos., Inc. (The)	5,154,432
3,342	Toll Brothers, Inc.	464,538
964	TopBuild Corp.*	405,613
17,907	Tractor Supply Co.	1,105,936
1,515	Ulta Beauty, Inc.*	746,486
1,218	Vail Resorts, Inc.	199,508
4,282	Valvoline, Inc.*	166,056
12,465	VF Corp.	188,595
4,307	Viking Holdings Ltd.*	274,011
3,279	Wayfair, Inc., Class A*	244,613
1,827	Whirlpool Corp.(a)	170,185
4,011	Williams-Sonoma, Inc.	754,830
938	Wingstop, Inc.	307,777
2,535	Wyndham Hotels & Resorts, Inc.	219,556
2,840	Wynn Resorts Ltd.	359,970
12,227	Yum China Holdings, Inc. (China)	546,791
9,402	Yum! Brands, Inc.	1,381,812

		220,272,804

Consumer Staples – 5.0%
13,695	Albertsons Cos., Inc., Class A	266,505
56,972	Altria Group, Inc.	3,829,088
16,146	Archer-Daniels-Midland Co.	1,011,385
4,268	BellRing Brands, Inc.*	175,201
4,432	BJ’s Wholesale Club Holdings, Inc.*	432,918
1,654	Brown-Forman Corp., Class A	50,199
10,094	Brown-Forman Corp., Class B	302,214
4,510	Bunge Global SA	379,832
1,253	Casey’s General Stores, Inc.	619,634
6,306	Celsius Holdings, Inc.*	396,521
8,323	Church & Dwight Co., Inc.	775,371
4,167	Clorox Co. (The)	492,539
130,949	Coca-Cola Co. (The)	9,034,171
1,749	Coca-Cola Consolidated, Inc.	205,053
27,412	Colgate-Palmolive Co.	2,304,527
16,082	Conagra Brands, Inc.	307,649
5,260	Constellation Brands, Inc., Class A	851,804
14,979	Costco Wholesale Corp.	14,129,990
12,152	Coty, Inc., Class A*	52,011
5,293	Darling Ingredients, Inc.*	179,750
7,399	Dollar General Corp.	804,715
6,654	Dollar Tree, Inc.*	726,417
7,399	Estee Lauder Cos., Inc. (The), Class A	678,710
18,314	General Mills, Inc.	903,430
4,997	Hershey Co. (The)	918,199
9,840	Hormel Foods Corp.	250,330
2,171	Ingredion, Inc.	281,231
3,505	J M Smucker Co. (The)	387,338
9,322	Kellanova	741,099
64,907	Kenvue, Inc.	1,344,224

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples – (continued)
43,508	Keurig Dr Pepper, Inc.	$1,265,648
11,195	Kimberly-Clark Corp.	1,445,722
29,038	Kraft Heinz Co. (The)	812,193
20,515	Kroger Co. (The)	1,391,738
4,800	Lamb Weston Holdings, Inc.	276,144
5,812	Maplebear, Inc.*	252,066
657	Marzetti Company (The)	119,968
8,564	McCormick & Co., Inc.	602,649
5,557	Molson Coors Beverage Co., Class B	280,573
43,797	Mondelez International, Inc., Class A	2,690,888
23,441	Monster Beverage Corp.*	1,462,953
46,398	PepsiCo, Inc.	6,897,063
5,205	Performance Food Group Co.*	527,787
52,621	Philip Morris International, Inc.	8,794,548
1,391	Pilgrim’s Pride Corp.	61,830
1,674	Post Holdings, Inc.*	189,413
8,575	Primo Brands Corp., Class A	215,318
79,290	Procter & Gamble Co. (The)	12,451,702
1,837	Reynolds Consumer Products, Inc.	42,637
3,286	Sprouts Farmers Market, Inc.*	461,814
16,390	Sysco Corp.	1,318,903
15,352	Target Corp.	1,473,485
6,464	The Campbell’s Company	206,395
9,532	Tyson Foods, Inc., Class A	541,227
7,480	US Foods Holding Corp.*	580,448
146,756	Walmart, Inc.	14,232,397

		101,427,564

Energy – 3.1%
11,436	Antero Midstream Corp.	203,446
9,811	Antero Resources Corp.*	313,167
11,709	APA Corp.	271,883
33,502	Baker Hughes Co.	1,520,991
7,404	Cheniere Energy, Inc.	1,790,435
64,709	Chevron Corp.	10,392,265
1,939	Chord Energy Corp.	213,077
42,684	ConocoPhillips	4,224,435
25,471	Coterra Energy, Inc.	622,511
20,334	Devon Energy Corp.	734,057
6,377	Diamondback Energy, Inc.	948,643
3,432	DT Midstream, Inc.	357,546
18,452	EOG Resources, Inc.	2,303,179
20,133	EQT Corp.	1,043,695
7,200	Expand Energy Corp.	696,816
145,760	Exxon Mobil Corp.	16,658,910
29,000	Halliburton Co.	659,170
3,905	Hess Midstream LP, Class A	160,886
5,200	HF Sinclair Corp.	264,576
65,749	Kinder Morgan, Inc.	1,773,908
1,310	Kinetik Holdings, Inc.	54,797
6,105	Magnolia Oil & Gas Corp., Class A	151,892
10,384	Marathon Petroleum Corp.	1,866,109
3,982	Matador Resources Co.	200,534
4,380	Noble Corp. PLC	126,232
12,634	NOV, Inc.	167,906

Shares	Description	Value

Common Stocks – (continued)

Energy – (continued)
26,065	Occidental Petroleum Corp.	$1,240,955
21,095	ONEOK, Inc.	1,611,236
8,753	Ovintiv, Inc.	368,676
19,171	Permian Resources Corp.	273,954
13,770	Phillips 66	1,839,397
7,979	Range Resources Corp.	273,440
50,674	Schlumberger NV	1,866,830
1,605	Scorpio Tankers, Inc. (Monaco)	80,892
7,236	Targa Resources Corp.	1,213,911
14,094	TechnipFMC PLC (United Kingdom)	518,095
637	Texas Pacific Land Corp.	594,627
10,554	Valero Energy Corp.	1,604,314
14,969	Venture Global, Inc., Class A	194,597
4,426	Viper Energy, Inc., Class A	176,354
2,403	Weatherford International PLC	153,083
41,248	Williams Cos., Inc. (The)	2,387,434

		62,118,861

Financials – 13.6%
940	Affiliated Managers Group, Inc.	211,331
8,174	Affirm Holdings, Inc.*	723,072
16,513	Aflac, Inc.	1,764,579
34,411	AGNC Investment Corp. REIT	335,851
8,919	Allstate Corp. (The)	1,814,571
9,332	Ally Financial, Inc.	383,079
18,646	American Express Co.	6,177,047
2,410	American Financial Group, Inc.	327,423
19,460	American International Group, Inc.	1,582,487
3,218	Ameriprise Financial, Inc.	1,656,659
20,454	Annaly Capital Management, Inc. REIT	433,420
6,587	Aon PLC, Class A	2,417,429
13,792	Apollo Global Management, Inc.	1,878,884
12,152	Arch Capital Group Ltd.	1,112,273
7,013	Ares Management Corp., Class A	1,256,730
8,580	Arthur J Gallagher & Co.	2,597,595
1,711	Assurant, Inc.	368,909
2,563	Axis Capital Holdings Ltd.	252,661
220,955	Bank of America Corp.	11,211,257
24,210	Bank of New York Mellon Corp. (The)	2,556,576
3,595	Bank OZK	188,630
45,284	Berkshire Hathaway, Inc., Class B*	22,776,946
5,202	Blackrock, Inc.	5,863,382
24,549	Blackstone, Inc.	4,207,699
18,684	Block, Inc.*	1,487,994
19,556	Blue Owl Capital, Inc.	362,177
772	BOK Financial Corp.	86,008
9,682	Brown & Brown, Inc.	938,670
21,502	Capital One Financial Corp.	4,885,684
7,643	Carlyle Group, Inc. (The)	493,432
3,524	Cboe Global Markets, Inc.	831,488
57,976	Charles Schwab Corp. (The)	5,556,420
12,602	Chubb Ltd.	3,466,432
5,200	Cincinnati Financial Corp.	798,720
61,343	Citigroup, Inc.	5,923,893

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
14,722	Citizens Financial Group, Inc.	$769,666
12,149	CME Group, Inc.	3,237,830
742	CNA Financial Corp.	36,766
6,927	Coinbase Global, Inc., Class A*	2,109,549
4,435	Comerica, Inc.	313,022
4,113	Commerce Bancshares, Inc.	254,759
12,520	Corebridge Financial, Inc.	435,320
2,315	Corpay, Inc.*	753,926
187	Credit Acceptance Corp.*	96,254
1,990	Cullen/Frost Bankers, Inc.	256,770
4,622	East West Bancorp, Inc.	485,957
10,237	Equitable Holdings, Inc.	545,223
847	Erie Indemnity Co., Class A	300,160
3,347	Essent Group Ltd.	209,991
1,372	Euronet Worldwide, Inc.*	127,857
1,213	Evercore, Inc., Class A	390,040
1,423	Everest Group Ltd.	486,495
1,279	FactSet Research Systems, Inc.	477,476
8,842	Fidelity National Financial, Inc.	529,371
17,786	Fidelity National Information Services, Inc.	1,241,641
22,542	Fifth Third Bancorp	1,031,747
3,358	First American Financial Corp.	221,628
325	First Citizens BancShares, Inc., Class A	644,771
4,042	First Financial Bankshares, Inc.	150,241
17,026	First Horizon Corp.	384,788
18,761	Fiserv, Inc.*	2,592,395
10,653	Franklin Resources, Inc.	273,356
592	Freedom Holding Corp. (Kazakhstan)*(a)	101,185
3,824	Glacier Bancorp, Inc.	187,950
8,187	Global Payments, Inc.	727,169
2,779	Globe Life, Inc.	388,921
10,330	Goldman Sachs Group, Inc. (The)(b)	7,698,433
1,284	Hamilton Lane, Inc., Class A	198,173
1,206	Hanover Insurance Group, Inc. (The)	209,217
9,619	Hartford Insurance Group, Inc. (The)	1,272,690
1,820	Houlihan Lokey, Inc.	362,635
49,079	Huntington Bancshares, Inc.	874,097
14,005	Interactive Brokers Group, Inc., Class A	871,671
19,222	Intercontinental Exchange, Inc.	3,394,605
11,036	Invesco Ltd.	241,578
2,452	Jack Henry & Associates, Inc.	400,313
2,387	Jackson Financial, Inc., Class A	235,836
4,264	Janus Henderson Group PLC	188,980
5,461	Jefferies Financial Group, Inc.	354,146
93,748	JPMorgan Chase & Co.	28,257,522
31,502	KeyCorp	609,879
746	Kinsale Capital Group, Inc.	341,258
23,007	KKR & Co., Inc.	3,209,246
3,110	Lazard, Inc.	177,768
5,712	Lincoln National Corp.	245,216
5,849	Loews Corp.	566,183
2,696	LPL Financial Holdings, Inc.	982,638

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
5,414	M&T Bank Corp.	$1,091,787
424	Markel Group, Inc.*	830,641
1,246	MarketAxess Holdings, Inc.	229,065
16,649	Marsh & McLennan Cos., Inc.	3,426,531
27,272	Mastercard, Inc., Class A	16,234,749
19,007	MetLife, Inc.	1,546,409
5,262	Moody’s Corp.	2,682,357
41,523	Morgan Stanley	6,248,381
838	Morningstar, Inc.	219,908
2,100	Mr Cooper Group, Inc.*	395,913
2,535	MSCI, Inc.	1,439,170
13,912	Nasdaq, Inc.	1,318,023
6,562	Northern Trust Corp.	861,459
10,978	Old National Bancorp	251,286
7,754	Old Republic International Corp.	309,927
4,013	OneMain Holdings, Inc.	248,244
32,875	PayPal Holdings, Inc.*	2,307,496
2,578	Pinnacle Financial Partners, Inc.	250,633
13,349	PNC Financial Services Group, Inc. (The)	2,769,117
2,268	Popular, Inc. (Puerto Rico)	284,951
1,114	Primerica, Inc.	300,045
7,576	Principal Financial Group, Inc.	609,944
19,785	Progressive Corp. (The)	4,888,082
3,094	Prosperity Bancshares, Inc.	213,888
11,964	Prudential Financial, Inc.	1,311,972
6,164	Raymond James Financial, Inc.	1,044,428
30,372	Regions Financial Corp.	831,889
2,228	Reinsurance Group of America, Inc.	433,992
1,629	RenaissanceRe Holdings Ltd. (Bermuda)	395,831
17,876	Rithm Capital Corp. REIT	221,305
2,816	RLI Corp.	190,728
24,889	Robinhood Markets, Inc., Class A*	2,589,203
7,758	Rocket Cos., Inc., Class A(a)	137,860
3,577	Ryan Specialty Holdings, Inc.	202,208
10,373	S&P Global, Inc.	5,688,968
3,195	SEI Investments Co.	282,055
2,026	Selective Insurance Group, Inc.	158,494
2,250	Shift4 Payments, Inc., Class A*	203,467
6,378	SLM Corp.	199,504
34,931	SoFi Technologies, Inc.*	892,138
3,295	SouthState Corp.	336,288
10,823	Starwood Property Trust, Inc. REIT	219,382
9,617	State Street Corp.	1,105,666
2,239	StepStone Group, Inc., Class A	138,952
3,350	Stifel Financial Corp.	386,221
12,855	Synchrony Financial	981,351
4,681	Synovus Financial Corp.	241,586
7,324	T. Rowe Price Group, Inc.	788,209
15,298	Toast, Inc., Class A*	689,940
4,499	TPG, Inc.	271,515
3,939	Tradeweb Markets, Inc., Class A	485,915
7,643	Travelers Cos., Inc. (The)	2,075,151
44,211	Truist Financial Corp.	2,069,959
2,436	UMB Financial Corp.	296,948

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
4,681	United Bankshares, Inc.	$179,470
5,366	Unum Group	374,869
2,823	Upstart Holdings, Inc.*	206,869
50,874	US Bancorp	2,484,177
6,043	UWM Holdings Corp.	34,445
57,892	Visa, Inc., Class A	20,365,248
3,254	Voya Financial, Inc.	244,343
10,130	W R Berkley Corp.	726,220
5,751	Webster Financial Corp.	357,827
110,072	Wells Fargo & Co.	9,045,717
3,681	Western Alliance Bancorp	329,634
1,070	WEX, Inc.*	183,345
3,355	Willis Towers Watson PLC	1,096,380
2,207	Wintrust Financial Corp.	302,999
4,884	Zions Bancorp NA	283,321

		277,427,711

Health Care – 9.2%
58,597	Abbott Laboratories	7,773,478
59,748	AbbVie, Inc.	12,570,979
9,596	Agilent Technologies, Inc.	1,205,833
2,296	Align Technology, Inc.*	325,940
4,392	Alnylam Pharmaceuticals, Inc.*	1,961,072
18,124	Amgen, Inc.	5,214,456
22,258	Avantor, Inc.*	299,815
1,377	Bausch + Lomb Corp.*	20,146
17,320	Baxter International, Inc.	427,631
9,691	Becton Dickinson & Co.	1,870,169
4,928	Biogen, Inc.*	651,580
6,406	BioMarin Pharmaceutical, Inc.*	373,278
641	Bio-Rad Laboratories, Inc., Class A*	190,941
5,253	Bio-Techne Corp.	286,971
2	Blueprint Medicines Corp.*(c)	1
49,949	Boston Scientific Corp.*	5,269,620
4,085	Bridgebio Pharma, Inc.*	211,440
68,836	Bristol-Myers Squibb Co.	3,247,683
3,497	Bruker Corp.	118,828
8,075	Cardinal Health, Inc.	1,201,399
5,871	Cencora, Inc.	1,712,042
16,961	Centene Corp.*	492,547
1,648	Charles River Laboratories International, Inc.*	269,135
488	Chemed Corp.	223,480
8,874	Cigna Group (The)	2,669,920
6,715	Cooper Cos., Inc. (The)*	452,557
3,156	Corcept Therapeutics, Inc.*	220,036
928	CorVel Corp.*	82,638
42,789	CVS Health Corp.	3,130,015
3,928	Cytokinetics, Inc.*	138,776
21,557	Danaher Corp.	4,436,862
1,349	DaVita, Inc.*	185,838
13,234	Dexcom, Inc.*	997,050
4,352	Doximity, Inc., Class A*	295,675
19,531	Edwards Lifesciences Corp.*	1,588,652
16,709	Elanco Animal Health, Inc.*	306,610
7,627	Elevance Health, Inc.	2,430,344
28,687	Eli Lilly & Co.	21,015,522
3,365	Encompass Health Corp.	409,722

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
1,875	Ensign Group, Inc. (The)	$322,088
6,328	Exact Sciences Corp.*	300,074
8,121	Exelixis, Inc.*	303,888
15,491	GE HealthCare Technologies, Inc.	1,142,151
42,046	Gilead Sciences, Inc.	4,749,937
1,874	Glaukos Corp.*	179,567
3,795	Globus Medical, Inc., Class A*	232,520
4,128	Halozyme Therapeutics, Inc.*	301,963
5,741	HCA Healthcare, Inc.	2,319,134
2,872	HealthEquity, Inc.*	256,556
3,703	Henry Schein, Inc.*	257,655
6,270	Hims & Hers Health, Inc.*	265,535
7,485	Hologic, Inc.*	502,393
4,078	Humana, Inc.	1,238,326
2,697	IDEXX Laboratories, Inc.*	1,745,202
5,358	Illumina, Inc.*	535,586
5,494	Incyte Corp.*	464,847
6,345	Insmed, Inc.*	863,555
983	Inspire Medical Systems, Inc.*	92,097
2,364	Insulet Corp.*	803,476
12,069	Intuitive Surgical, Inc.*	5,712,197
5,350	Ionis Pharmaceuticals, Inc.*	228,097
5,807	IQVIA Holdings, Inc.*	1,108,034
1,991	Jazz Pharmaceuticals PLC*	254,350
81,419	Johnson & Johnson	14,425,004
2,824	Labcorp Holdings, Inc.	785,044
2,311	Lantheus Holdings, Inc.*	126,874
536	Madrigal Pharmaceuticals, Inc.*	234,688
1,547	Masimo Corp.*	216,131
4,223	McKesson Corp.	2,899,681
773	Medpace Holdings, Inc.*	367,569
43,393	Medtronic PLC	4,027,304
84,952	Merck & Co., Inc.	7,146,162
693	Mettler-Toledo International, Inc.*	901,621
11,377	Moderna, Inc.*	274,072
1,830	Molina Healthcare, Inc.*	330,919
4,381	Natera, Inc.*	737,103
3,314	Neurocrine Biosciences, Inc.*	462,634
1,411	Nuvalent, Inc., Class A*	108,054
5,506	Option Care Health, Inc.*	157,912
1,243	Penumbra, Inc.*	338,892
192,421	Pfizer, Inc.	4,764,344
7,331	QIAGEN NV	340,892
3,757	Quest Diagnostics, Inc.	682,421
3,462	Regeneron Pharmaceuticals, Inc.	2,010,383
1,773	Repligen Corp.*	216,873
4,904	ResMed, Inc.	1,346,197
5,956	REVOLUTION Medicines, Inc.*	226,149
3,980	Revvity, Inc.	358,638
12,215	Roivant Sciences Ltd.*	145,725
12,973	Royalty Pharma PLC, Class A	466,769
4,677	Solventum Corp.*	341,842
3,320	STERIS PLC	813,599
11,640	Stryker Corp.	4,556,012
3,674	Summit Therapeutics, Inc.*(a)	87,074
1,493	Teleflex, Inc.	188,730
3,339	Tempus AI, Inc.*	253,296

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
3,096	Tenet Healthcare Corp.*	$570,686
12,753	Thermo Fisher Scientific, Inc.	6,283,658
1,401	United Therapeutics Corp.*	426,969
30,651	UnitedHealth Group, Inc.	9,497,825
1,885	Universal Health Services, Inc., Class B	342,278
4,278	Vaxcyte, Inc.*	131,720
5,053	Veeva Systems, Inc., Class A*	1,360,268
8,683	Vertex Pharmaceuticals, Inc.*	3,395,227
39,628	Viatris, Inc.	418,075
2,004	Waters Corp.*	604,807
2,784	Waystar Holding Corp.*	105,458
2,434	West Pharmaceutical Services, Inc.	601,076
6,690	Zimmer Biomet Holdings, Inc.	709,809
15,062	Zoetis, Inc.	2,355,697

		185,600,070

Industrials – 9.3%
18,166	3M Co.	2,825,358
3,904	A O Smith Corp.	278,316
2,105	AAON, Inc.	174,610
1,035	Acuity, Inc.	337,896
2,252	Advanced Drainage Systems, Inc.	324,220
4,460	AECOM	557,009
1,070	AeroVironment, Inc.*	258,245
2,108	AGCO Corp.	228,065
3,517	Air Lease Corp.	211,759
4,136	Alaska Air Group, Inc.*	259,658
2,906	Allegion PLC	493,439
2,837	Allison Transmission Holdings, Inc.	247,698
4,883	Amentum Holdings, Inc.*	121,831
22,162	American Airlines Group, Inc.*	296,306
7,785	AMETEK, Inc.	1,438,668
10,329	API Group Corp.*	368,539
1,272	Applied Industrial Technologies, Inc.	335,274
1,455	Armstrong World Industries, Inc.	284,845
4,732	ATI, Inc.*	366,919
13,720	Automatic Data Processing, Inc.	4,171,566
2,479	Axon Enterprise, Inc.*	1,852,532
24,416	Boeing Co. (The)*	5,729,947
4,130	Booz Allen Hamilton Holding Corp.	449,014
3,945	Broadridge Financial Solutions, Inc.	1,008,421
3,665	Builders FirstSource, Inc.*	508,262
3,083	BWX Technologies, Inc.	499,569
3,977	C.H. Robinson Worldwide, Inc.	511,840
751	CACI International, Inc., Class A*	360,270
1,453	Carlisle Cos., Inc.	560,698
27,002	Carrier Global Corp.	1,760,530
2,100	Casella Waste Systems, Inc., Class A*	206,976
15,894	Caterpillar, Inc.	6,660,222
1,539	Chart Industries, Inc.*	306,815

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
11,612	Cintas Corp.	$2,438,868
1,691	Clean Harbors, Inc.*	409,577
29,762	CNH Industrial NV	340,775
1,178	Comfort Systems USA, Inc.	828,582
29,025	Copart, Inc.*	1,416,710
3,471	Core & Main, Inc., Class A*	224,643
1,651	Crane Co.	305,930
63,442	CSX Corp.	2,062,499
4,650	Cummins, Inc.	1,852,746
1,269	Curtiss-Wright Corp.	606,772
5,174	Dayforce, Inc.*	360,990
8,369	Deere & Co.	4,005,738
22,029	Delta Air Lines, Inc.	1,360,952
3,925	Donaldson Co., Inc.	312,705
4,627	Dover Corp.	827,585
946	Dycom Industries, Inc.*	238,837
13,172	Eaton Corp. PLC	4,598,872
1,496	EMCOR Group, Inc.	927,520
18,979	Emerson Electric Co.	2,505,228
4,169	Equifax, Inc.	1,026,825
1,922	Esab Corp.	221,741
5,277	ExlService Holdings, Inc.*	231,027
4,603	Expeditors International of Washington, Inc.	554,846
1,694	Exponent, Inc.	120,918
38,770	Fastenal Co.	1,925,318
1,991	Federal Signal Corp.	244,873
7,446	FedEx Corp.	1,720,547
6,304	Ferguson Enterprises, Inc.	1,457,170
4,408	Flowserve Corp.	236,533
5,510	Fluor Corp.*	226,020
11,455	Fortive Corp.	548,236
4,052	Fortune Brands Innovations, Inc.	237,123
3,431	FTAI Aviation Ltd.	527,859
1,142	FTI Consulting, Inc.*	192,587
1,162	GATX Corp.	195,576
9,208	GE Vernova, Inc.	5,644,228
1,967	Generac Holdings, Inc.*	364,387
7,471	General Dynamics Corp.	2,424,862
35,977	General Electric Co.	9,900,870
5,382	Genpact Ltd.	244,020
5,604	Graco, Inc.	478,526
3,795	GXO Logistics, Inc.*	199,807
1,396	HEICO Corp.	435,580
2,565	HEICO Corp., Class A	628,451
2,703	Hexcel Corp.	170,694
21,759	Honeywell International, Inc.	4,776,101
13,518	Howmet Aerospace, Inc.	2,353,484
1,803	Hubbell, Inc.	777,075
1,301	Huntington Ingalls Industries, Inc.	352,298
2,553	IDEX Corp.	419,969
9,849	Illinois Tool Works, Inc.	2,606,538
13,635	Ingersoll Rand, Inc.	1,083,028
2,651	ITT, Inc.	451,333
2,659	J.B. Hunt Transport Services, Inc.	385,528
4,021	Jacobs Solutions, Inc.	587,991
14,632	Joby Aviation, Inc.*	207,043

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
22,115	Johnson Controls International PLC	$2,363,872
4,351	KBR, Inc.	219,551
1,885	Kirby Corp.*	183,222
5,346	Knight-Swift Transportation Holdings, Inc.	234,689
5,506	Kratos Defense & Security Solutions, Inc.*	362,515
6,331	L3Harris Technologies, Inc.	1,757,612
1,172	Landstar System, Inc.	155,091
4,337	Leidos Holdings, Inc.	784,650
1,069	Lennox International, Inc.	596,352
1,769	Leonardo DRS, Inc.	73,697
1,856	Lincoln Electric Holdings, Inc.	450,321
751	Loar Holdings, Inc.*	53,066
7,926	Lockheed Martin Corp.	3,611,323
12,749	Lyft, Inc., Class A*	206,789
7,057	Masco Corp.	517,913
2,133	MasTec, Inc.*	387,545
1,886	Maximus, Inc.	165,817
1,789	Middleby Corp. (The)*	244,825
937	Moog, Inc., Class A	183,511
1,248	MSA Safety, Inc.	212,909
1,454	MSC Industrial Direct Co., Inc., Class A	131,194
3,530	Mueller Industries, Inc.	338,668
4,531	NEXTracker, Inc., Class A*	304,755
1,803	Nordson Corp.	405,837
7,618	Norfolk Southern Corp.	2,132,888
4,860	Northrop Grumman Corp.	2,867,594
4,132	NuScale Power Corp.*(a)	143,174
5,536	nVent Electric PLC	500,399
6,272	Old Dominion Freight Line, Inc.	946,884
2,173	Oshkosh Corp.	302,851
13,377	Otis Worldwide Corp.	1,155,505
2,861	Owens Corning	429,636
17,529	PACCAR, Inc.	1,752,549
4,302	Parker-Hannifin Corp.	3,266,724
1,570	Parsons Corp.*	125,757
10,881	Paychex, Inc.	1,517,410
1,735	Paycom Software, Inc.	394,105
1,456	Paylocity Holding Corp.*	260,959
5,550	Pentair PLC	596,792
4,958	Quanta Services, Inc.	1,873,926
20,748	QXO, Inc.*	417,657
1,049	RBC Bearings, Inc.*	409,068
2,236	Regal Rexnord Corp.	333,902
6,892	Republic Services, Inc.	1,612,521
3,377	Robert Half, Inc.	126,030
13,885	Rocket Lab Corp.*	674,811
3,810	Rockwell Automation, Inc.	1,308,468
10,066	Rollins, Inc.	569,132
45,178	RTX Corp.	7,165,231
1,372	Ryder System, Inc.	257,277
900	Saia, Inc.*	266,814
1,577	Science Applications International Corp.	185,613
1,407	Simpson Manufacturing Co., Inc.	268,906
1,495	SiteOne Landscape Supply, Inc.*	214,144

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
1,741	Snap-on, Inc.	$566,243
17,310	Southwest Airlines Co.	569,499
1,517	SPX Technologies, Inc.*	283,846
7,281	SS&C Technologies Holdings, Inc.	645,533
4,938	StandardAero, Inc.*	130,808
5,181	Stanley Black & Decker, Inc.	384,897
992	Sterling Infrastructure, Inc.*	276,302
1,462	Symbotic, Inc.*(a)	69,343
8,873	Tetra Tech, Inc.	323,155
6,120	Textron, Inc.	490,579
2,127	Timken Co. (The)	164,268
3,329	Toro Co. (The)	269,849
7,538	Trane Technologies PLC	3,132,793
1,860	TransDigm Group, Inc.	2,601,917
6,591	TransUnion	582,644
3,612	Trex Co., Inc.*	222,608
68,259	Uber Technologies, Inc.*	6,399,281
1,980	UFP Industries, Inc.	199,921
288	U-Haul Holding Co.*(a)	16,574
3,402	U-Haul Holding Co.	177,721
2,090	UL Solutions, Inc., Class A	132,025
20,193	Union Pacific Corp.	4,514,549
11,006	United Airlines Holdings, Inc.*	1,155,630
24,826	United Parcel Service, Inc., Class B	2,170,785
2,192	United Rentals, Inc.	2,096,297
665	Valmont Industries, Inc.	244,135
8,062	Veralto Corp.	856,104
4,708	Verisk Analytics, Inc.	1,262,309
11,699	Vertiv Holdings Co., Class A	1,492,207
1,471	W.W. Grainger, Inc.	1,490,859
13,588	Waste Management, Inc.	3,076,187
1,173	Watsco, Inc.	471,992
920	Watts Water Technologies, Inc., Class A	254,748
1,499	WESCO International, Inc.	329,540
5,740	Westinghouse Air Brake Technologies Corp.	1,110,690
5,983	WillScot Holdings Corp.	145,028
1,998	Woodward, Inc.	493,146
3,915	XPO, Inc.*	507,776
8,183	Xylem, Inc.	1,158,385

		190,272,482

Information Technology – 32.0%
23,015	Accenture PLC, Class A (Ireland)	5,983,210
14,337	Adobe, Inc.*	5,114,008
54,487	Advanced Micro Devices, Inc.*	8,861,221
4,857	Akamai Technologies, Inc.*	384,334
4,194	Allegro MicroSystems, Inc. (Japan)*	129,385
3,692	Amdocs Ltd.	315,924
3,851	Amkor Technology, Inc.	93,156
40,319	Amphenol Corp., Class A	4,389,126
16,731	Analog Devices, Inc.	4,204,668
749	Appfolio, Inc., Class A*	207,758
491,981	Apple, Inc.	114,208,469
27,090	Applied Materials, Inc.	4,354,988

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
8,586	AppLovin Corp., Class A*	$4,109,174
34,889	Arista Networks, Inc.*	4,764,093
1,747	Arrow Electronics, Inc.*	220,699
4,341	Astera Labs, Inc.*	790,930
5,579	Atlassian Corp., Class A*	991,835
34,915	Aurora Innovation, Inc.*	196,571
7,232	Autodesk, Inc.*	2,275,910
992	Badger Meter, Inc.	181,457
5,482	Bentley Systems, Inc., Class B	305,073
3,304	BILL Holdings, Inc.*	153,372
155,958	Broadcom, Inc.	46,380,350
9,208	Cadence Design Systems, Inc.*	3,226,759
16,912	CCC Intelligent Solutions Holdings, Inc.*	167,429
4,450	CDW Corp.	733,182
4,746	Ciena Corp.*	445,982
3,642	Circle Internet Group, Inc.*(a)	480,671
1,726	Cirrus Logic, Inc.*	197,092
134,013	Cisco Systems, Inc.	9,258,958
8,266	Clearwater Analytics Holdings, Inc., Class A*	170,858
10,337	Cloudflare, Inc., Class A*	2,157,435
5,670	Cognex Corp.	249,140
16,665	Cognizant Technology Solutions Corp., Class A	1,204,046
4,282	Coherent Corp.*	387,393
1,494	Commvault Systems, Inc.*	278,848
9,098	Confluent, Inc., Class A*	180,686
6,259	CoreWeave, Inc., Class A*	644,927
26,201	Corning, Inc.	1,756,253
4,886	Credo Technology Group Holding Ltd.*	601,247
8,266	Crowdstrike Holdings, Inc., Class A*	3,502,304
10,473	Datadog, Inc., Class A*	1,431,450
10,109	Dell Technologies, Inc., Class C	1,234,814
6,760	Docusign, Inc.*	518,222
2,065	Dolby Laboratories, Inc., Class A	148,019
6,861	Dropbox, Inc., Class A*	199,381
9,947	Dynatrace, Inc.*	503,318
2,970	Elastic NV*	252,628
4,294	Enphase Energy, Inc.*	161,884
5,100	Entegris, Inc.	427,074
1,858	EPAM Systems, Inc.*	327,677
1,934	F5, Inc.*	605,613
1,207	Fabrinet (Thailand)*	399,867
806	Fair Isaac Corp.*	1,226,442
3,439	First Solar, Inc.*	671,258
12,527	Flex Ltd.*	671,698
20,793	Fortinet, Inc.*	1,637,865
2,524	Gartner, Inc.*	634,004
18,473	Gen Digital, Inc.	557,885
4,443	Gitlab, Inc., Class A*	213,353
2,594	GLOBALFOUNDRIES, Inc.*	86,614
1,458	Globant SA*	98,065
4,606	GoDaddy, Inc., Class A*	683,116
2,677	Guidewire Software, Inc.*	580,963
44,292	Hewlett Packard Enterprise Co.	999,670
31,731	HP, Inc.	905,603

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
1,708	HubSpot, Inc.*	$825,254
3,761	Informatica, Inc., Class A*	93,762
928	Insight Enterprises, Inc.*	120,788
147,556	Intel Corp.*	3,592,989
31,366	International Business Machines Corp.	7,637,307
9,181	Intuit, Inc.	6,123,727
8,594	IonQ, Inc.*	367,308
3,555	Jabil, Inc.	728,171
5,805	Keysight Technologies, Inc.*	948,711
4,471	KLA Corp.	3,898,712
3,022	Klaviyo, Inc., Class A*	98,034
7,801	Kyndryl Holdings, Inc.*	247,994
43,195	Lam Research Corp.	4,325,979
4,602	Lattice Semiconductor Corp.*	305,481
820	Littelfuse, Inc.	213,061
2,107	MACOM Technology Solutions Holdings, Inc.*	270,012
2,037	Manhattan Associates, Inc.*	438,851
29,064	Marvell Technology, Inc.	1,827,108
17,887	Microchip Technology, Inc.	1,162,655
37,782	Micron Technology, Inc.	4,496,436
248,155	Microsoft Corp.	125,737,657
2,103	MKS, Inc.	217,324
2,686	MongoDB, Inc.*	847,728
1,561	Monolithic Power Systems, Inc.	1,304,621
5,631	Motorola Solutions, Inc.	2,660,422
6,759	NetApp, Inc.	762,348
1,213	Novanta, Inc.*	141,205
8,457	Nutanix, Inc., Class A*	568,395
793,026	NVIDIA Corp.	138,129,269
5,630	Okta, Inc.*	522,295
14,092	ON Semiconductor Corp.*	698,822
1,644	Onto Innovation, Inc.*	174,264
55,545	Oracle Corp.	12,560,391
71,035	Palantir Technologies, Inc., Class A*	11,131,895
22,339	Palo Alto Networks, Inc.*	4,256,026
2,742	Pegasystems, Inc.	148,644
2,863	Procore Technologies, Inc.*	199,007
4,013	PTC, Inc.*	856,775
10,448	Pure Storage, Inc., Class A*	810,869
3,129	Qorvo, Inc.*	283,800
37,117	QUALCOMM, Inc.	5,965,815
1,226	Qualys, Inc.*	166,503
3,612	Rambus, Inc.*	266,457
3,629	Roper Technologies, Inc.	1,909,979
3,429	Rubrik, Inc., Class A*	306,553
2,350	SailPoint, Inc.*	48,504
31,402	Salesforce, Inc.	8,046,762
9,609	Samsara, Inc., Class A*	347,269
3,925	Sandisk Corp.*	205,945
6,688	Seagate Technology Holdings PLC	1,119,571
10,433	SentinelOne, Inc., Class A*	196,766
6,992	ServiceNow, Inc.*	6,414,880
1,369	ServiceTitan, Inc., Class A*	146,798
5,067	Skyworks Solutions, Inc.	379,721
10,721	Snowflake, Inc.*	2,558,674

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
1,278	SPS Commerce, Inc.*	$140,963
8,830	Strategy, Inc., Class A*	2,952,840
17,233	Super Micro Computer, Inc.*	715,859
6,240	Synopsys, Inc.*	3,765,965
2,459	TD SYNNEX Corp.	364,104
10,021	TE Connectivity PLC (Switzerland)	2,069,336
1,568	Teledyne Technologies, Inc.*	843,851
4,074	Tenable Holdings, Inc.*	125,968
5,426	Teradyne, Inc.	641,570
30,615	Texas Instruments, Inc.	6,198,925
8,053	Trimble, Inc.*	650,843
4,875	Twilio, Inc., Class A*	514,849
1,448	Tyler Technologies, Inc.*	815,050
141	Ubiquiti, Inc.	74,466
13,715	UiPath, Inc., Class A*	152,511
10,589	Unity Software, Inc.*	417,312
1,487	Universal Display Corp.	206,083
2,734	VeriSign, Inc.	747,394
2,176	Vertex, Inc., Class A*	56,184
4,988	Vontier Corp.	214,035
11,776	Western Digital Corp.	946,084
7,273	Workday, Inc., Class A*	1,678,754
1,711	Zebra Technologies Corp., Class A*	542,541
8,880	Zoom Communications, Inc., Class A*	723,010
3,215	Zscaler, Inc.*	890,716

		643,698,911

Materials – 2.2%
7,417	Air Products and Chemicals, Inc.	2,181,414
3,968	Albemarle Corp.	336,963
8,695	Alcoa Corp.	279,892
77,717	Amcor PLC	670,698
16,951	Anglogold Ashanti PLC (United Kingdom)	960,444
2,213	AptarGroup, Inc.	308,204
2,629	Avery Dennison Corp.	451,268
7,379	Axalta Coating Systems Ltd.*	230,668
9,307	Ball Corp.	489,920
1,661	Carpenter Technology Corp.	400,102
3,402	Celanese Corp.	162,037
5,445	CF Industries Holdings, Inc.	471,700
16,120	Cleveland-Cliffs, Inc.*	173,290
3,754	Commercial Metals Co.	216,493
23,071	Corteva, Inc.	1,711,637
22,876	CRH PLC	2,583,844
3,906	Crown Holdings, Inc.	388,178
23,905	Dow, Inc.	588,780
14,142	DuPont de Nemours, Inc.	1,087,803
1,091	Eagle Materials, Inc.	251,912
3,881	Eastman Chemical Co.	272,990
8,506	Ecolab, Inc.	2,356,502
7,571	Element Solutions, Inc.	194,726
4,190	FMC Corp.	163,829
48,408	Freeport-McMoRan, Inc.	2,149,315
10,084	Graphic Packaging Holding Co.	224,571

Shares	Description	Value

Common Stocks – (continued)

Materials – (continued)
8,641	International Flavors &
	Fragrances, Inc.	$583,354
17,613	International Paper Co.	875,014
15,904	Linde PLC	7,606,724
2,126	Louisiana-Pacific Corp.	202,204
8,558	LyondellBasell Industries NV, Class A	482,243
2,031	Martin Marietta Materials, Inc.	1,251,908
10,667	Mosaic Co. (The)	356,278
258	NewMarket Corp.	213,356
37,664	Newmont Corp.	2,802,202
7,784	Nucor Corp.	1,157,714
3,004	Packaging Corp. of America	654,752
7,670	PPG Industries, Inc.	853,134
1,767	Reliance, Inc.	522,431
2,219	Royal Gold, Inc.	398,488
4,283	RPM International, Inc.	536,703
4,922	Sealed Air Corp.	159,817
7,831	Sherwin-Williams Co. (The)	2,864,815
2,706	Silgan Holdings, Inc.	126,966
17,296	Smurfit WestRock PLC	819,139
3,322	Sonoco Products Co.	156,964
3,031	Southern Copper Corp. (Mexico)	291,249
4,712	Steel Dynamics, Inc.	616,895
4,453	Vulcan Materials Co.	1,296,535
1,108	Westlake Corp.	97,305

		44,233,370

Real Estate – 2.2%
3,664	Agree Realty Corp. REIT	266,519
5,269	Alexandria Real Estate Equities, Inc. REIT	434,376
11,554	American Homes 4 Rent, Class A REIT	413,864
15,828	American Tower Corp. REIT	3,226,538
9,615	Americold Realty Trust, Inc. REIT	138,841
4,805	AvalonBay Communities, Inc. REIT	941,059
10,291	Brixmor Property Group, Inc. REIT	288,045
4,917	BXP, Inc. REIT	356,532
3,572	Camden Property Trust REIT	399,993
10,109	CBRE Group, Inc., Class A*	1,638,871
14,052	CoStar Group, Inc.*	1,257,513
14,671	Crown Castle, Inc. REIT	1,454,483
7,666	CubeSmart REIT	313,693
11,393	Digital Realty Trust, Inc. REIT	1,909,923
1,761	EastGroup Properties, Inc. REIT	298,595
3,301	Equinix, Inc. REIT	2,595,213
6,188	Equity LifeStyle Properties, Inc. REIT	373,075
11,587	Equity Residential REIT	766,132
2,163	Essex Property Trust, Inc. REIT	584,464
7,102	Extra Space Storage, Inc. REIT	1,019,705
2,633	Federal Realty Investment Trust REIT	264,748
4,443	First Industrial Realty Trust, Inc. REIT	233,702

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Real Estate – (continued)
8,913	Gaming and Leisure Properties, Inc. REIT	$427,913
11,825	Healthcare Realty Trust, Inc. REIT	205,519
23,425	Healthpeak Properties, Inc. REIT	420,245
23,190	Host Hotels & Resorts, Inc. REIT	399,100
19,375	Invitation Homes, Inc. REIT	606,244
9,899	Iron Mountain, Inc. REIT	913,975
1,597	Jones Lang LaSalle, Inc.*	487,995
3,978	Kilroy Realty Corp. REIT	165,445
22,324	Kimco Realty Corp. REIT	502,067
2,952	Lamar Advertising Co., Class A REIT	375,642
2,385	Lineage, Inc. REIT	99,955
3,938	Mid-America Apartment Communities, Inc. REIT	574,239
3,997	Millrose Properties, Inc. REIT	141,134
2,382	National Storage Affiliates Trust REIT	76,772
6,345	NNN REIT, Inc. REIT	272,264
9,776	Omega Healthcare Investors, Inc. REIT	416,164
31,325	Prologis, Inc. REIT	3,564,159
5,336	Public Storage REIT	1,571,932
4,788	Rayonier, Inc. REIT	125,829
30,548	Realty Income Corp. REIT	1,795,000
5,506	Regency Centers Corp. REIT	399,185
8,007	Rexford Industrial Realty, Inc. REIT	331,570
2,069	Ryman Hospitality Properties, Inc. REIT	204,397
3,592	SBA Communications Corp. REIT	735,821
10,933	Simon Property Group, Inc. REIT	1,975,156
6,306	STAG Industrial, Inc. REIT	232,376
4,277	Sun Communities, Inc. REIT	542,623
10,345	UDR, Inc. REIT	409,352
15,218	Ventas, Inc. REIT	1,036,041
35,683	VICI Properties, Inc. REIT	1,205,372
5,346	Vornado Realty Trust REIT	203,308
7,372	W.P. Carey, Inc. REIT	494,661
22,130	Welltower, Inc. REIT	3,724,036
24,513	Weyerhaeuser Co. REIT	634,151
1,686	Zillow Group, Inc., Class A*	137,375
5,847	Zillow Group, Inc., Class C*	492,961

		45,075,862

Utilities – 2.3%
24,019	AES Corp. (The)	325,217
8,681	Alliant Energy Corp.	564,873
9,111	Ameren Corp.	909,096
18,081	American Electric Power Co., Inc.	2,007,353
6,587	American Water Works Co., Inc.	945,300
5,357	Atmos Energy Corp.	889,958
4,903	Brookfield Renewable Corp. (Canada)	165,231

Shares	Description	Value

Common Stocks – (continued)

Utilities – (continued)
22,042	CenterPoint Energy, Inc.	$831,204
1,104	Clearway Energy, Inc., Class A	31,122
2,799	Clearway Energy, Inc., Class C	83,438
10,072	CMS Energy Corp.	720,853
12,195	Consolidated Edison, Inc.	1,197,915
10,591	Constellation Energy Corp.	3,261,816
28,820	Dominion Energy, Inc.	1,726,318
6,982	DTE Energy Co.	954,090
26,277	Duke Energy Corp.	3,218,670
13,025	Edison International	731,093
14,538	Entergy Corp.	1,280,652
8,727	Essential Utilities, Inc.	344,804
7,681	Evergy, Inc.	547,348
12,423	Eversource Energy	795,942
34,110	Exelon Corp.	1,489,925
18,525	FirstEnergy Corp.	808,060
1,794	IDACORP, Inc.	224,429
2,945	National Fuel Gas Co.	255,449
69,631	NextEra Energy, Inc.	5,016,914
15,911	NiSource, Inc.	672,558
6,586	NRG Energy, Inc.	958,658
6,791	OGE Energy Corp.	303,286
3,934	Oklo, Inc.*(a)	289,700
74,268	PG&E Corp.	1,134,815
4,033	Pinnacle West Capital Corp.	360,389
25,016	PPL Corp.	912,333
16,864	Public Service Enterprise Group, Inc.	1,388,413
22,067	Sempra	1,821,852
37,112	Southern Co. (The)	3,425,438
1,909	Southwest Gas Holdings, Inc.	152,491
1,541	Talen Energy Corp.*	583,916
7,235	UGI Corp.	250,620
11,314	Vistra Corp.	2,139,591
10,787	WEC Energy Group, Inc.	1,148,923
19,508	Xcel Energy, Inc.	1,412,184

		46,282,237

TOTAL COMMON STOCKS (Cost $521,969,535)		2,015,383,891

Shares	Dividend Rate	Value

Investment Company – 0.2%(b)

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
3,367,884	4.114%	3,367,884
(Cost $3,367,884)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $525,337,419)		2,018,751,775

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
1,695,323	4.154%	$1,695,323
(Cost $1,695,323)

TOTAL INVESTMENTS – 100.0% (Cost $527,032,742)		$2,020,447,098

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		323,409

NET ASSETS – 100.0%		$2,020,770,507

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan. (b) Represents an affiliated issuer.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Investment Abbreviations:

LP	—Limited Partnership

PLC	—Public Limited Company

REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At August 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 1000 Index	11	09/19/25	$1,947,990	$58,974

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS MARKETBETA® ETFS II

Statements of Assets and Liabilities August 31, 2025

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF

Assets:

Investments in unaffiliated issuers, at value (cost $316,314,420 and $520,834,334, respectively)(a)	$519,910,936	$2,007,685,458
Investments in affiliated issuers, at value (cost $1,173,084 and $4,503,085, respectively)	1,173,084	11,066,317
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	3,257,935	1,695,323
Foreign Currency, at value (cost $303,513 and $–, respectively)	305,016	—
Receivables:
Dividends	946,925	1,930,677
Foreign tax reclaims	545,165	—
Collateral on certain derivative contracts	17,835	150,481
Securities lending income	5,468	31,007
Investments sold	14	—

Total assets	526,162,378	2,022,559,263

Liabilities:

Variation margin on futures contracts	3,286	14,585
Payables:
Payable upon return of securities loaned	3,257,935	1,695,323
Foreign capital gains taxes	1,114,292	—
Management fees	36,263	78,848
Investments purchased	117	—

Total liabilities	4,411,893	1,788,756

Net Assets:

Paid-in capital	330,106,846	536,450,925
Total distributable earnings	191,643,639	1,484,319,582

NET ASSETS	$521,750,485	$2,020,770,507

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	9,985,415	36,107,538

Net asset value per share:	$52.25	$55.97

(a)	Includes loaned securities having a market value of $2,887,751 and $1,624,895 for MarketBeta® Total International Equity ETF and MarketBeta® U.S. 1000 Equity ETF, respectively.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® ETFS II

Statements of Operations For the Fiscal Year Ended August 31, 2025

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $1,704,204 and $2,672, respectively)	$12,599,872	$23,273,606

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	87,047	74,343

Dividends — affiliated issuers	74,730	253,959

Total Investment Income	12,761,649	23,601,908

Expenses:

Management fees	835,286	1,871,861

Trustee fees	30,178	38,275

Total expenses	865,464	1,910,136

Less — expense reductions	(3,097)	(4,802)

Net expenses	862,367	1,905,334

NET INVESTMENT INCOME	11,899,282	21,696,574

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(5,538,866)	(4,666,538)

Investments — affiliated issuers	—	7,374

In-kind redemptions — affiliated issuers	—	325,812

In-kind redemptions — unaffiliated issuers	1,121,565	21,744,939

Foreign currency transactions	5,353	(73)

Futures contracts	414,230	(162,809)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the net change in foreign capital gains tax liability of $210,202 and $–, respectively)	62,018,305	240,238,091

Investments — affiliated issuers	—	2,176,307

Futures contracts	(2,377)	40,323

Foreign currency translations	4,978	—

Net realized and unrealized gain	58,023,188	259,703,426

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$69,922,470	$281,400,000

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS MARKETBETA® ETFS II

Statements of Changes in Net Assets

	MarketBeta® Total International Equity ETF		MarketBeta® U.S. 1000 Equity ETF

	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment income	$11,899,282	$11,136,015	$21,696,574	$20,739,166

Net realized gain (loss)	(3,997,718)	4,644,122	17,248,705	19,399,591

Net change in unrealized gain	62,020,906	55,329,555	242,454,721	328,043,841

Net increase in net assets resulting from operations	69,922,470	71,109,692	281,400,000	368,182,598

Distributions to shareholders:

From distributable earnings	(14,709,315)	(10,956,194)	(21,888,499)	(20,687,634)

From share transactions:

Proceeds from sales of shares	2,027,469	32,522,179	40,047,083	22,903,561

Cost of shares redeemed	(2,037,215)	(30,970,329)	(26,674,512)	(22,893,168)

Net increase (decrease) in net assets resulting from share transactions	(9,746)	1,551,850	13,372,571	10,393

TOTAL INCREASE	55,203,409	61,705,348	272,884,072	347,505,357

Net Assets:

Beginning of year	$466,547,076	$404,841,728	$1,747,886,435	$1,400,381,078

End of year	$521,750,485	$466,547,076	$2,020,770,507	$1,747,886,435

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® ETFS II

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta® Total International Equity ETF
	For the Fiscal Year Ended August 31,		For the Period May 31, 2023*
	2025	2024	to August 31, 2023

Per Share Operating Performance:

Net asset value, beginning of period	$46.72	$40.75	$39.43

Net investment income(a)	1.19	1.11	0.20

Net realized and unrealized gain	5.81	5.95	1.12

Total from investment operations	7.00	7.06	1.32

Distributions to shareholders from net investment income	(1.47)	(1.09)	–

Net asset value, end of period	$52.25	$46.72	$40.75

Market price, end of period	$52.77	$46.91	$41.25

Total Return at Net Asset Value(b)	15.36%	17.63%	3.35%

Net assets, end of period (in 000’s)	$521,750	$466,547	$404,842

Ratio of net expenses to average net assets	0.18%	0.18%	0.18%(c)

Ratio of net investment income to average net assets	2.53%	2.59%	1.95%(c)

Portfolio turnover rate(d)	5%	4%	48%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS MARKETBETA® ETFS II

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta® U.S. 1000 Equity ETF
	For the Fiscal Year Ended August 31,			For the Period April 5, 2022*
	2025	2024	2023	to August 31, 2022

Per Share Operating Performance:

Net asset value, beginning of period	$48.77	$39.08	$34.49	$39.49

Net investment income(a)	0.60	0.58	0.54	0.21

Net realized and unrealized gain (loss)	7.21	9.69	4.69	(5.09)(b)

Total from investment operations	7.81	10.27	5.23	(4.88)

Distributions to shareholders from net investment income	(0.61)	(0.58)	(0.55)	(0.12)

Distributions to shareholders from net realized gains	–	–	(0.09)	–

Total distributions	(0.61)	(0.58)	(0.64)	(0.12)

Net asset value, end of period	$55.97	$48.77	$39.08	$34.49

Market price, end of period	$55.95	$48.73	$39.09	$34.54

Total Return at Net Asset Value(c)	16.14%	26.50%	15.44%	(12.36)%

Net assets, end of period (in 000’s)	$2,020,771	$1,747,886	$1,400,381	$1,236,018

Ratio of net expenses to average net assets	0.10%	0.11%	0.11%	0.11%(d)

Ratio of net investment income to average net assets	1.18%	1.35%	1.53%	1.47%(d)

Portfolio turnover rate(e)	2%	2%	7%	25%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Per Share net realized and unrealized loss may not correspond with the aggregate realized and change in unrealized gains and losses in the Fund’s investments due to in-kind purchases processed at original security cost.

(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® ETFS II

Notes to Financial Statements August 31, 2025

1. ORGANIZATION

Goldman Sachs ETF Trust II (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust and was established by an Agreement and Declaration of Trust dated September 13, 2021. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversified/ Non-Diversified

Goldman Sachs MarketBeta® Total International Equity ETF	Diversified

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF	Diversified

The investment objective of each Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective Index.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (“Agreement”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

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Notes to Financial Statements (continued) August 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Expenses — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid quarterly and annually, respectively.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Fund’s financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

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GOLDMAN SACHS MARKETBETA® ETFS II

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include ETFs and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives

73

GOLDMAN SACHS MARKETBETA® ETFS II

Notes to Financial Statements (continued) August 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of August 31, 2025:

MarketBeta® Total International Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$5,535,932	$—	$—
Asia	232,287,674	2,843,275	—
Europe	168,255,868	1,166,309	—
North America	73,157,016	194,705	—
Oceania	25,453,328	—	—
South America	7,222,630	1,720,737	—
Exchange-Traded Fund	2,073,462	—	—
Investment Company	1,173,084	—	—
Securities Lending Reinvestment Vehicle	3,257,935	—	—

Total	$518,416,929	$5,925,026	$—

Derivative Type

Assets

Futures Contracts(b)	$14,203	$—	$—

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GOLDMAN SACHS MARKETBETA® ETFS II

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MarketBeta® U.S. 1000 Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,314,410	$—	$—
Europe	12,553,527	—	—
North America	1,996,579,080	—	1
South America	3,936,873	—	—
Investment Company	3,367,884	—	—
Securities Lending Reinvestment Vehicle	1,695,323	—	—

Total	$2,020,447,097	$—	$1

Derivative Type

Assets

Futures Contracts(b)	$58,974	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

(b)	Amount shown represents unrealized gain (loss) at fiscal year end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of August 31, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

MarketBeta® Total International Equity ETF

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$14,203	Variation margin on futures contracts	$—

MarketBeta® U.S. 1000 Equity ETF

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$58,974	Variation margin on futures contracts	$—

[1]

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of August 31, 2025 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended August 31, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

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GOLDMAN SACHS MARKETBETA® ETFS II

Notes to Financial Statements (continued) August 31, 2025

4. INVESTMENTS IN DERIVATIVES (continued)

MarketBeta® Total International Equity ETF
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$414,230	$(2,377)

MarketBeta® U.S. 1000 Equity ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(162,809)	40,323

For the fiscal year ended August 31, 2025, the relevant values for each derivative type was as follows:

Fund	Average Number of Futures Contracts(a)

MarketBeta® Total International Equity ETF	18

MarketBeta® U.S. 1000 Equity ETF	10

(a)

Amounts disclosed represent average number of contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the fiscal year ended August 31, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of the Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the fiscal year ended August 31, 2025, contractual and effective net unitary management fees with GSAM were at the following rates:

	Contractual Unitary Management Fee
Fund	First $100 million	Next $400 million	Next $500 million	Over $1 billion	Effective Net Unitary Management Fee*

Goldman Sachs MarketBeta® Total International Equity ETF	0.20%	0.18%	0.12%	0.10%	0.18%

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GOLDMAN SACHS MARKETBETA® ETFS II

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Contractual Unitary Management Fee
Fund	First $300 million	Next $700 milion	Next $4 billion	Over $5 billion	Effective Net Unitary Management Fee*

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF	0.15%	0.10%	0.09%	0.08%	0.10%

*	Effective Net Unitary Management Fee includes the impact of management fee waivers, if any.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Treasury Obligations Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the affiliated Underlying Fund. For the fiscal year ended August 31, 2025, GSAM waived $3,097 and $4,802 of the Funds’ management fees for the MarketBeta® Total International Equity ETF and MarketBeta® U.S. 1000 Equity ETF, respectively.

B. Other Transactions with Affiliates — For the fiscal year ended August 31, 2025, Goldman Sachs did not earn any brokerage commissions from portfolio transactions on behalf of the Funds.

The following tables provide information about the Funds’ investments in the Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares and Goldman Sachs Group, Inc. as of and for the fiscal year ended August 31, 2025.

MarketBeta® Total International Equity ETF

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of August 31, 2025	Shares as of August 31, 2025	Dividend Income	Capital Gain Distribution
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
	$1,284,250	$19,929,078	$(20,040,244)	$–	$–	$1,173,084	1,173,084	$74,730	$–

MarketBeta® U.S. 1000 Equity ETF

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of August 31, 2025	Shares as of August 31, 2025	Dividend Income	Capital Gain Distribution
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
	1,747,019	29,966,439	(28,345,574)	–	–	3,367,884	3,367,884	117,401	–

Goldman Sachs Group, Inc. (The)
	5,513,251	127,196	(451,507)	333,186	2,176,307	7,698,433	10,330	136,558	–

Total	$7,260,270	$30,093,635	$(28,797,081)	$333,186	$2,176,307	$11,066,317		$253,959	$–

6. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust

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Notes to Financial Statements (continued) August 31, 2025

6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

Share activity is as follows:

	Goldman Sachs MarketBeta® Total International Equity ETF

	For the Fiscal Year Ended August 31, 2025		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	40,000	$2,027,469	800,000	$32,522,179

Shares redeemed	(40,000)	(2,037,215)	(750,000)	(30,970,329)

NET INCREASE (DECREASE) IN SHARES	—	$(9,746)	50,000	$1,551,850

	Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

	For the Fiscal Year Ended August 31, 2025		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	780,000	$40,047,083	530,000	$22,903,561

Shares redeemed	(510,000)	(26,674,512)	(530,000)	(22,893,168)

NET INCREASE IN SHARES	270,000	$13,372,571	—	$10,393

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended August 31, 2025, were as follows:

Fund	Purchases	Sales

MarketBeta® Total International Equity ETF	$22,231,959	$22,934,691

MarketBeta® U.S. 1000 Equity ETF	39,245,978	37,747,013

The purchases and sales from in-kind creation and redemption transactions for the fiscal year ended August 31, 2025, were as follows:

Fund	Purchases	Sales

MarketBeta® Total International Equity ETF	$—	$2,008,377

MarketBeta® U.S. 1000 Equity ETF	36,878,036	26,401,009

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8. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of August 31, 2025, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the fiscal year ended August 31, 2025, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the fiscal year ended August 31, 2025:

Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2025

MarketBeta® Total International Equity ETF	$2,375,151	$79,826,294	$ (78,943,510)	$3,257,935

MarketBeta® U.S. 1000 Equity ETF	209,945	16,406,464	(14,921,086)	1,695,323

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Notes to Financial Statements (continued) August 31, 2025

9. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended August 31, 2025 were as follows:

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF

Distributions paid from:

Ordinary Income	$14,709,315	$21,888,499

The tax character of distributions paid during the fiscal year ended August 31, 2024 were as follows:

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF

Distributions paid from:

Ordinary Income	$10,956,194	$20,687,634

As of August 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF

Undistributed Tax Exempt income — net	$3,241,558	$3,544,535

Capital loss carryforwards:

Perpetual Short-Term	(4,638,333)	(2,175,948)

Perpetual Long-Term	—	(1,186,609)

Total capital loss carryforwards	(4,638,333)	(3,362,557)

Timing differences — (Qualified Late Year Ordinary Loss Deferral/Post-October Capital Loss Deferral)	(5,505,503)	(5,107,653)

Unrealized gains (losses) — net	198,545,917	1,489,245,257

Total accumulated earnings (losses) — net	$191,643,639	$1,484,319,582

As of August 31, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF

Tax Cost	$324,727,253	$531,260,815

Gross unrealized gain	211,635,713	1,505,538,351

Gross unrealized loss	(13,089,796)	(16,293,094)

Net unrealized gain (loss)	$198,545,917	$1,489,245,257

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9. TAX INFORMATION (continued)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, and differences in the tax treatment of partnership investments, passive foreign investment company investments and underlying fund investments.

In order to present certain components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds’ and result primarily from redemption in-kind transactions.

Fund	Paid in Capital	Total Distributable Earnings

Goldman Sachs MarketBeta® Total International Equity ETF	$1,117,060	$(1,117,060)

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF	22,066,441	(22,066,441)

10. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index (or a Reference Index, if applicable), including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Depositary Receipts Risk — Foreign securities may trade in the form of depositary receipts, which include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). To the extent the Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

Foreign and Emerging Countries Risk — For the MarketBeta® Total International Equity ETF, investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange

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Notes to Financial Statements (continued) August 31, 2025

10. OTHER RISKS (continued)

rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic Risk and Sector Risk — If a Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.

Index Risk — Solactive AG (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. The Funds will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing the Index, but it does not guarantee the accuracy or availability of any such third party data. The Index Provider may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk— Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at

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10. OTHER RISKS (continued)

a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Mid-Cap Risk — Investments in mid-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Seed Investor Risk — GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to the Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not the Fund). Seed investors may contribute cash and/ or securities in kind and such seed investment may constitute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s Shares. The form of a seed investor’s contribution and any redemption activity by a seed investor can affect, including adversely, the tax efficiency of the Fund.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

11. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

12. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

83

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of Goldman Sachs ETF Trust II and Shareholders of Goldman Sachs MarketBeta Total International Equity ETF and Goldman Sachs MarketBeta U.S. 1000 Equity ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs MarketBeta Total International Equity ETF and Goldman Sachs MarketBeta U.S. 1000 Equity ETF (two of the funds constituting Goldman Sachs ETF Trust II, hereafter collectively referred to as the “Funds”) as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 27, 2025

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

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Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs MarketBeta Total International Equity ETF and Goldman Sachs MarketBeta U.S. 1000 Equity ETF (each, a “Fund”) are investment portfolios of Goldman Sachs ETF Trust II (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2026 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17-18, 2025 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held six meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to (i) the performance of similar exchange-traded funds (“ETFs”), as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”); (ii) its underlying index; and (iii) information on general investment outlooks in the markets in which the Fund invests;

(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)

fee and expense information for the Fund, including the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;

(e)	with respect to the investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	information relating to the profitability of the Management Agreement to the Investment Adviser;
(g)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(h)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(i)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(j)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(k)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(l)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees considered that under the Management Agreement, each Fund pays a single fee to the Investment Adviser, and the Investment Adviser pays each Fund’s ordinary operating expenses, excluding payments under each Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. The Trustees also considered information about each Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Funds are passively-managed ETFs that seek to track an index developed and maintained by a third-party service provider. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Funds. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing investment strategies similar to those of the Funds. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings compiled by the Outside Data Provider as of December 31, 2024, and updated information prepared by the Investment Adviser regarding the Fund’s category rankings using the peer group identified by the Outside Data Provider as of March 31, 2025. The information on each Fund’s investment performance was provided for the one-year period ending on the applicable dates. As part of this review, they reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing each Fund’s performance to that of its respective index. The Trustees observed that the Fund’s investment performance was consistent with the investment objective of tracking its index.

In addition, the Trustees considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

Unitary Fee Structure

The Trustees considered the unitary management fee rate payable by each Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which each Fund pays a single fee to the Investment Adviser, and the Investment Adviser then pays all of each Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and non-advisory services that were directed to the needs and operations of the Funds as ETFs.

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GOLDMAN SACHS MARKETBETA® ETFS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The Trustees also considered information regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of the Funds’ fee rates and expense ratios to those of relevant peer funds were prepared by the Investment Adviser and certain third-party providers of mutual fund and ETF data. The Trustees concluded that the comparisons provided by the Outside Data Provider and the Investment Adviser were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds. They also noted that shareholders are able to sell their Fund shares on the secondary market if they believe that Fund fees and expenses are too high or if they are dissatisfied with the performance of a Fund.

The Trustees considered that license fees would be payable by the Investment Adviser to Solactive AG for the use of its indices.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard, the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules with respect to the Fund for various functions, and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs & Co. LLC (“Goldman Sachs”) organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology and profitability analysis calculations. Profitability data for each Fund was provided for 2024 and 2023. The Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees noted that the Funds, unlike many other ETFs, have management fee breakpoints. The Trustees considered the breakpoints in the fee rate payable under the Management Agreement at the following annual percentage rates of the average daily net assets of the Funds:

Goldman Sachs MarketBeta Total International Equity ETF

First $100 million	0.20%

Next $400 million	0.18

Next $500 million	0.12

Over $1 billion	0.10

Goldman Sachs MarketBeta U.S. 1000 Equity ETF

First $300 million	0.15%

Next $700 million	0.10

Next $4 billion	0.09

Over $5 billion	0.08

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with each Fund and its shareholders as assets under management reach those asset levels. The Trustees considered the amount of assets in each Fund and information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group. Upon reviewing these matters, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of each Fund, which each had asset levels above the second breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (b) fees earned by the Investment Adviser for managing the funds in which the Funds’ securities lending cash collateral is invested; (c) the Investment Adviser’s ability to leverage the infrastructure designed

87

GOLDMAN SACHS MARKETBETA® ETFS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

to service the Funds on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (f) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (g) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the ETF marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary fee paid by each Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2026.

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GOLDMAN SACHS MARKETBETA® ETFS II

Goldman Sachs MarketBeta ETFs II — Tax Information (Unaudited)

From distributions paid during the fiscal year ended August 31, 2025, the total amount of income received by the MarketBeta Total International Equity ETF from sources within foreign countries and possessions of the United States was $1.1562 per share, all of which is attributable to qualified passive income. The percentage of net investment income dividends paid from foreign sources by the MarketBeta Total International Equity ETF was 82.39%. The total amount of taxes paid by the MarketBeta Total International Equity ETF to foreign countries was $0.1463 per share.

For the fiscal year ended August 31, 2025, 100% and 75.21% of the dividends paid from net investment company taxable income by the MarketBeta U.S. 1000 Equity ETF and MarketBeta Total International Equity ETF, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

For the fiscal year ended August 31, 2025, 95.91% of the dividends paid from net investment company taxable income by MarketBeta U.S. 1000 Equity ETF qualify for the dividends received deduction available to corporations.

89

TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President Cheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer, Dwight L. Bush Principal Accounting Officer and Treasurer Kathryn A. Cassidy Robert Griffith, Secretary John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener THE BANK OF NEW YORK MELLON Transfer Agent ALPS DISTRIBUTORS, INC. Distributor GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2025 Goldman Sachs. All rights reserved. MKTBETAIIETFAR-25

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs ETF Trust II’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on November 3, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs ETF Trust II

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs ETF Trust II

Date:	November 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs ETF Trust II

Date:	November 4, 2025

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs ETF Trust II

Date:	November 4, 2025